As filed with the Securities and Exchange Commission on November 30, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

            Simon D. Collier, President & Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110


                     Date of fiscal year end: March 31, 2005

                  Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

                           AUSTIN GLOBAL EQUITY FUND

                              SEMI-ANNUAL REPORT

                              SEPTEMBER 30, 2005
                                  (UNAUDITED)

                      AUSTIN INVESTMENT MANAGEMENT, INC.

                               TABLE OF CONTENTS

                    A Message to Our Shareholders        1

                    Portfolio Profile                    4

                    Schedule of Investments              5

                    Statement of Assets and Liabilities 10

                    Statement of Operations             11

                    Statements of Changes in Net Assets 12

                    Financial Highlights                13

                    Notes to Financial Statements       14

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AUSTIN GLOBAL EQUITY FUND
A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2005
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Dear Fellow Shareholder:

The Austin Global Equity Fund (the "Fund") ended September 30, 2005 with a net asset value of $21.14, achieving a return of 10.39% for the six month period. This compared most favorably with a 6.35% advance in our benchmark, the Morgan Stanley Capital International World Index ("MSCI") and the S&P 500 Index gain of 4.08%.*

The greatest contributors to performance came from the Fund's holdings in natural resource related stocks, such as Encana Corp., Fording Canadian Coal Trust and Rio Tinto plc ADR. Commodity prices, especially oil and natural gas continued their march upward fueled by strong demand from fast growing economies such as China and India and supply disruption fears exaggerated by a busy hurricane season in the Gulf of Mexico. Natural gas prices rose rather dramatically and ended the period at around $14 per million British Thermal Units, roughly double in price from March 2005. This price increase had a positive effect by bolstering the Fund's holdings that are levered to gas prices. While we retain our favorable outlook on energy stocks, the Fund did reduce its exposure to the sector as the portfolio weighting ballooned to over 20% in energy related businesses. We believe this was prudent portfolio management. The Fund continues to hold its core energy positions and we do not foresee drastically reducing exposure in the near future. The biggest detractors to performance were media stocks, which continue to languish amidst investor uncertainty over the disruption of the traditional media business model by the Internet. We believe companies engaged in media content such as Time Warner, Inc. and Viacom, Inc. possess valuable, hard to replicate assets and should ultimately succeed. We do, however, acknowledge the considerable challenges these companies face in the new Internet-centric advertising environment. International markets in general were a tailwind for performance. As we have previously written, valuations outside the US have been more attractive in our estimation over the past few years. This valuation disparity has recently narrowed however due to recent foreign market out performance. As of early November, most non-US indices are up double digits versus a roughly flat return on US indices.

With regard to the market and economy, we note that the bulk of appreciation realized by many equity indices last year was achieved during the fourth quarter. Subsequently, these gains were consolidated during the market decline that ended in April of this year. By early August, the S&P 500 Index had appreciated by more than 10%, to a new recovery high. Most recently, investor concerns have increased exponentially causing the markets to give back a portion of the gains achieved from the April market index lows.

What is surprising to us is the degree of investor anxiety regarding issues that have been publicly debated for quite some time. The two major "old news" issues are rising interest rates and higher energy prices. For more than a year, the Federal Reserve repeatedly has stated its intention to bring short-term interest rates to a level that represents 'neutrality' -- i.e., the Federal Funds rate would be increased at a measured pace until inflationary pressures subside. Higher energy costs have been on the investment landscape for an even longer period of time with the understanding that there would be an eventual inflationary pass through. The supply/demand fundamentals of energy were the reason behind our decision to overweight this sector in early 2003.

We note many of the positive fundamentals that have contributed to extending this cyclical bull market in terms of both time and price, including:

  . After three years and a decline of almost 35% against both the Euro and Yen, the US Dollar has made new recovery highs against both currencies.
  . Higher interest rates make investment in the United States more attractive to foreign investors, thereby helping to finance the budget deficit.

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AUSTIN GLOBAL EQUITY FUND
A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2005
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  . The measured pace by which the Federal Reserve has raised short-term interest rates has allowed the economy to grow and employment to increase.
  . Over time, the increase in the Federal Funds rate should stem inflationary pressures which potentially results in having interest rates at a level from which monetary policy can once again be available as an effective policy tool.

In our conversations here at the Fund's adviser, Austin Investment Management, Inc., we have discussed the fundamental changes that could impact our capital markets going forward. The important conclusion being that with the end of the secular bull market of 1982-2000, the past would not serve as a prologue to the future. While markets fluctuate in value and can produce negative returns for various periods of time, our philosophy is that above average returns can be achieved by emphasizing specific market sectors and niches. This market cycle has provided an almost picture perfect example. Over the 18-month period ended September 30, 2005, the S&P 500 Index has appreciated by slightly more than 10%, while a broad measure of the energy sector has appreciated by almost 90%, thus increasing the weighting of energy within the S&P 500 Index from a low of 5% to over 10% currently.

While we believe it is likely that we are in the latter stages of the current equity market cycle, as evidenced by the modest returns of the past two years, it is worth noting that many broad market indices have made new recovery highs. While this does not argue for exceptionally robust returns going forward, it does suggest to us that current fears of a significant market decline appear unwarranted barring any unforeseen circumstances.

As we have previously written, our research process has uncovered numerous investment opportunities in Japan including, but not limited to, Japanese non-life insurers such as Mitsui Sumitomo Insurance Co., Ltd. The Japanese equity market has outperformed US markets as of late and as discussed below, we are optimistic about the Japanese economy long term. Japan's economy has produced better data as a result of improved corporate sentiment and growth. It is interesting to note that Japanese domestic holdings of equities remain low despite a firming of their market which, among other things, can be attributed to increased foreign investment. We would argue that as deflation fades and their economy advances, the extremely conservative psychology of Japanese households will also change. Moreover, Japanese institutional investors have also remained largely on the sidelines.

Fund management has been able to find attractive, well financed Japanese businesses at perceived bargain prices. One example of a new investment by the Fund is RHJ International ("RHJ"), which is actually a publicly traded investment company domiciled in Belgium with a focus on Japanese investments. In our view, management of RHJ has shown a keen ability and considerable expertise in buying distressed assets and turning them around. Most notably, RHJ management was responsible for buying Shinsei bank (formerly troubled Long Term Credit Bank of Japan) from the government, and then transforming the bank and ultimately making a profit in the process.

Further evidence of our optimism for the Japanese market is in terms of valuation as the price-to-earnings (P/E) multiple for Japanese stocks are at historically low levels. In addition, non-performing loans associated with Japanese banks have been on a downward trend from their peak in 2000. And finally, we note an increasing climate of shareholder activism and increased shareholder attention by Japanese corporate managements. Although activism is a small, but emerging trend, the potential benefits include increased accountability of corporate managements to run their businesses for minority shareholders such as the Fund, and not for their own interests. One story of note was the recent Livedoor/Fuji TV battle for acquiring Nippon Broadcasting, a company in which the Fund was fortunate to be a shareholder. Other Nippon investors included "M&A consulting", a dedicated shareholder activist fund.

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AUSTIN GLOBAL EQUITY FUND
A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2005
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Finally, we would like to note that for tax purposes, the Fund took losses to at least partially offset the large gains that were realized during the year. This is an effort to mitigate, to a certain extent, the tax consequences of realizing long-term gains. In most cases it is not a reflection of a negative outlook on the market to raise cash or specifically the stocks that were sold. Should these stocks remain in what we believe to be an attractive valuation range, it is possible that we may repurchase shares.

Thank you for your continued investment in the Fund.

/s/
Peter A. Vlachos

/s/
David Rappa

Peter A. Vlachos
David E. Rappa
Austin Investment Management, Inc.

*THE FUND'S PERFORMANCE REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR MORE RECENT PERFORMANCE PLEASE CALL (800) 754-8759.

INVESTING OVERSEAS INVOLVES SPECIAL RISKS, INCLUDING THE VOLATILITY OF CURRENCY EXCHANGE RATES AND, IN SOME CASES, LIMITED GEOGRAPHIC FOCUS, POLITICAL AND
ECONOMIC INSTABILITY, AND RELATIVELY ILLIQUID MARKETS. THE FUND MAY INVEST IN SMALL- AND MID-CAP COMPANIES WHICH CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES FOR VARIOUS REASONS SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCK.

THE MSCI WORLD INDEX MEASURES THE PERFORMANCE OF A DIVERSE RANGE OF GLOBAL STOCK MARKETS IN THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE INDEX IS UNMANAGED AND EXCLUDES THE EFFECT OF ANY EXPENSES WHICH MAY HAVE BEEN DEDUCTED FROM THE FUND. THE S&P 500 INDEX IS A BROAD-BASED, UNMANAGED MEASUREMENT OF CHANGES IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE OF 500 WIDELY HELD COMMON STOCKS. ONE CANNOT INVEST DIRECTLY IN AN INDEX. PRICE TO EARNINGS RATIO IS THE VALUE OF A COMPANY'S STOCK PRICE RELATIVE TO COMPANY EARNINGS.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGERS AS OF SEPTEMBER 30, 2005 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

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AUSTIN GLOBAL EQUITY FUND
PORTFOLIO PROFILE
SEPTEMBER 30, 2005
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     % OF TOTAL INVESTMENTS

                                    [CHART]

United States                              25.7%
Canada                                      9.8%
Japan                                       9.1%
Other Countries                             7.0%
France                                      6.9%
Netherlands                                 6.5%
Switzerland                                 5.7%
U.S. Treasury Securities                    5.7%
United Kingdom                              5.5%
Money Market Funds                          5.1%
Hong Kong                                   4.8%
Norway                                      4.6%
Singapore                                   3.3%
Put Options Purchased                       0.3%


                       % OF TOTAL INVESTMENTS
                       Consumer Staples            20.7%
                       Financials                  16.7%
                       Industrials                 12.7%
                       Energy                      11.9%
                       Telecommunication Services  11.4%
                       U.S. Treasury Bills          5.7%
                       Money Market Funds           5.1%
                       Materials                    4.7%
                       Consumer Discretionary       4.7%
                       Information Technology       4.6%
                       Utilities                    1.5%
                       Put Options Purchased        0.3%
                                                  -----
                                                  100.0%
                                                  =====

See Notes to Financial Statements.

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AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
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      SHARES         SECURITY DESCRIPTION            COST        VALUE
     -------- ---------------------------------- ------------ ------------

     COMMON STOCK -- 89.3%

              ARGENTINA -- 0.8%
       20,000 Cresud SA, ADR                     $    226,108 $    274,600
                                                 ------------ ------------

              BELGIUM -- 1.4%
       20,000 RHJ International+                      487,146      482,259
                                                 ------------ ------------

              CANADA -- 9.8%
        5,000 Agrium, Inc.                             80,881      110,202
       37,000 Canfor Corp.+                           456,205      444,408
       25,000 EnCana Corp.                            409,314    1,457,750
       15,000 Fording Canadian Coal Trust             128,805      638,550
       13,000 Intrawest Corp.                         263,573      354,067
        4,000 National Bank of Canada                 110,395      207,444
        2,000 Suncor Energy, Inc.                      71,640      121,060
        3,000 Zenon Environmental, Inc.+               65,077       62,967
                                                 ------------ ------------
                                                    1,585,890    3,396,448
                                                 ------------ ------------

              CHINA -- 0.0%
       10,000 Zhejiang Expressway Co., Ltd.             6,853        7,025
                                                 ------------ ------------

              FRANCE -- 6.9%
       15,000 Cap Gemini SA+                          446,558      585,583
        9,000 Carrefour SA                            428,871      415,370
        4,500 CNP Assurances                          224,499      302,738
        6,000 Eurazeo                                 183,070      617,050
        6,000 L'Oreal SA                              443,811      466,224
                                                 ------------ ------------
                                                    1,726,809    2,386,965
                                                 ------------ ------------

              GERMANY -- 1.3%
       10,000 Infineon Technologies AG+                94,975       98,501
        4,000 Merck KGaA                              110,938      337,099
                                                 ------------ ------------
                                                      205,913      435,600
                                                 ------------ ------------

              GREECE -- 0.6%
        7,000 Coca-Cola Hellenic Bottling Co. SA       82,732      203,561
                                                 ------------ ------------

                                             See Notes to Financial Statements.

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AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
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 SHARES                SECURITY DESCRIPTION                    COST        VALUE
-------- ------------------------------------------------- ------------ ------------

         HONG KONG -- 4.8%
  45,000 Guoco Group, Ltd.                                 $    358,938 $    456,511
  80,000 Hang Lung Properties, Ltd.                             126,749      127,356
   7,000 Henderson Land Development Co., Ltd.                    35,420       34,965
     533 Hutchison Telecommunications International, Ltd.+          416          773
  60,000 Hutchison Whampoa, Ltd.                                464,182      620,670
 200,000 LIU Chong Hing Investment, Ltd.                        169,398      197,222
 125,000 Swire Pacific, Ltd., Class B                           107,807      220,747
                                                           ------------ ------------
                                                              1,262,910    1,658,244
                                                           ------------ ------------

         ITALY -- 0.3%
  10,000 Arnoldo Mondadori Editore SpA                           75,083      100,491
                                                           ------------ ------------

         JAPAN -- 9.1%
  80,000 Aioi Insurance Co., Ltd.                               276,925      477,148
      15 Millea Holdings, Inc.                                  213,672      240,868
  60,000 Mitsui Sumitomo Insurance Co., Ltd.                    304,192      695,606
   5,000 Nippon Sheet Glass Co., Ltd.                            23,554       22,543
  55,000 Nisshinbo Industries, Inc.                             278,976      477,501
  29,000 Sanyo Electric Co., Ltd.+                               73,705       71,643
  35,000 Toyota Industries Corp.                                662,059    1,164,196
                                                           ------------ ------------
                                                              1,833,083    3,149,505
                                                           ------------ ------------

         MEXICO -- 0.1%
  12,000 Embotelladoras Arca SA de CV                            25,700       25,795
                                                           ------------ ------------

         NETHERLANDS -- 6.5%
  23,207 ABN Amro Holding NV                                    475,038      557,631
  13,000 Akzo Nobel NV                                          453,881      568,475
  22,000 Heineken Holding NV                                    617,938      650,640
   4,000 Randstad Holding NV                                    101,331      154,033
  25,475 Wegener NV CVA                                         233,543      322,496
                                                           ------------ ------------
                                                              1,881,731    2,253,275
                                                           ------------ ------------

See Notes to Financial Statements.

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AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
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   SHARES            SECURITY DESCRIPTION               COST           VALUE
  --------- --------------------------------------- ------------    ------------

            NORWAY -- 4.7%
     39,600 Farstad Shipping A/S                    $    378,949    $    561,440
      5,000 Ganger Rolf A/S                              159,253         397,744
     13,000 Golar LNG, Ltd.+                             164,641         166,920
     20,000 Smedvig ASA, Class A                         203,114         492,007
                                                    ------------    ------------
                                                         905,957       1,618,111
                                                    ------------    ------------

            SINGAPORE -- 3.3%
      8,000 BIL International, Ltd.                        5,651           6,061
  1,026,000 Chuan Hup Holdings, Ltd.                     315,913         558,698
    601,000 Del Monte Pacific, Ltd.                      249,968         197,428
  3,000,000 Hotung Investment Holdings, Ltd.+            278,103         270,000
     10,000 Overseas Union Enterprise, Ltd.               55,781          56,526
     20,000 WBL Corp., Ltd.                               41,035          41,669
                                                    ------------    ------------
                                                         946,451       1,130,382
                                                    ------------    ------------

            SPAIN -- 1.3%
     10,000 Altadis SA                                   307,802         449,345
                                                    ------------    ------------

            SWEDEN -- 1.3%
     30,000 Investor AB, Class A                         306,101         463,804
                                                    ------------    ------------

            SWITZERLAND -- 5.8%
     10,000 Compagnie Financiere Richemont, Class A      224,136         397,518
        300 Gurit-Heberlein AG, Class B                  260,507         285,049
      2,200 Nestle SA                                    485,453         646,733
     13,000 Novartis AG                                  601,050         661,974
                                                    ------------    ------------
                                                       1,571,146       1,991,274
                                                    ------------    ------------

            UNITED KINGDOM -- 5.5%
    100,000 Brit Insurance Holdings plc                  157,176         149,489
      9,000 British Land Co. plc                         118,753         149,745
     10,000 Diageo plc ADR                               491,125         580,100
        469 HSBC Holdings plc                              6,399           7,630
      1,500 Rio Tinto plc ADR                             99,921         246,450
     25,000 Trinity Mirror plc                           111,209         265,586
     45,000 United Utilities plc                         449,904         521,441
                                                    ------------    ------------
                                                       1,434,487       1,920,441
                                                    ------------    ------------

                                             See Notes to Financial Statements.

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AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
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    SHARES           SECURITY DESCRIPTION               COST        VALUE
   -------- --------------------------------------- ------------ ------------

            UNITED STATES -- 25.8%
     40,000 AVX Corp.                               $    471,088 $    509,600
      5,000 Baker Hughes, Inc.                           198,387      298,400
     20,000 BEA Systems, Inc.+                           163,400      179,600
     19,000 Bristol-Myers Squibb Co.                     476,218      457,140
      4,000 Burlington Northern Santa Fe Corp.           129,850      239,200
      8,000 CommScope, Inc.+                             123,510      138,720
      4,000 ConocoPhillips                               159,580      279,640
     50,000 Credence Systems Corp.+                      372,570      399,000
      5,500 Discovery Holding Co., Class A+               75,615       79,420
      5,000 Electro Scientific Industries, Inc.+          98,748      111,800
     15,000 Kos Pharmaceuticals, Inc.+                   163,796    1,003,950
     60,000 Liberty Media Corp., Class A+                490,725      483,000
      3,682 News Corp., Class A                           35,026       57,402
      5,000 Pogo Producing Co.                           224,090      294,700
      5,000 Popular, Inc.                                103,890      121,100
     20,000 Schering-Plough Corp.                        380,745      421,000
     17,000 Superior Industries International, Inc.      426,188      365,840
     70,000 Sycamore Networks, Inc.+                     264,020      263,900
     17,000 Synopsys, Inc.+                              309,084      321,300
      4,700 Tejon Ranch Co.+                             202,238      220,900
     45,000 Tellabs, Inc.+                               375,079      473,400
     35,000 Time Warner, Inc.+                           594,027      633,850
     15,000 Veritas DGC, Inc.+                           167,003      549,300
     16,000 Viacom, Inc., Class B                        550,236      528,160
     17,000 Watts Water Technologies, Inc., Class A      342,864      490,450
                                                    ------------ ------------
                                                       6,897,977    8,920,772
                                                    ------------ ------------

   Total Common Stock                                 21,769,879   30,867,897
                                                    ------------ ------------

See Notes to Financial Statements.

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AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
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SHORT-TERM INVESTMENTS -- 10.9%

                                                  INTEREST      MATURITY
 PRINCIPAL     SECURITY DESCRIPTION                 RATE          DATE          COST        VALUE
 ----------   -----------------------             --------      --------    -----------  -----------

 U.S. TREASURY SECURITIES -- 5.8%
 $1,000,000 U.S. Treasury Bill(+/-)                 3.56%       12/01/05    $   994,012  $   994,701
  1,000,000 U.S. Treasury Bill(+/-)                 3.51        12/29/05        991,401      991,753
                                                                            -----------  -----------

                                                                              1,985,413    1,986,454
                                                                            -----------  -----------
  SHARES
 ----------

 MONEY MARKET FUNDS -- 5.1%
    519,818 Citi/SM /Institutional Trust Liquid Reserves, Class A               519,818      519,818
  1,253,513 Citi/SM /Institutional Trust Cash Reserves, Class O               1,253,513    1,253,513
                                                                            -----------  -----------
                                                                              1,773,331    1,773,331
                                                                            -----------  -----------

 Total Short-Term Investments                                                 3,758,744    3,759,785
                                                                            -----------  -----------
 NUMBER OF                                                                    PREMIUMS
 CONTRACTS                                                                      PAID        VALUE
 ----------                                                                 -----------  -----------

 PUT OPTIONS PURCHASED -- 0.3%
  2,000,000 Foreign - Non U.S. Dollar Denominated European
              Unit, Expiration 10/19/2005                                       108,881       96,250
                                                                            -----------  -----------

 Total Investments -- 100.5%                                                $25,637,504* $34,723,932
                                                                            -----------

 Other Asset and Liabilities, Net -- (0.5)%                                                 (168,654)
                                                                                         -----------

 NET ASSETS -- 100.0%                                                                    $34,555,278
                                                                                         ===========

----------------------------------------------
ADR  American Depositary Receipt.

+ Non-income producing security.

(+/-)Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation              $9,312,559
             Gross Unrealized Depreciation                (226,131)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $9,086,428
                                                        ==========

                                             See Notes to Financial Statements.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

ASSETS
     Total investments, at value (Cost $25,637,504)                                               $34,723,932
     Foreign currency (Cost $31,330)                                                                   30,867
     Receivables:
        Interest and dividends                                                                         89,923
     Prepaid expense                                                                                    1,252
                                                                                                  -----------
Total Assets                                                                                       34,845,974
                                                                                                  -----------
LIABILITIES
     Payables:
        Investment securities purchased                                                               193,977
     Accrued liabilities:
        Investment adviser fees                                                                        41,974
        Trustees' fees and expenses                                                                       386
        Other expenses                                                                                 54,359
                                                                                                  -----------
Total Liabilities                                                                                     290,696
                                                                                                  -----------
NET ASSETS                                                                                        $34,555,278
                                                                                                  ===========
COMPONENTS OF NET ASSETS
     Paid-in capital                                                                              $24,399,296
     Accumulated undistributed (distributions in excess of) net investment income                    (530,065)
     Net realized gain (loss)                                                                       1,601,316
     Unrealized appreciation (depreciation)                                                         9,084,731
                                                                                                  -----------
NET ASSETS                                                                                        $34,555,278
                                                                                                  ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Based on net assets of $34,555,278 and 1,634,529 shares outstanding (unlimited shares authorized) $     21.14
                                                                                                  -----------


See Notes to Financial Statements.

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AUSTIN GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

 INVESTMENT INCOME
      Dividend income (Net foreign withholding taxes of $41,235)    $  384,897
      Interest income                                                   18,222
                                                                    ----------
 Total Investment Income                                               403,119
                                                                    ----------
 EXPENSES
      Investment adviser fees                                          241,232
      Administrator fees                                                40,205
      Transfer agent fees                                                8,947
      Custodian fees                                                    16,747
      Accountant fees                                                   32,981
      Registration fees                                                  4,923
      Professional fees                                                 18,597
      Trustees' fees and expenses                                        1,006
      Reporting expenses                                                11,412
      Compliance services fees                                           9,619
      Miscellaneous expenses                                             8,306
                                                                    ----------
 Total Expenses                                                        393,975
      Fees waived                                                       (3,808)
                                                                    ----------
 Net Expenses                                                          390,167
                                                                    ----------
 NET INVESTMENT INCOME (LOSS)                                           12,952
                                                                    ----------
 NET REALIZED AND UNREALIZED GAIN (LOSS)
      Net realized gain (loss) on:
         Investments                                                 2,436,503
         Currency options                                              135,800
         Foreign currency transactions                                 (20,655)
                                                                    ----------
      Net Realized Gain (Loss)                                       2,551,648
                                                                    ----------
      Net change in unrealized appreciation (depreciation) on:
         Investments                                                   621,099
         Currency options                                               58,179
         Foreign currency translations                                  (3,381)
                                                                    ----------
      Net Change in Unrealized Appreciation (Depreciation)             675,897
                                                                    ----------
 NET REALIZED AND UNREALIZED GAIN (LOSS)                             3,227,545
                                                                    ----------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                  $3,240,497
                                                                    ==========

                                             See Notes to Financial Statements.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                     Six Months
                                                                                       Ended          Year Ended
                                                                                 September 30, 2005 March 31, 2005
                                                                                 ------------------ --------------
OPERATIONS
   Net investment income (loss)                                                     $    12,952      $  (209,459)
   Net realized gain (loss)                                                           2,551,648        3,627,550
   Net increase from payments by affiliates and net realized gain (loss) on the
     disposal of investments in violation of restrictions (Note 5)                           --           49,415
   Net change in unrealized appreciation (depreciation)                                 675,897        1,067,229
                                                                                    -----------      -----------
Increase (Decrease) in Net Assets from Operations                                     3,240,497        4,534,735
                                                                                    -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                                     --         (237,712)
                                                                                    -----------      -----------
Total Distributions to Shareholders                                                          --         (237,712)
                                                                                    -----------      -----------
CAPITAL SHARE TRANSACTIONS
   Sale of shares                                                                       816,739        1,423,220
   Reinvestment of distributions                                                             --          237,588
   Redemption of shares                                                                (467,180)      (1,611,712)
   Redemption fees                                                                          592            1,595
                                                                                    -----------      -----------
Increase (Decrease) from Capital Share Transactions                                     350,151           50,691
                                                                                    -----------      -----------
Increase (Decrease) in Net Assets                                                     3,590,648        4,347,714
NET ASSETS
   Beginning of period                                                               30,964,630       26,616,916
                                                                                    -----------      -----------
   End of period (a)                                                                $34,555,278      $30,964,630
                                                                                    ===========      ===========
SHARE TRANSACTIONS
   Sale of shares                                                                        40,683           86,181
   Reinvestment of distributions                                                             --           12,753
   Redemption of shares                                                                 (22,928)         (97,449)
                                                                                    -----------      -----------
Increase (Decrease) in Shares                                                            17,755            1,485
                                                                                    ===========      ===========
(a)Accumulated undistributed (distributions in excess of) net investment
   income                                                                           $  (530,065)     $  (543,017)
                                                                                    -----------      -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.

                       Six Months Ended                 Years Ended March 31,
                        September 30,   ---------------------------------------------------
                             2005          2005        2004       2003      2002      2001
                       ---------------- -------     -------     -------   -------   -------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                   $ 19.15      $ 16.48     $ 10.59     $ 14.42   $ 15.10   $ 27.96
                           -------      -------     -------     -------   -------   -------
INVESTMENT
  OPERATIONS
  Net investment
   income (loss)              0.01(a)     (0.13)      (0.08)      (0.05)    (0.13)    (0.18)
  Net realized and
   unrealized gain
   (loss)                     1.98         2.95        5.92       (3.80)    (0.50)   (10.67)
                           -------      -------     -------     -------   -------   -------
Total from
  Investment
  Operations                  1.99         2.82        5.84       (3.85)    (0.63)   (10.85)
                           -------      -------     -------     -------   -------   -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM
  Net investment
   income (loss)                --        (0.15)         --          --        --        --
  Net realized gain
   (loss)                       --           --          --          --     (0.10)    (2.01)
                           -------      -------     -------     -------   -------   -------
Total Distributions
  to Shareholders               --        (0.15)         --          --     (0.10)    (2.01)
                           -------      -------     -------     -------   -------   -------
  Redemption fee(a)             --(b)        --(b)     0.05        0.02      0.05        --
                           -------      -------     -------     -------   -------   -------
NET ASSET VALUE,
  END OF PERIOD            $ 21.14      $ 19.15     $ 16.48     $ 10.59   $ 14.42   $ 15.10
                           =======      =======     =======     =======   =======   =======
TOTAL RETURN(C)              10.39%       17.13%(d)   55.62%(e)  (26.56)%   (3.85)%  (40.15)%


  RATIOS/SUPPLEMENTARY
  DATA
Net Assets at End
  of Period (000's
  omitted)                 $34,555      $30,965     $26,617     $16,119   $27,698   $27,081
Ratios to Average
  Net Assets(f):
  Net investment
   income (loss)              0.08%       (0.76)%     (0.65)%     (0.34)%   (0.86)%   (0.89)%
  Net expenses                2.43%        2.51%       2.55%       2.49%     2.34%     2.19%
  Gross expenses(g)           2.45%        2.52%       2.55%       2.49%     2.34%     2.19%
PORTFOLIO TURNOVER
  RATE(C)                       25%          85%         72%         33%       45%       60%

----------------------------------------------
(a)Calculated based on average shares outstanding during the period.
(b)Less than $0.01 per share.
(c)Not annualized for periods less than one year.
(d)The Fund's total return calculation includes Adviser reimbursements and gains incurred on the disposal of investments inconsistent with the Fund's nonfundamental investment policies. Excluding the effect of the net reimbursements from the Fund's ending net asset value per share, total return for the year ended March 31, 2005 would have been 17.06%.
(e)The Fund's total return calculation includes proceeds received on November 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. Excluding the effect of this payment from the Fund's ending net asset value per share, total return for the year ended March 31, 2004 would have been 54.20%. The Fund's total return calculation includes gains incurred on the disposal of investments inconsistent with the Fund's nonfundamental investment policies. Excluding the effect of this payment from the Fund's ending net asset value per share, total return for the year ended March 31, 2004 would have been 55.43%.
(f)All ratios for periods less than one year are annualized.
(g)Reflects the expense ratio excluding any waivers and/or reimbursements.

                                             See Notes to Financial Statements.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

This report relates to the Austin Global Equity Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty-seven series. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on December 8, 1993. The Fund seeks capital appreciation by investing primarily in common stock and securities convertible into common stock.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION -- Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the last reported sales price or the NASDAQ Official Closing Price ("NOCP"), provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale or NOCP, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Money market instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available; or (2) the Adviser believes that the values available are unreliable.

SECURITY  TRANSACTIONS,   INVESTMENT  INCOME  AND  REALIZED  GAIN  AND  LOSS  --
Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

FOREIGN CURRENCIES -- Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

OPTIONS -- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income, if any, are declared and paid annually. Distributions of net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES -- The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION -- The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

REDEMPTION FEE -- The Fund charges a redemption fee of 1.00% of net asset value of shares redeemed or exchanged within 180 days of purchase. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset future transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is accounted for as paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. The Fund collected $592 in redemption fees during the six months ended September 30, 2005.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER -- Austin Investment Management, Inc. (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.50% of the average daily net assets of the Fund.

ADVISORY AGREEMENT APPROVAL -- At the June 8, 2005 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Fund (the "Advisory

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

Agreement"). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and the Administrator, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the advisory fee and total expense ratio of the Fund compared to relevant peer groups of funds;
(3) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In particular, the Board focused on the factors discussed below.

The Board met with representatives of the Adviser and discussed the Adviser's personnel, operations and financial condition. Specifically, the Board discussed with the Adviser the adequacy of its resources. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Adviser. The Board reviewed the Adviser's financial statements and concluded that the Adviser was solvent. The Board then considered information provided by the Adviser regarding its profitability with respect to the Fund. The Adviser noted an after tax profit related to managing the Fund. The Board also concluded that the level of the Adviser's profits attributable to management of the Fund was not excessive in light of the services provided by the Adviser on behalf of the Fund.

The Adviser also discussed its approach to managing the Fund as well as the Fund's performance. The Adviser represented that it would continue to provide high quality portfolio management services to the Fund so long as it serves as Adviser to the Fund. The Board considered that the Fund outperformed its benchmark for the three- and six-month periods and one- and three-year periods ended March 31, 2005, ranking the Fund in the top quartile for each period as compared to its Lipper Inc. peer group. The Board concluded that the Fund's performance was reasonable in comparison to its peers and benchmark. The Board also concluded that the Fund benefited from the Adviser's management of the Fund.

The Board also considered the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on fees and total expenses of similar mutual funds. The Board noted that the Adviser's advisory fee and total expenses with respect to the Fund were higher than the mean and median advisory fee for its Lipper Inc. peer groups. The Board also considered that the advisory fee with respect to the Fund was consistent with the fee charged by the Adviser with respect to its separately managed accounts. The Board also recognized that it was difficult to compare expense ratios because of variations in the services provided by the Adviser that are included in the fees paid by other funds. The Board concluded that the Adviser's advisory fee charged to the Fund was reasonable.

The Board then considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Board considered the size of the Fund and concluded that it would not be necessary to consider the implementation of fee breakpoints at least in the coming year.

Finally, the Adviser represented that it did not have soft dollar arrangements with other parties and did not receive any other benefits from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund was not a material factor to consider in approving the continuation of the Advisory Agreement.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

Prior to voting, the Board reviewed a memorandum from counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. The Board also discussed the proposed approval of the continuance of the Advisory Agreement in a private session with counsel at which no representatives of the Adviser were present. Based upon its review, the Board concluded that the approval of the Advisory Agreement was reasonable, fair and in the best interests of the Fund and its respective shareholders.

ADMINISTRATION AND OTHER SERVICES -- Citigroup Fund Services, LLC ("Citigroup"), provides administration, portfolio accounting and transfer agency services to the Fund.

DISTRIBUTION -- Foreside Fund Services, LLC is the Trust's distributor (the "Distributor"). The Distributor receives no compensation from the Fund for its distribution services. The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. The certifying officers of the Trust are also principals of the Distributor.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer, Principal Executive Officer and Principal Financial Officer to the Trust as well as certain additional compliance support functions.

TRUSTEES AND OFFICERS -- Certain Trustees and officers of the Trust are directors, officers or employees of Citigroup or the Distributor.

NOTE 4. WAIVER OF FEES

Citigroup has voluntarily waived a portion of its fees. Citigroup has voluntarily agreed to pay a portion of the Compliance Services fees through December 31, 2005. The Distributor has voluntarily agreed to waive a portion of its Compliance Services fees through June 30, 2006. These voluntary waivers may be reduced or eliminated at any time. For the six months ended September 30, 2005, fees waived were as follows:

 Administrator Transfer Agent Accountant Compliance Services Total Fees Waived
 ------------- -------------- ---------- ------------------- -----------------
    $2,311          $684         $48            $765              $3,808

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (including maturities), other than short-term investments, were $7,069,501 and $7,937,934, respectively, for the six months ended September 30, 2005.

For the fiscal year ended March 31, 2005, as a result of trading inconsistent with the Fund's nonfundamental investment policies, the Fund incurred a net gain of $21,247. The Adviser reimbursed the Fund for the losses incurred.

Gains on the disposal of investments                                           $ 41,945
Investment adviser reimbursements for losses on the disposal of investments      20,698
Losses on the disposal of investments                                           (13,228)
                                                                               --------
Total increase from payments by affiliates and net realized gain (loss) on the
  disposal of investments in violation of restrictions                         $ 49,415
                                                                               ========

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

NOTE 6. FEDERAL INCOME TAX INFORMATION AND INVESTMENT TRANSACTIONS

As of March 31, 2005, distributable earnings on a tax basis were as follows:

               Undistributed Ordinary Income          $  495,820
               Capital and Other Losses                 (943,066)
               Unrealized Appreciation (Depreciation)  7,362,731
                                                      ----------
               Total                                  $6,915,485
                                                      ==========

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the tax treatment of passive foreign investment holdings.

As of March 31, 2005, the Fund has a capital loss carryover to offset future capital gains of $625,165 and $317,901, expiring in March 2011 and March 2012, respectively.

NOTE 7. PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 754-8759 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30, is available, without charge and upon request, by calling (800) 754-8759 and on the SEC's website at www.sec.gov.

NOTE 8. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

NOTE 9. SHAREHOLDER EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005, through September 30, 2005.

ACTUAL EXPENSES -- The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES -- The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                              Beginning         Ending        Expenses
                            Account Value   Account Value    Paid During
                            April 1, 2005 September 30, 2005   Period*
                            ------------- ------------------ -----------
        Actual Return         $1,000.00       $1,103.91        $12.82
        Hypothetical Return   $1,000.00       $1,012.89        $12.26

----------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 2.43%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 (to reflect the half-year period).

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                             FOR MORE INFORMATION

                              INVESTMENT ADVISER
                      Austin Investment Management, Inc.
                        70 East 55th Street, 8th Floor
                           New York, New York 10022
                             www.austininvest.com

                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                        Two Portland Square, 1st Floor
                             Portland, Maine 04101
                               www.foresides.com

                           AUSTIN GLOBAL EQUITY FUND
                                 P.O. Box 446
                              Two Portland Square
                             Portland, Maine 04112
                                (800) 754-8759
                             www.austininvest.com

This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

[LOGO] ABSOLUTE Strategies
-----------------FUND

                  With Strategic Portfolio Analysis by Lipper

[LOGO] LIPPER
A REUTERS COMPANY

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                              SEPTEMBER 30, 2005

[LOGO] ABSOLUTE
--------
INVESTMENT ADVISERS

  Absolute Strategies Fund and logo are service marks of Absolute Investment Advisers LLC; Absolute Investment Advisers ("AIA") and logo are service marks of AIA; Lipper and the Lipper logo are registered service marks of Lipper Inc.;
        and other marks referred to herein are the trademarks, service marks, registered trademarks or registered service marks of the respective owners thereof.

ABSOLUTE STRATEGIES FUND
A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2005

Dear Shareholder,

We are pleased to present the semi-annual report for the Absolute Strategies Fund (the "Fund") for the period ending September 30, 2005. This is our first shareholder report representing an interim period from the Fund's commencement of performance on July 27, 2005. The Fund performed as intended during this short initial period. Since inception, the Fund's Institutional and A Shares gained in value during August and September with a total return of 0.79% and 0.73%, respectively, and with little volatility in the Fund's net asset value.*

We, as the Fund's advisor, allocate assets to a carefully chosen group of skilled managers (the "Sub-Advisers") who employ a wide range of specialized investment strategies. As of September 30, 2005, we allocated over 97% of the Fund's assets to twelve Sub-Adviser strategies. The remaining assets were held in cash for future allocations. Of the Sub-Advisers who received assets, the largest allocation to a single strategy was approximately 15%, while the smallest was roughly 3%. As anticipated, certain Sub-Adviser strategies received no allocation, largely due to high investment minimums relative to their potential allocation. As defined in the Fund's prospectus, the most we will allocate to any single strategy is 20% of Fund assets.

We allocate Fund assets to the Sub-Advisers using a quantitative approach that seeks to create a low correlating, low volatility model in an effort to enhance risk-adjusted returns. It is not our intention to actively manage the portfolio allocations based on any macro-economic analysis or traditional asset allocation strategy. We believe investing with skilled money managers is the best way to seek enhanced risk-adjusted, low volatility returns.

The Fund and the Sub-Advisers do not attempt to manage to a traditional benchmark or index, such as the S&P 500. We seek to achieve absolute (positive) returns independent of traditional indices over a complete market cycle. As such, our performance will likely differ from the performance of major market indices during both up and down periods. In addition, our Sub-Advisers are free to selectively take risk, hedge risk, or avoid risk in individual securities or industries without being constrained by focusing on a benchmark.

The holdings of the Fund are diversified across a wide range of industries and asset classes. As of September 30, 2005, the Fund had over 600 holdings in over 50 industry groups, including both long and short equities. The Fund's long and short equity exposure was 41.3% and 24.0%, respectively. Our top equity sector exposure was net long 7% in Consumer Staples and net short 6% in Consumer Discretionary. In fixed income, our largest investments are in US Government and Agency Obligations, which total approximately 11% of net assets.

The Fund also held a sizeable cash position, which is largely the result of new cash inflows that the Sub-Advisers invest patiently in order to minimize market impact and transaction costs. As such, the amount of cash should be only temporary. Several Sub-Advisers may also hold cash positions from time to time as a defensive or hedging measure, or while waiting for better opportunities. These tactics are disciplined investing decisions of skilled money managers. We have hired them to make these decisions for the Fund, and we do not require them to be "fully invested" if they feel cash is the most opportune investment from a risk/return standpoint.

                                      1               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2005


Looking forward, we do not hold any crystal ball with regard to a market outlook and we do not attempt to guarantee positive performance regardless of any market conditions. However, we do have confidence in our Sub-Advisers to mitigate risk and to provide solid risk-adjusted returns. We view the Fund as a long-term investment that will continue to provide value through skilled money managers and through an objective that emphasizes absolute returns, low correlation and low volatility.

Sincerely,
/s/ Jay Compson
Jay Compson
Principal and Portfolio Manager
Absolute Investment Advisers LLC

*PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPLE VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CLASS A PERFORMANCE RESULTS ARE SHOWN AT NET ASSET VALUE WHICH DOES NOT REFLECT THE DEDUCTION OF THE MAXIMUM 4.50% FRONT-END SALES CHARGE. A SHARE PERFORMANCE WOULD BE LOWER HAD THIS CHARGE BEEN REFLECTED.

SINCE THE FUND UTILIZES A MULTI-MANAGER STRATEGY WITH MULTIPLE SUB-ADVISERS, IT MAY BE EXPOSED TO VARYING FORMS OF RISK. THESE RISKS INCLUDE, BUT ARE NOT LIMITED TO, NON-DIVERSIFICATION, CONCENTRATION, SMALL COMPANY, FOREIGN SECURITIES, JUNK BOND, IPOS AND DERIVATIVES. FOR A COMPLETE DESCRIPTION OF THE FUND'S PRINCIPAL INVESTMENT RISKS PLEASE REFER TO THE PROSPECTUS.

                                      2               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

  SHARES   SECURITY DESCRIPTION                                        VALUE
---------- --------------------                                     -----------
LONG POSITIONS - 97.3%
EQUITY SECURITIES - 41.3%
COMMON STOCK - 34.4%
CONSUMER DISCRETIONARY - 0.8%
       365 Grupo Televisa SA ADR #                                   $   26,174
    14,000 Liberty Media Corp., Class A +                               112,700
       590 McGraw-Hill Cos., Inc. #                                      28,344
     1,015 Sirius Satellite Radio, Inc. +#                                6,648
     2,180 Walt Disney Co. #                                             52,603
        80 Washington Post Co.                                           64,200
     2,860 XM Satellite Radio Holdings, Inc. +#                         102,703
                                                                    -----------
                                                                        393,372
                                                                    -----------
CONSUMER STAPLES - 8.9%
     1,150 Abercrombie & Fitch Co. #                                     57,328
     1,875 Advance Auto Parts +#                                         72,525
       485 Alaska Air Group, Inc. +#                                     14,094
     2,780 Archer-Daniels-Midland Co. #                                  68,555
     1,580 Autonation, Inc. +#                                           31,553
     2,350 Bebe Stores, Inc. #                                           41,125
     1,205 Bluegreen Corp. +#                                            21,268
     1,700 Boyd Gaming Corp. +#                                          73,304
       415 Brown-Forman Corp., Class B #                                 24,709
       415 Brunswick Corp. #                                             15,658
     1,620 Bunge, Ltd. #                                                 85,244
       830 Casey's General Stores, Inc. #                                19,256
     1,000 Cedar Fair, LP                                                29,990
       525 Chiquita Brands International, Inc. #                         14,674
     1,250 Choice Hotels International, Inc. #                           80,800
     1,050 CKE Restaurants, Inc. #                                       13,839
       585 Clorox Co. #                                                  32,491
     2,650 Coach, Inc. #                                                 83,104
     3,865 Coca-Cola Co. #                                              166,929
     2,700 Darden Restaurants, Inc. #                                    81,999
       905 Del Monte Foods Co. +#                                         9,711
     1,320 Dollar Tree Stores, Inc. +                                    28,578
     1,200 DR Horton, Inc. #                                             43,464
       755 ExpressJet Holdings, Inc. +#                                   6,772
       475 Federated Department Stores, Inc. #                           31,763
       350 Fomento Economico Mexicano SA ADR #                           24,472
     1,445 Gap, Inc. #                                                   25,186
       575 Genesco, Inc. +#                                              21,413
       600 Genuine Parts Co. #                                           25,740
       160 Gillette Co. #                                                 9,312
       880 Gold Kist, Inc. +#                                            17,204
     5,700 Goodyear Tire & Rubber Co. +#                                 88,863
       695 GTECH Holdings Corp. #                                        22,282
       770 Harley-Davidson, Inc.                                         37,299
       175 Harman International Industries, Inc. #                       17,897
     1,485 Hasbro, Inc. #                                                29,180
     1,000 Hershey Co. #                                                 56,310
     1,445 Hilton Hotels Corp. #                                         32,252
       500 Hovnanian Enterprises, Inc., Class A +#                       25,600

See Notes to Financial Statements.    3               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

  SHARES   SECURITY DESCRIPTION                                        VALUE
---------- --------------------                                      ----------
       655 Jack in the Box, Inc. +#                                  $   19,591
       620 JC Penney Co., Inc. #                                         29,400
     4,000 Kraft Foods, Inc.                                            122,360
     1,940 Kroger Co. +#                                                 39,945
     1,410 K-Swiss, Inc. #                                               41,694
     2,700 Lennar Corp., Class A                                        161,352
     2,485 Lions Gate Entertainment Corp. +#                             23,707
       440 Liz Claiborne, Inc. #                                         17,301
     1,850 Loews Corp. - Carolina Group #                                73,315
       565 Longs Drug Stores Corp. #                                     24,233
     1,495 MDC Holdings, Inc. #                                         117,941
       200 MGM Mirage +                                                   8,754
       885 Michaels Stores, Inc. #                                       29,258
       500 Movado Group, Inc.                                             9,360
       500 Nautilus, Inc.                                                11,035
       655 Navistar International Corp. +#                               21,242
     1,085 Newell Rubbermaid, Inc. #                                     24,575
       485 Nike, Inc., Class B #                                         39,615
     3,590 Nordstrom, Inc. #                                            123,209
     3,530 Oshkosh Truck Corp. #                                        152,355
       490 Paccar, Inc. #                                                33,266
     1,670 Pacific Sunwear of California +#                              35,805
       575 Pantry, Inc. +#                                               21,488
       755 Parlux Fragrances, Inc. +#                                    22,001
     2,290 Payless Shoesource, Inc. #                                    39,846
     1,125 Penn National Gaming, Inc. +#                                 34,998
       620 PepsiAmericas, Inc. #                                         14,093
     3,200 Performance Food Group Co. +#                                100,992
     1,215 Pilgrim's Pride Corp. #                                       44,226
       565 Polaris Industries, Inc. #                                    27,996
       560 Pulte Homes, Inc. #                                           24,035
       300 RC2 Corp. +                                                   10,128
     1,995 Retail Ventures, Inc. +#                                      21,905
     9,360 Rite Aid Corp. +#                                             36,317
       450 Royal Caribbean Cruises, Ltd. #                               19,440
     1,200 Ryland Group, Inc. #                                          82,104
       200 Sears Holdings Corp. +                                        24,884
       900 Sports Authority, Inc. +                                      26,496
       650 Standard-Pacific Corp. #                                      26,982
     1,400 Station Casinos, Inc. #                                       92,904
     1,090 Supervalu, Inc. #                                             33,921
     2,800 Timberland Co., Class A +                                     94,584
     1,650 TJX Cos., Inc.                                                33,792
       630 Toll Brothers, Inc. +#                                        28,142
     3,100 Urban Outfitters, Inc. +#                                     91,140
       700 VF Corp. #                                                    40,579
     2,200 Volvo AB ADR                                                  96,015
     2,100 Walgreen Co. #                                                91,245
       800 Whole Foods Market, Inc. #                                   107,560
     1,145 Wolverine World Wide, Inc. #                                  24,102
     1,550 Yum! Brands, Inc. #                                           75,036
                                                                     ----------
                                                                      4,128,007
                                                                     ----------

See Notes to Financial Statements.    4               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

  SHARES   SECURITY DESCRIPTION                                        VALUE
---------- --------------------                                      ----------
ENERGY - 3.4%
       160 Anadarko Petroleum Corp. #                                $   15,320
       560 Apache Corp.                                                  42,123
     1,520 BJ Services Co.                                               54,705
       400 Canadian Oil Sands Trust                                      44,272
       335 ConocoPhillips #                                              23,420
     1,400 Consol Energy, Inc. #                                        106,778
    10,200 El Paso Corp. #                                              141,780
       400 EnCana Corp.                                                  23,324
       415 ENSCO International, Inc. #                                   19,335
       450 Foundation Coal Holdings, Inc. #                              17,302
       545 GlobalSantaFe Corp. #                                         24,863
       425 Grant Prideco, Inc. +#                                        17,276
       545 Headwaters, Inc. +#                                           20,383
       200 Imperial Oil, Ltd.                                            23,012
       425 Maverick Tube Corp. +#                                        12,750
     2,175 Murphy Oil Corp. #                                           108,467
     1,055 National Oilwell Varco, Inc. +#                               69,419
       295 Noble Corp. #                                                 20,196
       260 Oceaneering International, Inc. +#                            13,887
     1,305 Peabody Energy Corp. #                                       110,077
       260 Pogo Producing Co. #                                          15,324
       300 Quicksilver Resources, Inc. +#                                14,337
       490 Schlumberger, Ltd. #                                          41,346
     1,775 Southwestern Energy, Co. +#                                  130,285
       600 Suncor Energy, Inc.                                           36,318
       395 Sunoco, Inc. #                                                30,889
     1,295 Tidewater, Inc. #                                             63,028
       610 Toreador Resources Corp. +#                                   21,594
     2,410 Ultra Petroleum Corp. +#                                     137,081
       250 Unit Corp. +#                                                 13,820
       200 Valero Energy Corp. #                                         22,612
       100 Western Oil Sands, Inc. +                                      2,374
     1,000 Williams Cos., Inc.                                           25,050
     2,200 XTO Energy, Inc. #                                            99,704
                                                                     ----------
                                                                      1,562,451
                                                                     ----------
FINANCIALS - 5.4%
       350 ACE, Ltd. #                                                   16,474
       855 AG Edwards, Inc. #                                            37,458
     2,000 Allied Capital Corp.                                          57,260
       910 Amegy Bancorp, Inc. #                                         20,593
       200 American Express Co.                                          11,488
       420 American Financial Group, Inc. #                              14,251
       670 American International Group, Inc. #                          41,513
     2,000 American Real Estate Partners, LP                             75,000
       820 AmeriCredit Corp. +#                                          19,573
       520 AmerUs Group Co. #                                            29,832
     1,200 Archipelago Holdings, Inc. +                                  47,820
     1,165 Bank of America Corp. #                                       49,046
       855 Bank of New York Co., Inc. #                                  25,145
        20 Berkshire Hathaway, Inc. +                                    54,620
     1,200 Brascan Corp., Class A                                        55,920
       755 Capital One Financial Corp. #                                 60,037

See Notes to Financial Statements.    5               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

  SHARES   SECURITY DESCRIPTION                                        VALUE
---------- --------------------                                      ----------
     1,400 CB Richard Ellis Group, Inc., Class A +#                  $   68,880
     1,135 Charles Schwab Corp. #                                        16,378
       350 Chicago Mercantile Exchange Holdings, Inc. #                 118,055
       275 Cigna Corp. #                                                 32,411
       970 Cincinnati Financial Corp.                                    40,633
       195 City National Corp. #                                         13,668
       450 CompuCredit Corp. +#                                          19,989
     3,270 E*Trade Financial Corp. +#                                    57,552
       400 Forest City Enterprises, Inc., Class A                        15,240
       320 Franklin Resources, Inc.                                      26,867
       450 GFI Group, Inc. +#                                            18,527
       400 Groupe Bruxelles Lambert SA +                                 39,184
     1,245 Hudson City Bancorp, Inc. #                                   14,816
     2,300 IndyMac Bancorp, Inc. #                                       91,034
       130 Infinity Property & Casualty Corp. #                           4,562
     3,050 Investors Financial Services Corp.                           100,345
     1,000 LaBranche & Co., Inc. +                                        8,690
       700 Legg Mason, Inc. #                                            76,783
     1,000 Leucadia National Corp.                                       43,100
     1,015 M&T Bank Corp. #                                             107,296
       620 MGIC Investment Corp.                                         39,804
     2,200 Montpelier Re Holdings, Ltd.                                  54,670
       395 Morgan Stanley #                                              21,306
     1,850 Nelnet, Inc., Class A +#                                      70,318
     1,685 Northern Trust Corp. #                                        85,177
     2,300 Nuveen Investments, Inc., Class A #                           90,597
     2,000 Pacific Capital Bancorp.                                      66,580
       345 PartnerRe, Ltd. #                                             22,097
     1,310 Popular, Inc.                                                 31,728
       700 Progressive Corp.                                             73,339
     2,200 Protective Life Corp.                                         90,596
       460 Raymond James Financial, Inc. #                               14,775
       100 Refco, Inc. +                                                  2,827
       780 Sovereign Bancorp, Inc. #                                     17,191
       240 St Joe Co. #                                                  14,988
       200 Student Loan Corp. #                                          47,376
       520 Synovus Financial Corp.                                       14,414
     2,000 Trustmark Corp.                                               55,700
     6,000 Van der Moolen Holding NV ADR                                 32,520
     1,000 Wells Fargo & Co.                                             58,570
        60 White Mountains Insurance Group                               36,240
       705 WR Berkley Corp. #                                            27,833
       390 Zions Bancorporation                                          27,772
                                                                     ----------
                                                                      2,526,458
                                                                     ----------
HEALTH CARE - 3.8%
     2,000 Abbott Laboratories #                                         84,800
       310 Aetna, Inc. #                                                 26,703
     1,350 Affymetrix, Inc. +#                                           62,411
       195 Alcon, Inc. #                                                 24,937
       525 AstraZeneca plc ADR #                                         24,727
       365 Barr Pharmaceuticals, Inc. +#                                 20,046
       425 Bausch & Lomb, Inc. #                                         34,289
     3,085 Baxter International, Inc. #                                 122,999

See Notes to Financial Statements.    6               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

  SHARES   SECURITY DESCRIPTION                                        VALUE
---------- --------------------                                      ----------
     1,050 Becton Dickinson & Co. #                                  $   55,052
     2,050 Celgene Corp. +#                                             111,356
     1,800 Covance, Inc. +#                                              86,382
     1,445 Coventry Health Care, Inc. +#                                124,299
       365 CV Therapeutics, Inc. #                                        9,764
       830 Cyberonics, Inc. +#                                           24,767
     1,750 DaVita, Inc. +#                                               80,622
       900 DJ Orthopedics, Inc. +                                        26,046
       395 Express Scripts, Inc. +#                                      24,569
       460 Haemonetics Corp. +#                                          21,864
     1,750 Health Management Associates, Inc., Class A                   41,072
       820 Health Net, Inc. +                                            38,802
     1,300 HealthExtras, Inc. +                                          27,794
       855 Hospira, Inc. +#                                              35,029
       500 Integra LifeSciences Holdings +                               19,130
       335 Invitrogen Corp. +#                                           25,202
     2,010 King Pharmaceuticals, Inc. +                                  30,914
       950 Kos Pharmaceuticals, Inc. +#                                  63,583
       620 Medco Health Solutions, Inc. +#                               33,995
     3,000 NBTY, Inc. +                                                  70,500
     2,000 Pfizer, Inc.                                                  49,940
       480 Quest Diagnostics, Inc.                                       24,259
     4,500 Schering-Plough Corp. #                                       94,725
       500 Serologicals Corp. +                                          11,280
       850 Sierra Health Services, Inc. +#                               58,539
     1,750 Sunrise Senior Living, Inc. +#                               116,795
     7,400 Tenet Healthcare Corp. +#                                     83,102
                                                                     ----------
                                                                      1,790,294
                                                                     ----------
INDUSTRIALS - 4.6%
       765 Adesa, Inc. #                                                 16,906
       470 Amphenol Corp., Class A #                                     18,960
       500 Arbitron, Inc.                                                19,920
       695 Arrow Electronics, Inc. +#                                    21,795
       670 Ball Corp. #                                                  24,616
     1,500 Boeing Co.                                                   101,925
       460 Cemex SA de CV ADR #                                          24,058
     1,635 Cendant Corp. #                                               33,746
     1,300 Crown Holdings, Inc. +#                                       20,722
       160 CSX Corp.                                                      7,437
       485 Eaton Corp. #                                                 30,822
     1,000 Electro Scientific Industries +                               22,360
       745 Engineered Support Systems, Inc. #                            30,575
     3,305 Equifax, Inc. #                                              115,477
       300 Franklin Electric Co., Inc.                                   12,417
       360 General Maritime Corp. #                                      13,252
     2,500 Graco, Inc. #                                                 85,700
     3,110 Heartland Express, Inc. #                                     63,257
       780 Ingersoll-Rand Co, Ltd., Class A #                            29,819
     1,600 ITT Educational Services, Inc. +#                             78,960
     1,800 Joy Global, Inc. #                                            90,828
       870 Laidlaw International, Inc. #                                 21,028
     1,500 Lancaster Colony Corp.                                        64,500
     1,500 Lockheed Martin Corp. #                                       91,560

See Notes to Financial Statements.    7               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

  SHARES   SECURITY DESCRIPTION                                        VALUE
---------- --------------------                                      ----------
       800 Manpower, Inc.                                            $   35,512
       655 McKesson Corp. #                                              31,080
       100 Moody's Corp.                                                  5,108
       520 Norfolk Southern Corp. #                                      21,091
       325 Overseas Shipholding Group #                                  18,957
     3,150 Owens-Illinois, Inc. +#                                       64,953
       430 Parker Hannifin Corp. #                                       27,653
       985 PerkinElmer, Inc. #                                           20,064
     1,700 Pharmaceutical Product Development, Inc. +#                   97,767
       530 Precision Castparts Corp. #                                   28,143
       525 Quanex Corp. #                                                34,766
     2,500 Quanta Services, Inc. +                                       31,900
       860 Republic Services, Inc. #                                     30,349
       400 Rockwell Automation, Inc. #                                   21,160
     3,530 Rockwell Collins, Inc. #                                     170,570
       845 RR Donnelley & Sons Co. #                                     31,324
     2,000 Sonoco Products Co.                                           54,620
       900 Stanley Works #                                               42,012
     1,100 Terex Corp. +                                                 54,373
     1,240 Timken Co.                                                    36,741
     2,000 Tyco International, Ltd.                                      55,700
       290 USG Corp. +#                                                  19,929
     1,250 UTI Worldwide, Inc. #                                         97,125
       310 Vulcan Materials Co. #                                        23,005
       655 Walter Indsutries, Inc. #                                     32,043
       460 Yellow Roadway Corp. +#                                       19,053
                                                                     ----------
                                                                      2,145,638
                                                                     ----------
INFORMATION TECHNOLOGY - 3.2%
     2,685 Autodesk, Inc. +#                                            124,691
       600 CACI International, Inc., Class A +                           36,360
       950 Cerner Corp. +#                                               82,583
     1,700 Cognizant Technology Solutions, Class A +#                    79,203
       940 Computer Sciences Corp. +                                     44,471
     3,180 Dell, Inc. +#                                                108,756
       300 Diodes, Inc. +                                                10,878
       280 Dun & Bradstreet Corp. +#                                     18,444
     1,230 Earthlink, Inc. +#                                            13,161
       620 eBay, Inc. +#                                                 25,544
     1,350 F5 Networks, Inc. +#                                          58,685
       960 Fiserv, Inc. +                                                44,035
       310 Global Payments, Inc. #                                       24,093
       955 Hewlett-Packard Co. #                                         27,886
       800 IDX Systems Corp. +                                           34,544
       700 j2 Global Communications, Inc. +                              28,294
       855 McAfee, Inc. +#                                               26,864
     1,510 MEMC Electronic Materials, Inc. +                             34,413
     1,850 Micros Systems, Inc. +#                                       80,938
       570 NCR Corp. +#                                                  18,189
     5,030 Novell, Inc. +                                                37,474
     1,075 Perot Systems Corp., Class A +#                               15,211
     1,300 Power Integrations, Inc. +                                    28,275
     3,950 Salesforce.com, Inc. +#                                       91,324
     8,850 Seagate Technology #                                         140,272

See Notes to Financial Statements.    8               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

  SHARES   SECURITY DESCRIPTION                                        VALUE
---------- --------------------                                      ----------
       950 SEI Investments Co.                                       $   35,701
     1,800 SRA International, Inc., Class A +#                           63,864
     1,000 Transaction Systems Architects +                              27,850
     2,400 Taiwan Semiconductor Manufacturing Co., Ltd. ADR #            19,728
     5,300 Western Digital Corp. +#                                      68,529
     1,400 Witness Systems, Inc. +                                       29,246
                                                                     ----------
                                                                      1,479,506
                                                                     ----------
MATERIALS - 0.8%
       560 Agrium, Inc. #                                                12,303
       700 Alcan, Inc.                                                   22,211
     4,350 Chemtura Corp. #                                              54,027
       790 Dow Chemical Co. #                                            32,919
       490 Eastman Chemical Co. #                                        23,015
       625 Georgia Gulf Corp. #                                          15,050
       720 MeadWestvaco Corp. #                                          19,886
       780 Nova Chemicals Corp.                                          28,704
       640 Nucor Corp. #                                                 37,754
       620 OM Group, Inc. +#                                             12,481
       120 Phelps Dodge Corp. #                                          15,592
       360 PPG Industries, Inc. #                                        21,308
       490 Praxair, Inc. #                                               23,486
       490 Rohm & Haas Co. #                                             20,154
     1,110 Steel Dynamics, Inc. #                                        37,696
                                                                     ----------
                                                                        376,586
                                                                     ----------
TELECOMMUNICATIONS - 1.0%
       405 Alltel Corp. #                                                26,370
     1,260 CenturyTel, Inc.                                              44,075
       800 Comtech Telecommunications Corp. +                            33,176
       735 Harris Corp. #                                                30,723
     1,290 Motorola, Inc. #                                              28,496
     1,550 NII Holdings, Inc. +#                                        130,898
     1,745 Nokia OYJ ADR #                                               29,508
     3,600 Sprint Nextel Corp.                                           85,608
     1,195 Verizon Communications, Inc. #                                39,065
                                                                     ----------
                                                                        447,919
                                                                     ----------
UTILITIES - 2.5%
     3,200 Allegheny Energy, Inc. +                                      98,304
     1,040 American Electric Power Co., Inc. #                           41,288
     2,000 American States Water Co.                                     66,920
     9,950 Centerpoint Energy, Inc. #                                   147,957
     2,500 CMS Energy Corp. +                                            41,125
       425 Constellation Energy Group, Inc. #                            26,180
       920 DPL, Inc. #                                                   25,576
     4,495 Duke Energy Corp. #                                          131,119
     2,070 Edison International #                                        97,870
     1,220 Entergy Corp. #                                               90,670
       475 Exelon Corp. #                                                25,384
       955 NiSource, Inc. #                                              23,159
       550 Oneok, Inc.                                                   18,711
     2,500 PG&E Corp. #                                                  98,125
     1,020 PPL Corp.                                                     32,977

See Notes to Financial Statements.    9               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

 SHARES    SECURITY DESCRIPTION                                        VALUE
---------- --------------------                                     -----------
     4,000 Reliant Energy, Inc. +                                    $   61,760
       325 Sempra Energy #                                               15,295
     4,000 Sierra Pacific Resources +                                    59,400
       230 TXU Corp. #                                                   25,962
       640 UGI Corp. #                                                   18,016
                                                                    -----------
                                                                      1,145,798
                                                                    -----------
Total Common Stock (Cost $15,972,465)                                15,996,029
                                                                    -----------
REAL ESTATE INVESTMENT TRUST - 1.6%
       590 AMB Property Corp. #                                          26,491
     2,400 Apartment Investment & Management Co.                         93,072
       195 Boston Properties, Inc. #                                     13,826
       825 Cousins Properties, Inc. #                                    24,931
     1,500 Entertainment Properties Trust                                66,945
     1,700 Global Signal, Inc. #                                         76,058
     1,000 Health Care Property Investors, Inc.                          26,990
     5,000 HRPT Properties Trust                                         62,050
     2,000 iStar Financial, Inc.                                         80,860
     1,000 Plum Creek Timber Co, Inc.                                    37,910
     1,330 Simon Property Group, Inc.                                    98,580
     2,200 Taubman Centers, Inc. #                                       69,740
     2,000 Washington Real Estate Investment Trust                       62,220
                                                                    -----------
Total Real Estate Investment Trust (Cost $711,719)                      739,673
                                                                    -----------

                                                     RATE
                                                     ----
PREFERRED STOCK - 0.9%
CONSUMER DISCRETIONARY - 0.1%
     1,267 Ford Motor Co. Capital Trust II +#        6.50%               46,182
                                                                    -----------
ENERGY - 0.3%
     1,114 Chesapeake Energy Corp. +#                4.50               124,350
                                                                    -----------
FINANCIALS - 0.2%
         1 FNMA #                                    5.38                91,850
                                                                    -----------
MATERIALS - 0.3%
     1,350 Celanese Corp. +#                         4.25                35,775
       100 Freeport-McMoRan Copper & Gold, Inc. +#   5.50               110,700
         8 Terra Industries, Inc. +#                 4.25                 7,228
                                                                    -----------
                                                                        153,703
                                                                    -----------
Total Preferred Stock (Cost $407,706)                                   416,085
                                                                    -----------
MUTUAL FUND - 4.4%
   154,866 Loomis Sayles Investment Grade Fixed
           Income Fund (Cost $2,063,399) f                            2,056,623
                                                                    -----------
TOTAL EQUITY SECURITIES (COST $19,155,289)                           19,208,410
                                                                    -----------

                                                           MATURITY
PRINCIPAL                                                    DATE
----------                                                 --------
FIXED-INCOME SECURITIES - 17.3%
ASSET BACKED OBLIGATIONS - 1.7%
$   55,000 Continental Airlines, Inc., Series 2002-1 6.56  02/15/12      57,350
    44,163 Continental Airlines, Inc., Series 974-A  6.90  01/02/18      43,192
    94,665 Countrywide Alternative Loan Trust,
           Series 2005-16-A5 +#                      4.11  06/25/35      94,895
    84,222 Countrywide Alternative Loan Trust,
           Series 2005-43-4A1 +                      5.79  10/25/35      84,222

See Notes to Financial Statements.    10              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

                                                           MATURITY
PRINCIPAL     SECURITY DESCRIPTION                   RATE    DATE      VALUE
----------    --------------------                   ----  -------- -----------
$   80,000    Credit Suisse First Boston Mortgage
              Securities, Series 2003-AR24 -2A4 +#   4.06% 10/25/33  $   79,938
    97,784    DSLA Mortgage Loan Trust, Series
              2005-AR2-2A1A +#                       4.00  03/19/45      97,873
    89,823    Harborview Mortgage Loan Trust,
              Series 2005-11-2A1A +                  4.10  08/19/45      89,823
    75,761    JP Morgan Mortgage Loan Trust,
              Series 2005-A5-2A1 +                   5.18  08/25/35      75,639
    80,068    Washington Mutual, Series
              2005-AR1-A2A2 +#                       4.08  01/25/45      80,112
    81,755    Washington Mutual, Series
              2005-AR2-2A21 +#                       4.16  01/25/45      81,945
                                                                    -----------
Total Asset Backed Obligations (Cost $784,785)                          784,989
                                                                    -----------
CORPORATE CONVERTIBLE BONDS - 2.9%
CONSUMER DISCRETIONARY - 0.2%
     9,000    Citadel Broadcasting Corp. #           1.88  02/15/11       7,054
    94,000    Kellwood Co. ~                         3.50  06/15/34      79,783
                                                                    -----------
                                                                         86,837
                                                                    -----------
ENERGY - 0.2%
    75,000    Cal Dive International                 3.25  12/15/25      94,781
                                                                    -----------
FINANCIALS - 0.5%
    97,000    American Equity Investment Life
              Holding Co. #                          5.25  12/06/24     105,609
    46,000    CapitalSource, Inc. #                  3.50  07/15/34      43,413
   100,000    Fairfax Financial                      5.00  07/15/23      99,875
                                                                    -----------
                                                                        248,897
                                                                    -----------
HEALTH CARE - 0.2%
    60,000    Abgenix, Inc. #                        1.75  12/15/11      68,400
    49,000    Human Genome Sciences, Inc. #          2.25  10/15/11      52,614
                                                                    -----------
                                                                        121,014
                                                                    -----------
INDUSTRIALS - 0.3%
    78,000    Allied Waste Industries #              4.25  04/15/34      68,835
    33,000    NCI Building Systems, Inc. #           2.13  11/15/24      38,115
    30,000    Vishay Intertechnology #               3.63  08/01/23      28,950
                                                                    -----------
                                                                        135,900
                                                                    -----------
INFORMATION TECHNOLOGY - 0.1%
    99,000    ON Semiconductor Corp. (+/-)#          1.51  04/15/24      74,992
                                                                    -----------
MATERIALS - 0.5%
   116,000    Apex Silver Mines, Ltd. #              4.00  09/15/24     101,500
   111,000    Ryerson Tull, Inc. #                   3.50  11/01/24     131,119
                                                                    -----------
                                                                        232,619
                                                                    -----------
TELECOMMUNICATIONS - 0.2%
   100,000    Level 3 Communications ~              12.88  03/15/10      81,500
                                                                    -----------
UTILITIES - 0.7%
   200,000    Calpine Corp.                          4.75  11/15/23     110,000
   150,000    Mirant Corp. N                         2.50  06/15/21     155,625
    65,000    Public Service Enterprise Group +      4.30  09/21/08      65,014
                                                                    -----------
                                                                        330,639
                                                                    -----------
Total Convertible Bonds (Cost $1,408,365)                             1,407,179
                                                                    -----------

See Notes to Financial Statements.    11              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

                                                            MATURITY
PRINCIPAL        SECURITY DESCRIPTION                RATE     DATE      VALUE
----------         --------------------              ----- ---------- ----------
CORPORATE NON-CONVERTIBLE BONDS - 1.4%
CONSUMER DISCRETIONARY - 0.5%
$   55,000       Centex Corp. #                      5.45%  08/15/12 $   54,439
   130,000       Ford Motor Co. #                    7.45   07/16/31    102,050
   120,000       General Motors #                    8.38   07/15/33     94,200
                                                                     ----------
                                                                        250,689
                                                                     ----------
FINANCIALS - 0.8%
    60,000       BankBoston Capital Trust II
                 Series B                            7.75   12/15/26     64,129
    48,036       Cedar Brakes II LLC A#              9.88   09/01/13     55,733
    79,000       Credit Suisse First Boston
                 London A                            9.65   03/24/10     71,010
    50,000       Credit Suisse First Boston
                 USA, Inc. #                         5.13   08/15/15     49,916
    50,000       General Motors Acceptance
                 Corp. MTN +                         4.87   10/20/05     50,001
    70,000       JPMorgan Chase & Co.                5.15   10/01/15     69,703
                                                                     ----------
                                                                        360,492
                                                                     ----------
UTILITIES - 0.1%
    50,000       Entergy Louisiana#                  5.56   09/01/15     48,890
                                                                     ----------
Total Corporate Bonds (Cost $673,148)                                   660,071
                                                                     ----------
REAL ESTATE INVESTMENT TRUST - 0.4%
    65,000       Equity One, Inc.                    5.38   10/15/15     63,897
    60,000       Health Care Property Investors,
                 Inc.                                4.88   09/15/10     59,144
    60,000       New Plan Excel Realty Trust         5.13   09/15/12     59,226
                                                                     ----------
Total Real Estate Investment Trust (Cost $184,358)                      182,267
                                                                     ----------
US GOVERNMENT AND AGENCY OBLIGATIONS - 10.9%
MORTGAGE BACKED SECURITIES - 0.6%
    74,513       FHLMC Pool # 1L0113 +               5.62   05/01/35     75,599
   107,457       FNMA Pool # 673743 +                5.13   11/01/32    107,744
    85,816       GNMA Pool # 80610 +                 4.38   06/20/32     86,441
                                                                     ----------
                                                                        269,784
                                                                     ----------
US TREASURY SECURITIES - 10.3%
   118,000       US Treasury Bond                    8.13   08/15/19    161,139
   212,000       US Treasury Bond                    6.13   11/15/27    255,866
 2,879,000       US Treasury Note                    3.13   09/15/08  2,795,780
 1,089,000       US Treasury Note                    3.88   05/15/10  1,073,559
   497,000       US Treasury Note                    4.25   11/15/14    493,603
                                                                     ----------
                                                                      4,779,947
                                                                     ----------
Total US Government and Agency Obligations (Cost $5,052,079)          5,049,731
                                                                     ----------
TOTAL FIXED-INCOME SECURITIES (COST $8,102,735)                       8,084,237
                                                                     ----------
NUMBER OF                                            STRIKE EXPIRATION
CONTRACTS                                            PRICE     DATE
----------                                           ------ ----------
PUT OPTIONS PURCHASED - 0.1%
        36       Dell, Inc.                          30.00   01/21/08     7,920
        16       DR Horton, Inc.                     30.00   01/21/08     7,360
         7       Hovnanian Enterprises, Inc.         50.00   01/21/08     6,895
        16       Lennar Corp.                        60.00   01/21/08     9,440
        16       Ryland Group, Inc.                  60.00   01/21/08    14,320
                                                                     ----------
Total Put Options Purchased (Premiums Paid $46,903)                      45,935
                                                                     ----------

See Notes to Financial Statements.    12              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

 PRINCIPAL  SECURITY DESCRIPTION                                        VALUE
----------- --------------------                                     -----------
SHORT-TERM INVESTMENT - 38.6%
MONEY MARKET DEPOSIT ACCOUNT - 38.6%
$17,938,366 Citibank Money Market Deposit Account(Cost $17,938,366) $17,938,366
                                                                    -----------
TOTAL LONG POSITIONS - 97.3% (COST $45,243,293) *                   $45,276,948
Other Assets & Liabilities, Net - 2.7%                                1,235,058
                                                                    -----------
NET ASSETS - 100.0%                                                 $46,512,006
                                                                    ===========

----------------------------------------
ADR American Depositary Receipt.
FHLMC Federal Home Loan Mortgage Corporation.
FNMA Federal National Mortgage Association.
MTN Medium-term Note.
+ Non-income producing security.
N Security is currently in default on scheduled interest or principal payments. A Security exempt from registration under Rule 144A under the Securities Act of
  1933. As of September 30, 2005, the value of this security amounted to $126,743 or 0.3% of net assets.
(+/-)Zero coupon bond. Interest rate presented is yield to maturity.
+ Variable rate security.
~ Debt obligation initially issued at one coupon rate which converts to a higher coupon rate at a specified date. The rate shown is the rate at period end.
# All or a portion of this security is held as collateral for securities sold short.
f Affiliated due to Loomis, Sayles & Company, L.P. being a sub-adviser of the Fund. For the period ended September 30, 2005, purchases of the Loomis Sayles Investment Grade Fixed Income Fund and dividend income earned totaled $2,063,399 and $13,399, respectively.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

       Gross Unrealized Appreciation                                  $ 658,568
       Gross Unrealized Depreciation                                   (624,913)
                                                                      ---------
       Net Unrealized Appreciation (Depreciation)                     $  33,655
                                                                      =========

See Notes to Financial Statements.    13              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
SEPTEMBER 30, 2005

  SHARES   SECURITY DESCRIPTION                                       VALUE
---------- --------------------                                   -------------
SECURITIES SOLD SHORT - (24.0)%
COMMON STOCK - (23.8)%
CONSUMER DISCRETIONARY - (7.1)%
   (3,400) Accenture, Ltd., Class A                                  $ (86,564)
     (755) Aeropostale, Inc.                                           (16,044)
   (1,235) American Axle & Manufacturing Holdings, Inc.                (28,504)
   (2,625) Apollo Group, Inc. Class A                                 (174,273)
     (100) Beazer Homes USA, Inc.                                       (5,867)
   (1,850) Bed Bath & Beyond, Inc.                                     (74,333)
     (850) Best Buy Co., Inc.                                          (37,000)
   (3,285) Big Lots, Inc.                                              (36,102)
   (2,050) Career Education Corp.                                      (72,898)
   (1,285) Carmax, Inc.                                                (40,182)
   (4,650) Cendant Corp.                                               (95,976)
     (660) Centex Corp.                                                (42,623)
     (960) Cheesecake Factory                                          (29,990)
     (390) Cintas Corp.                                                (16,009)
     (141) Citadel Broadcasting Corp.                                   (1,936)
   (1,115) Clear Channel Communications, Inc.                          (36,672)
   (1,355) Cost Plus, Inc.                                             (24,593)
   (1,410) Cumulus Media, Inc., Class A                                (17,611)
     (985) CVS Corp.                                                   (28,575)
   (1,200) DeVry, Inc.                                                 (22,860)
     (685) Dick's Sporting Goods, Inc.                                 (20,625)
   (1,550) Dow Jones & Co., Inc.                                       (59,194)
     (200) DR Horton, Inc.                                              (7,244)
     (820) DSW, Inc. Class A                                           (17,384)
   (2,400) EchoStar Communications Corp., Class A                      (70,968)
   (2,470) EW Scripps Co., Class A                                    (123,426)
     (705) Fastenal Co.                                                (43,069)
   (4,993) Ford Motor Co.                                              (49,231)
   (1,180) Fred's, Inc.                                                (14,762)
   (3,150) H&R Block, Inc.                                             (75,537)
   (3,450) Harley-Davidson, Inc.                                      (167,118)
     (325) Harrah's Entertainment, Inc.                                (21,187)
     (755) Hewitt Associates, Inc., Class A                            (20,596)
   (1,675) HOT Topic, Inc.                                             (25,728)
     (200) Hovnanian Enterprises, Inc., Class A                        (10,240)
   (5,550) International Game Technology                              (149,850)
   (2,155) Interpublic Group of Cos., Inc.                             (25,084)
     (595) Iron Mountain, Inc.                                         (21,836)
   (2,250) JetBlue Airways Corp.                                       (39,600)
   (1,175) Jones Apparel Group, Inc.                                   (33,487)
     (100) KB Home                                                      (7,320)
     (705) Kellwood Co.                                                (18,224)
   (1,770) Knight Ridder, Inc.                                        (103,864)
     (695) Kohl's Corp.                                                (34,875)
     (660) Laureate Education, Inc.                                    (32,320)
     (200) Lennar Corp., Class A                                       (11,952)
     (415) Lowe's Cos., Inc.                                           (26,726)
     (100) MDC Holdings, Inc.                                           (7,889)
     (570) Mohawk Industries, Inc.                                     (45,742)
   (1,900) Navistar International Corp.                                (61,617)

See Notes to Financial Statements.    14              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
SEPTEMBER 30, 2005

  SHARES   SECURITY DESCRIPTION                                        VALUE
---------- --------------------                                     -----------
     (180) New York Times Co., Class A                               $  (5,355)
   (3,050) Newell Rubbermaid, Inc.                                     (69,082)
   (2,815) News Corp., Class A                                         (43,886)
     (395) Outback Steakhouse, Inc.                                    (14,457)
   (2,300) Paychex, Inc.                                               (85,284)
   (1,685) PEP Boys-Manny Moe & Jack                                   (23,320)
   (2,550) Petco Animal Supplies, Inc.                                 (53,958)
   (2,350) Petsmart, Inc.                                              (51,183)
     (100) Pulte Homes, Inc.                                            (4,292)
   (2,450) RadioShack Corp.                                            (60,760)
     (855) Regal Entertainment Group, Class A                          (17,134)
     (565) Regis Corp.                                                 (21,368)
   (2,800) Ross Stores, Inc.                                           (66,360)
   (1,035) Ruby Tuesday, Inc.                                          (22,522)
     (600) Ryland Group, Inc.                                          (41,052)
     (130) Sears Holdings Corp.                                        (16,175)
     (955) Select Comfort Corp.                                        (19,081)
   (1,150) Sharper Image Corp.                                         (14,490)
   (2,720) Southwest Airlines Co.                                      (40,392)
     (200) Standard-Pacific Corp.                                       (8,302)
   (5,410) TJX Cos., Inc.                                             (110,797)
     (200) Toll Brothers, Inc.                                          (8,934)
     (840) Univision Communications, Inc.                              (22,285)
     (970) Walgreen Co.                                                (42,146)
   (2,850) Wal-Mart Stores Inc.                                       (124,887)
     (855) West Marine, Inc.                                           (12,637)
     (770) Williams-Sonoma, Inc.                                       (29,529)
   (1,080) Winnebago Industries                                        (31,288)
     (760) Wynn Resorts, Ltd.                                          (34,314)
                                                                    -----------
                                                                    (3,330,577)
                                                                    -----------
CONSUMER STAPLES - (1.8)%
     (805) Anheuser-Busch Cos., Inc.                                   (34,647)
   (1,250) Avery Dennison Corp.                                        (65,487)
     (580) Bunge, Ltd.                                                 (30,520)
     (865) Colgate-Palmolive Co.                                       (45,663)
     (755) Cott Corp.                                                  (13,364)
   (2,300) Estee Lauder Cos., Inc.                                     (80,109)
   (1,010) Fossil, Inc.                                                (18,372)
   (1,080) Helen of Troy, Ltd.                                         (22,291)
   (1,750) HJ Heinz Co.                                                (63,945)
   (4,050) Kroger Co.                                                  (83,389)
     (595) Molson Coors Brewing Co., Class B                           (38,086)
     (425) Monsanto Co.                                                (26,669)
   (2,650) Pepsi Bottling Group, Inc.                                  (75,657)
   (1,010) PepsiCo, Inc.                                               (57,277)
   (4,050) Sara Lee Corp.                                              (76,747)
   (1,270) Sysco Corp.                                                 (39,840)
     (750) United Natural Foods, Inc.                                  (26,520)
     (765) WM Wrigley Jr. Co.                                          (54,988)
                                                                    -----------
                                                                      (853,571)
                                                                    -----------

See Notes to Financial Statements.    15              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
SEPTEMBER 30, 2005

  SHARES   SECURITY DESCRIPTION                                        VALUE
---------- --------------------                                    ------------
ENERGY - (1.0)%
     (145) Amerada Hess Corp.                                        $ (19,937)
     (195) Apache Corp.                                                (14,668)
     (690) BJ Services Co.                                             (24,833)
     (905) Brigham Exploration Co.                                     (11,629)
     (876) Cal Dive International, Inc.                                (55,547)
     (465) CARBO Ceramics, Inc.                                        (30,685)
   (1,244) Chesapeake Energy Corp.                                     (47,583)
     (650) Chevron Corp.                                               (42,075)
     (415) Diamond Offshore Drilling, Inc.                             (25,419)
     (260) EOG Resources, Inc.                                         (19,474)
     (520) Equitable Resources, Inc.                                   (20,311)
     (780) Exxon Mobil Corp.                                           (49,561)
   (1,245) Hanover Compressor Co.                                      (17,256)
     (605) Royal Dutch Shell plc ADR, Class A                          (39,712)
     (380) Smith International, Inc.                                   (12,658)
     (560) Superior Energy Services                                    (12,930)
     (300) Transocean, Inc.                                            (18,393)
                                                                   ------------
                                                                      (462,671)
                                                                   ------------
FINANCIALS - (2.5)%
   (4,694) American Equity Investment Life Holding Company             (53,277)
     (500) Aon Corp.                                                   (16,040)
   (2,100) Arthur J Gallagher & Co.                                    (60,501)
     (799) CapitalSource, Inc.                                         (17,418)
     (655) CIT Group, Inc.                                             (29,593)
   (1,150) Citigroup, Inc.                                             (52,348)
     (325) Countrywide Financial Corp.                                 (10,719)
     (540) Credit Suisse Group                                         (24,019)
   (2,750) East West Bancorp, Inc.                                     (93,610)
     (580) Fannie Mae                                                  (25,996)
   (2,450) Federated Investors, Inc.                                   (81,414)
   (1,190) Fifth Third Bancorp                                         (43,709)
     (745) First Horizon National Corp.                                (27,081)
     (425) Freddie Mac                                                 (23,996)
   (6,400) Hudson City Bancorp, Inc.                                   (76,160)
   (2,150) Investors Financial Services Corp.                          (70,735)
   (2,720) Janus Capital Group, Inc.                                   (39,304)
     (755) MCG Capital Corp.                                           (12,737)
     (295) Merrill Lynch & Co., Inc.                                   (18,098)
   (1,180) New York Community Bancorp, Inc.                            (19,352)
     (705) North Fork Bancorporation, Inc.                             (17,977)
     (580) People's Bank                                               (16,808)
     (225) PNC Financial Services Group, Inc.                          (13,054)
     (375) PrivateBancorp, Inc.                                        (12,855)
     (540) Regions Financial Corp.                                     (16,805)
     (395) SLM Corp.                                                   (21,188)
     (625) South Financial Group, Inc.                                 (16,775)
   (3,000) TCF Financial Corp.                                         (80,250)
     (490) Wachovia Corp.                                              (23,319)
     (550) Washington Federal, Inc.                                    (12,408)
     (765) Webster Financial Corp.                                     (34,394)
     (290) Wells Fargo & Co.                                           (16,985)
   (2,450) Willis Group Holdings, Ltd.                                 (91,998)
                                                                   ------------
                                                                    (1,170,923)
                                                                   ------------

See Notes to Financial Statements.    16              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
SEPTEMBER 30, 2005

  SHARES   SECURITY DESCRIPTION                                        VALUE
---------- --------------------                                     -----------
HEALTH CARE - (2.6)%
   (3,744) Abgenix, Inc.                                             $ (47,474)
   (2,665) Advanced Medical Optics, Inc.                              (101,137)
   (1,000) Allergan, Inc.                                              (91,620)
     (235) Beckman Coulter, Inc.                                       (12,685)
     (415) Biomet, Inc.                                                (14,405)
   (3,300) Boston Scientific Corp.                                     (77,121)
     (275) Cooper Cos., Inc.                                           (21,068)
     (945) Cytyc Corp.                                                 (25,373)
   (1,010) Eli Lilly & Co.                                             (54,055)
   (1,400) Forest Laboratories, Inc.                                   (54,558)
   (2,160) Gen-Probe, Inc.                                            (106,812)
     (815) Health Management Associates, Inc.                          (19,128)
     (395) Hillenbrand Industries, Inc.                                (18,585)
   (2,523) Human Genome Sciences, Inc.                                 (34,288)
   (2,450) ImClone Systems, Inc.                                       (77,052)
     (590) IVAX Corp.                                                  (15,552)
     (910) Par Pharmaceutical Cos., Inc.                               (24,224)
     (510) Patterson Cos., Inc.                                        (20,415)
     (855) Sanofi-Aventis ADR                                          (35,525)
   (1,600) Sepracor, Inc.                                              (94,384)
   (1,960) Smith & Nephew plc ADR                                      (83,222)
     (655) Stryker Corp.                                               (32,377)
   (1,195) Taro Pharmaceuticals Industries, Ltd.                       (30,747)
   (4,250) Valeant Pharmaceuticals International                       (85,340)
     (845) VCA Antech, Inc.                                            (21,564)
                                                                    -----------
                                                                    (1,198,711)
                                                                    -----------
INDUSTRIALS - (2.5)%
   (1,270) 3M Co.                                                      (93,167)
     (975) Acuity Brands, Inc.                                         (28,928)
   (4,003) Allied Waste Industries, Inc.                               (33,825)
   (1,190) AU Optronics Corp. ADR                                      (15,422)
   (2,100) Ball Corp.                                                  (77,154)
     (965) Bemis Co.                                                   (23,836)
   (1,075) Briggs & Stratton Corp.                                     (37,184)
     (750) Crane Co.                                                   (22,305)
     (520) Donaldson Co., Inc.                                         (15,876)
   (2,110) Expeditors International Washington, Inc.                  (119,806)
     (955) Federal Signal Corp.                                        (16,321)
     (590) Fisher Scientific International, Inc.                       (36,610)
     (245) Fluor Corp.                                                 (15,773)
   (1,555) General Electric Co.                                        (52,357)
   (5,765) Gentex Corp                                                (100,311)
   (1,095) Greatbatch, Inc.                                            (30,047)
     (360) Illinois Tool Works, Inc.                                   (29,639)
   (4,450) JB Hunt Transport Services, Inc.                            (84,595)
     (460) Knight Transportation, Inc.                                 (11,206)
     (700) Molex, Inc.                                                 (18,676)
     (574) NCI Building Systems, Inc.                                  (23,413)
     (515) Packaging Corp. of America                                   (9,996)
     (460) Siemens AG ADR                                              (35,572)
     (335) Union Pacific Corp.                                         (24,020)

See Notes to Financial Statements.    17              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
SEPTEMBER 30, 2005

  SHARES   SECURITY DESCRIPTION                                       VALUE
---------- --------------------                                   -------------
     (703) Vishay Intertechnology, Inc.                              $  (8,401)
   (2,050) Waters Corp.                                                (85,280)
   (1,485) Worthington Industries                                      (31,230)
   (1,750) Zebra Technologies Corp.                                    (68,408)
                                                                  -------------
                                                                    (1,149,358)
                                                                  -------------
INFORMATION TECHNOLOGY - (3.0)%
   (4,900) Acxiom Corp.                                                (91,728)
   (3,460) Amazon.Com, Inc.                                           (156,738)
   (4,850) ASML Holding NV                                             (80,074)
   (1,555) ATI Technologies, Inc.                                      (21,677)
   (1,015) Ceridian Corp.                                              (21,061)
   (2,050) Certegy, Inc.                                               (82,041)
     (725) Computer Associates International, Inc.                     (20,162)
   (2,500) eBay, Inc.                                                 (103,000)
     (695) Electronic Arts, Inc.                                       (39,539)
     (855) First Data Corp.                                            (34,200)
   (2,950) IMS Health, Inc.                                            (74,252)
   (1,425) InPhonic, Inc.                                              (19,594)
     (980) Intersil Corp., Class A                                     (21,344)
   (1,200) Lexmark International, Inc., Class A                        (73,260)
   (1,750) Linear Technology Corp.                                     (65,782)
   (1,450) Maxim Integrated Products, Inc.                             (61,843)
   (3,500) Micron Technology, Inc.                                     (46,550)
   (3,650) National Instruments Corp.                                  (89,936)
   (6,051) ON Semiconductor Corp.                                      (31,284)
   (2,850) Reynolds & Reynolds Co.                                     (78,119)
   (4,400) Symantec Corp.                                              (99,704)
   (2,600) Xilinx, Inc.                                                (72,410)
                                                                  -------------
                                                                    (1,384,298)
                                                                  -------------
MATERIALS - (2.1)%
     (395) Airgas, Inc.                                                (11,704)
     (915) Alcoa, Inc.                                                 (22,344)
   (2,836) Apex Silver Mines, Ltd.                                     (44,554)
   (1,060) Barrick Gold Corp.                                          (30,793)
     (310) BHP Billiton, Ltd. ADR                                      (10,596)
     (360) Bowater, Inc.                                               (10,177)
   (1,380) Celanese Corp.                                              (23,805)
   (2,100) Dow Chemical Co.                                            (87,507)
     (935) Ecolab, Inc.                                                (29,855)
   (1,310) E. I. du Pont de Nemours and Co.                            (51,313)
   (2,352) Freeport-McMoRan Copper & Gold, Class B                    (114,283)
   (2,800) Georgia-Pacific Corp.                                       (95,368)
     (590) Lubrizol Corp.                                              (25,565)
     (950) Lyondell Chemical Co.                                       (27,189)
     (335) Newmont Mining Corp.                                        (15,802)
   (1,045) RPM International, Inc.                                     (19,228)
   (3,896) Ryerson Tull, Inc.                                          (82,985)
     (435) Sigma-Aldrich Corp.                                         (27,866)
   (1,340) Smurfit-Stone Container Corp.                               (13,882)
   (1,850) Southern Peru Copper Corp.                                 (103,526)
     (565) Spartech Corp.                                              (11,040)
     (667) Terra Industries, Inc.                                       (4,436)
   (2,100) United States Steel Corp.                                   (88,935)
   (1,120) Valspar Corp.                                               (25,043)
                                                                  -------------
                                                                      (977,796)
                                                                  -------------

See Notes to Financial Statements.    18              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
SEPTEMBER 30, 2005

 SHARES       SECURITY DESCRIPTION                                     VALUE
----------     --------------------                                ------------
TELECOMMUNICATIONS - (0.5)%
   (1,150)    BellSouth Corp.                                     $    (30,245)
   (2,450)    Foundry Networks, Inc.                                   (31,115)
   (4,300)    Millicom International Cellular SA                       (79,206)
   (1,245)    Novatel Wireless, Inc.                                   (18,015)
   (1,590)    SBC Communications, Inc.                                 (38,112)
     (695)    Telephone & Data Systems, Inc.                           (27,105)
                                                                   ------------
                                                                      (223,798)
                                                                   ------------
UTILITIES - (0.7)%
     (615)    AGL Resources, Inc.                                      (22,823)
     (310)    Ameren Corp.                                             (16,582)
     (440)    Aqua America, Inc.                                       (16,729)
     (605)    CMS Energy Corp.                                          (9,952)
     (335)    Consolidated Edison, Inc.                                (16,264)
     (240)    Dominion Resources, Inc.                                 (20,674)
     (590)    FPL Group, Inc.                                          (28,084)
     (395)    Hawaiian Electric Industries Inc.                        (11,013)
     (680)    KeySpan Corp.                                            (25,010)
     (590)    MDU Resources Group, Inc.                                (21,034)
     (900)    Northeast Utilities                                      (17,955)
     (385)    Peoples Energy Corp.                                     (15,161)
     (390)    Pinnacle West Capital Corp.                              (17,191)
   (2,055)    Reliant Energy, Inc.                                     (31,729)
   (1,315)    Southern Co.                                             (47,024)
                                                                   ------------
                                                                      (317,225)
                                                                   ------------
Total Common Stock (Cost $11,344,818)                              (11,068,928)
                                                                   ------------
REAL ESTATE INVESTMENT TRUST - (0.2)%
     (395)    Duke Realty Corp.                                        (13,383)
     (415)    Equity Residential                                       (15,708)
     (325)    Healthcare Realty Trust, Inc.                            (13,046)
     (280)    Hospitality Properties Trust                             (12,001)
     (215)    Simon Property Group, Inc.                               (15,936)
     (315)    Taubman Centers, Inc.                                     (9,986)
   (1,085)    United Dominion Realty Trust, Inc.                       (25,715)
                                                                   ------------
Total Real Estate Investment Trust (Cost $108,554)                    (105,775)
                                                                   ------------
TOTAL SECURITIES SOLD SHORT - (24.0)% (COST $11,453,372)           (11,174,703)
                                                                   ------------

NUMBER OF                                            STRIKE EXPIRATION
CONTRACTS                                            PRICE     DATE
----------                                           ------ ----------
CALL OPTIONS WRITTEN - (0.2)%
      (24)    Dell, Inc.                             30.00   01/21/08  (21,360)
      (12)    DR Horton, Inc.                        30.00   01/21/08  (15,300)
       (5)    Hovnanian Enterprises, Inc.            50.00   01/21/08   (7,650)
      (12)    Lennar Corp.                           60.00   01/21/08  (22,740)
      (12)    Ryland Group, Inc.                     60.00   01/21/08  (26,400)
                                                                   ------------
Total Call Options Written (Premiums Received $92,635)                 (93,450)
                                                                   ------------
Other Assets & Liabilities, Net - 124.2%                             57,780,159
                                                                   ------------
NET ASSETS - 100.0%                                                $ 46,512,006
                                                                   ============

----------------------------------------
ADR American Depositary Receipt.

See Notes to Financial Statements.    19              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
PORTFOLIO HOLDINGS SUMMARY
SEPTEMBER 30, 2005


Portfolio Breakdown (% of Net Assets)
Long Positions
-------------------------------------------------------------------------------
  Equities                                                               41.29%
-------------------------------------------------------------------------------
  Fixed Income Securities                                                17.39%
-------------------------------------------------------------------------------
  Options                                                                 0.10%
-------------------------------------------------------------------------------
  Short-Term Investments                                                 38.57%
-------------------------------------------------------------------------------
Short Positions
-------------------------------------------------------------------------------
  Equities                                                              -24.03%
-------------------------------------------------------------------------------
  Options                                                                -0.20%
-------------------------------------------------------------------------------
Other Assets less Liabilities                                            26.88%*
-------------------------------------------------------------------------------
                                                                        100.00%
-------------------------------------------------------------------------------

*Consists of deposits with the custodian for securities sold short, cash, prepaid expenses, receivables, payables, and accrued liabilities. Deposits with the custodian for securities sold short represent 16.17% of net assets. See Note 2.

                                                            % of Equity Holdings
Sector Breakdown                                              Long      Short
Consumer Discretionary                                         2.68%     30.09%
----------------------------------------------- --------------------------------
Consumer Staples                                              25.15%      7.71%
----------------------------------------------- --------------------------------
Energy                                                        10.28%      4.18%
----------------------------------------------- --------------------------------
Financials                                                    15.95%     10.58%
----------------------------------------------- --------------------------------
Health Care                                                   10.91%     10.83%
----------------------------------------------- --------------------------------
Industrials                                                   13.07%     10.38%
----------------------------------------------- --------------------------------
Information Technology                                         9.02%     12.51%
----------------------------------------------- --------------------------------
Materials                                                      3.23%      8.83%
----------------------------------------------- --------------------------------
Telecommunications                                             2.73%      2.02%
----------------------------------------------- --------------------------------
Utilities                                                      6.98%      2.87%
----------------------------------------------- --------------------------------
                                                             100.00%    100.00%
----------------------------------------------- --------------------------------

See Notes to Financial Statements.    20              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

ASSETS
    Total investments, at value (Cost $43,179,894)                  $43,220,325
    Total investments in affiliates, at value (Cost $2,063,399)       2,056,623
    Deposits with custodian for securities sold short                 7,522,206
    Cash                                                              4,963,737
    Receivables:
     Fund shares sold                                                   437,449
     Investment securities sold                                         307,485
     Interest and dividends                                             154,270
     From investment adviser                                             24,266
    Prepaid expenses                                                        628
                                                                    -----------

Total Assets                                                         58,686,989
                                                                    -----------

LIABILITIES
    Payables:
     Securities sold short, at value (Cost $11,453,372)              11,174,703
     Call options written, at value (Premiums received $92,635)          93,450
     Investment securities purchased                                    687,591
     Fund shares redeemed                                                19,382
     Dividends                                                           63,732
    Accrued liabilities:
     Investment adviser fees                                             38,342
     Trustees' fees and expenses                                            377
     Compliance services fees                                             3,666
     Other expenses                                                      93,740
                                                                    -----------

Total Liabilities                                                    12,174,983
                                                                    -----------

NET ASSETS                                                          $46,512,006
                                                                    ===========

COMPONENTS OF NET ASSETS
    Paid-in capital                                                 $46,250,620
    Accumulated undistributed (distributions in excess of)
    net investment income                                                16,454
    Net realized gain (loss)                                            (66,577)
    Net unrealized appreciation (depreciation)                          311,509
                                                                    -----------

NET ASSETS                                                          $46,512,006
                                                                    ===========

SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)
    Institutional Shares                                                792,026
    A Shares                                                          3,832,213

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    Institutional Shares (based on net assets of $7,967,097)        $     10.06
                                                                    ===========
    A Shares (based on net assets of $38,544,909)                   $     10.06
                                                                    ===========
    A Shares Maximum Public Offering Price Per Share (net
    asset value per share / 95.50%)                                 $     10.53
                                                                    ===========

See Notes to Financial Statements.    21              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
STATEMENT OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2005

      INVESTMENT INCOME
         Interest income                                               $ 88,086
         Dividend income (net foreign withholding taxes of $87)         162,705
         Dividend income from affiliated investment                      13,399
                                                                       --------
      Total Investment Income                                           264,190
                                                                       --------

      EXPENSES
         Investment adviser fees                                        120,379
         Administrator fees                                              23,727
         Distribution fees:
           A Shares                                                      16,120
         Transfer agency fees:
           Institutional Shares                                             624
           A Shares                                                       2,922
         Custodian fees                                                   8,881
         Registration fees                                                  112
         Professional fees                                               16,711
         Trustees' fees and expenses                                        377
         Compliance services fees                                         6,709
         Organizational costs                                            13,391
         Offering costs                                                  25,387
         Dividend expense on securities sold short                       22,578
         Miscellaneous expenses                                           7,020
                                                                       --------
      Total Expenses                                                    264,938
         Fees waived and expenses reimbursed                            (80,934)
                                                                       --------
      Net Expenses                                                      184,004
                                                                       --------

      NET INVESTMENT INCOME (LOSS)                                       80,186
                                                                       --------

      NET REALIZED AND UNREALIZED GAIN (LOSS)
         Net realized gain (loss) on:
           Investments                                                  (43,048)
           Securities sold short                                        (23,529)
                                                                       --------
         Net realized gain (loss)                                       (66,577)
                                                                       --------
         Net unrealized gain (loss) on:
           Investments                                                   31,872
           Securities sold short                                        277,854
           Options                                                        1,783
                                                                       --------
         Net change in unrealized appreciation (depreciation)           311,509
                                                                       --------

      NET REALIZED AND UNREALIZED GAIN (LOSS)                           244,932
                                                                       --------

      INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                $325,118
                                                                       ========

See Notes to Financial Statements.    22              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                 JULY 11, 2005 (A)
                                                                      THROUGH
                                                                SEPTEMBER 30, 2005
                                                                 -----------------
OPERATIONS
   Net investment income (loss)                                     $    80,186
   Net realized gain (loss)                                             (66,577)
   Net change in unrealized appreciation (depreciation)                 311,509
                                                                    -----------
Increase (Decrease) in Net Assets from Operations                       325,118
                                                                    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income:
       Institutional Shares                                             (14,795)
       A Shares                                                         (48,937)
                                                                    -----------
Total Distributions to Shareholders                                     (63,732)
                                                                    -----------

CAPITAL SHARE TRANSACTIONS
   Sale of shares:
       Institutional Shares                                           8,167,038
       A Shares                                                      38,459,196
   Redemption of shares:
       Institutional Shares                                            (244,700)
       A Shares                                                        (135,781)
   Redemption fees:
       Institutional Shares                                               1,445
       A Shares                                                           3,422
                                                                    -----------
Increase (Decrease) from Capital Share Transactions                  46,250,620
                                                                    -----------
Increase (Decrease) in Net Assets                                    46,512,006

NET ASSETS
   Beginning of period                                                        -
                                                                    -----------
   End of period (b)                                                $46,512,006
                                                                    ===========

SHARE TRANSACTIONS
   Sale of shares:
       Institutional Shares                                             816,433
       A Shares                                                       3,845,722
   Redemption of shares:
       Institutional Shares                                             (24,407)
       A Shares                                                         (13,509)
                                                                    -----------
Increase (Decrease) in Shares                                         4,624,239
                                                                    ===========
(a) Commencement of operations
(b) Accumulated undistributed (distributions in excess of)
    net investment income                                           $    16,454
                                                                    -----------

See Notes to Financial Statements.    23              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

                                                                    JULY 11, 2005 (A)
                                                                         THROUGH
                                                                   SEPTEMBER 30, 2005
                                                                    -----------------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF YEAR                                       $ 10.00
                                                                         -------

INVESTMENT OPERATIONS
   Net investment income (loss) (b)                                         0.03
   Net realized and unrealized gain (loss)                                  0.05
                                                                         -------
Total from Investment Operations                                            0.08
                                                                         -------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                   (0.02)
                                                                         -------
Total Distributions to Shareholders                                        (0.02)
                                                                         -------

REDEMPTION FEES (B)                                                           - (c)
                                                                         -------

NET ASSET VALUE, END OF YEAR                                             $ 10.06
                                                                         =======

TOTAL RETURN (D)                                                            0.79%

RATIOS/SUPPLEMENTARY DATA
   Net Assets at End of Period (000's omitted)                           $ 7,967
   Ratios to Average Net Assets (f):
     Net investment income (loss)                                           1.42%
     Net expenses (including short sale dividend expenses)                  2.23%
     Net expenses (excluding short sale dividend expenses)                  1.93%
     Gross expenses (including short sale dividend expenses) (g)            3.41%
     Gross expenses (excluding short sale dividend expenses) (g)            3.05%

PORTFOLIO TURNOVER RATE (D)                                                   14%

See Notes to Financial Statements.    24              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
FINANCIAL HIGHLIGHTS



                                                                    JULY 11, 2005 (A)
                                                                         THROUGH
                                                                   SEPTEMBER 30, 2005
                                                                    -----------------
A SHARES
NET ASSET VALUE, BEGINNING OF YEAR                                       $ 10.00
                                                                         -------

INVESTMENT OPERATIONS
   Net investment income (loss) (b)                                         0.02
   Net realized and unrealized gain (loss)                                  0.05
                                                                         -------
Total from Investment Operations                                            0.07
                                                                         -------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                   (0.01)
                                                                         -------
Total Distributions to Shareholders                                        (0.01)
                                                                         -------

REDEMPTION FEES (B)                                                           - (c)
                                                                         -------

NET ASSET VALUE, END OF YEAR                                             $ 10.06
                                                                         =======

TOTAL RETURN (D) (E)                                                        0.73%

RATIOS/SUPPLEMENTARY DATA
   Net Assets at End of Period (000's omitted)                           $38,545
   Ratios to Average Net Assets (f):
     Net investment income (loss)                                           1.01%
     Net expenses (including short sale dividend expenses)                  2.48%
     Net expenses (excluding short sale dividend expenses)                  2.19%
     Gross expenses (including short sale dividend expenses) (g)            3.54%
     Gross expenses (excluding short sale dividend expenses) (g)            3.25%

PORTFOLIO TURNOVER RATE (D)                                                   14%

----------------------------------------
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during the period.
(c) Less than $0.01 per share.
(d) Not annualized for periods less than one year.
(e) Total return excludes the effect of the applicable sales load.
(f) Annualized for periods less than one year.
(g) Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.    25              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

NOTE 1. ORGANIZATION

This report relates to the Absolute Strategies Fund (the "Fund"), a non-diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty-seven investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on July 11, 2005. The Fund currently offers two classes of shares: Institutional Shares and A Shares. A Shares generally have a front-end sales charge. The Fund seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low correlation to traditional financial market indices such as the S&P 500 Index. As a non-diversified fund, the Fund may focus its investments in the securities of a limited number of issuers.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the last reported sales price or the NASDAQ Official Closing Price ("NOCP"), provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale or NOCP, these securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Money market instruments that mature in sixty days or less may be valued at amortized cost. Debt securities may also be valued at prices supplied by the Fund's pricing agents based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Adviser or a Sub-Adviser believes that the values available are unreliable.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. All premium and discount is amortized and accreted in accordance with Generally Accepted

                                      26              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

Accounting Principles. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

FOREIGN CURRENCIES - Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the reporting period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

SECURITIES SOLD SHORT - The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement, which price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until  the Fund  replaces  the  borrowed  security,  the Fund  will  maintain  a segregated account with the custodian, in cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the Deposits with custodian for securities sold short as shown on the Statement of Assets and Liabilities and the securities held long as shown on the Schedule of Investments. Dividends paid on securities sold short are recorded as an expense on the Fund's records.

OPTIONS - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or of the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds

                                      27              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

RESTRICTED SECURITIES - The Fund may invest in securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is included in the Schedule of Investments.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income, if any, are declared and paid at least semi-annually. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles, generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one fund are allocated among the respective series in proportion to each series' average daily net assets.

Each share of each class of the Fund represents an undivided, proportionate interest in the Fund. The Fund's class specific expenses include distribution fees, transfer agent fees, registration fees and certain expenses as determined by the Board.

Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.

ORGANIZATION COSTS - Organization costs for the Fund of $13,391 consist of certain startup legal costs which were expensed at the Fund's inception.

OFFERING COSTS - Offering costs for the Fund of $25,387 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

                                      28              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005


REDEMPTION FEES - A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.50% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of shares held in the account. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. The Fund collected $4,867 in redemption fees during the period ended September 30, 2005.

NOTE 3. ADVISORY FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER - Absolute Investment Advisers LLC, (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.60% of the Fund's average daily net assets.

Subject to the general control of the Board and the Adviser, the following sub-advisers (each a "Sub-Adviser" and collectively the "Sub-Advisers") make the investment decisions for the Fund:

        Aronson+Johnson+Ortiz, LP                 Metropolitan West Asset Management, LLC
        Bernzott Capital Advisors                 Moody Aldrich Partners, LLC
        Contravisory Research & Management Corp.  Scout Investment Advisors, Inc.
        Grantham, Mayo, Van Otterloo & Co. LLC    SSI Investment Management, Inc.
        Horizon Asset Management, Inc.            TT International Investment Management
        Kinetics Asset Management, Inc.           TWIN Capital Management, Inc.
        Loomis, Sayles & Company, L.P.            Yacktman Asset Management Co.

The sub-advisory fee, calculated as a percentage of the Fund's average daily net assets, is paid by the Adviser.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT APPROVALS - At the March 24, 2005 meeting of the Board, the Board, including the Independent Trustees, considered the initial approval of the investment advisory agreement pertaining to the Fund and the sub-advisory agreements between the Adviser and each of the sub-advisers.

In evaluating the investment advisory and sub-advisory agreements pertaining to the Fund, the Board reviewed materials furnished by the Adviser and each Sub-Adviser, including information regarding the Adviser and each Sub-Adviser, their personnel and operations, as well as materials provided by the Fund's administrator. Among other information, the Board reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser and each Sub-Adviser, including information on the investment performance of each Sub-Adviser (at the time the Adviser and Fund were new and had no performance history); (2) the advisory fees charged and total expense ratios of the Fund compared to a relevant peer group of funds;

                                      29              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

(3) the Adviser's financial condition and the profitability to the Adviser with respect to its relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether the Adviser's advisory fee reflects these economies of scale; and (5) other benefits received by the Adviser, each Sub-Adviser and their affiliates from their relationship with the Fund. In considering the investment advisory and sub-advisory agreements, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

THE ADVISER

The Board met with representatives of the portfolio management team for the Fund and discussed the portfolio manager's approach to managing the Fund, including compliance oversight. Specifically, the Adviser noted that it will be directly responsible for establishing procedures to monitor each Sub-Adviser's compliance with the Fund's investment objectives and for recommending allocations and reallocations of Fund assets amongst the Sub-Advisers. The Board also discussed with senior management of the Adviser the adequacy of resources and the background and quality of the investment management team. The Board concluded, after meeting with representatives of the Adviser, that the Adviser possessed the fundamental resources necessary to meet its investment mandate. Additionally, the Board concluded that the Adviser had no systemic legal or compliance problems that would interfere with the Fund's management.

The Board considered the Fund's advisory fee and the Fund's total expense ratio as compared to its Lipper Inc. peer group of funds, noting that the Adviser's contractual advisory fee and total expense ratio was higher than the mean and median contractual fees and expenses for its Lipper Inc. peer groups. The Board recognized that it is difficult to make comparisons of investment advisory fees and expense ratios because there are variations in the services that are included in the fees paid by other funds. The Board viewed favorably the Adviser's willingness to contractually limit the total expense ratio of the Fund as set forth in the Fund's SAI, concluding that the advisory fee structure was fair and reasonable.

The Board also considered the financial condition of the Adviser. The Board concluded, based upon a review of the balance sheet, that the firm was sufficiently capitalized to remain economically viable during the coming year. The Board also considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Board considered the size of the Fund and concluded that it would not be necessary to consider the implementation of fee breakpoints at least in the coming year. Finally, the Board considered the Adviser's strategy to market to firms in various channels including, broker/dealers, registered investment advisers, 401k providers and supermarket platforms. The Board also considered the Adviser's plans to launch a subscription offering through selected broker/dealers.

THE SUB-ADVISERS

ARONSON+JOHNSON+ORTIZ, LP - The Board specifically considered the following as relevant to its approval of the sub-advisory agreement between the Adviser and Aronson+Johnson+Ortiz, LP:

    (1)the history, reputation, qualification and background of the Sub-Adviser, as well as the qualifications of its personnel;

                                      30              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

    (2)the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser;
    (3)a representation from the Sub-Adviser that the Sub-Adviser had not experienced any material code of ethics violations over the past twelve months;
    (4)the Sub-Adviser's representation that it had not experienced any material compliance matters or regulatory problems over the past year;
    (5)fees to be paid to the Sub-Adviser by the Adviser under the sub-advisory agreement are within the range of fees paid to the Sub-Adviser for sub-advisory services rendered to other U.S. mutual funds. The Board viewed favorably the fact that no fee would be payable to a Sub-Adviser with respect to that portion of allocated assets which are invested in registered, open-end management investment companies for which the Sub-Adviser serves as investment adviser or sub-adviser and for which the Sub-Adviser already receives a fee. The Board noted that the Adviser, not the Fund, will pay the Sub-Adviser for investment sub-advisory services rendered to the Fund; and
    (6)the Sub-Adviser's experience in providing advisory services to other U.S. based mutual funds.

BERNZOTT CAPITAL ADVISORS - The Board specifically considered the following as relevant to its approval of the sub-advisory agreement between the Adviser and Bernzott Capital Advisors:

    (1)although the Fund is the first mutual fund managed by the Sub-Adviser, the Board viewed the history, reputation, qualification and background of the Sub-Adviser, as well as the qualifications of its personnel;
    (2)the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser;
    (3)the Sub-Adviser's representation that it had not experienced any material compliance matters or regulatory problems over the past year;
    (4)fees to be paid to the Sub-Adviser by the Adviser under the sub-advisory agreement are within the range of fees paid to the Sub-Adviser for sub-advisory services rendered to other U.S. mutual funds. The Board noted that the Adviser, not the Fund, will pay the Sub-Adviser for investment sub-advisory services rendered to the Fund;
    (5)the Sub-Adviser's trading policies and a representation from the Sub-Adviser that it does not engage in soft dollars practices;
    (6)the Sub-Adviser's years of experience in providing advisory services to institutions, foundations and endowments and its $270 million of assets under management; and
    (7)the Sub-Adviser's representation that it has been profitable since 1994.

CONTRAVISORY RESEARCH & MANAGEMENT CORP. - The Board specifically considered the following as relevant to its approval of the sub-advisory agreement between the Adviser and Contravisory Research & Management Corp.:

    (1)although the Fund is the first mutual fund managed by the Sub-Adviser, the Board viewed the history, reputation, qualification and background of the Sub-Adviser, as well as the qualifications of its personnel;
    (2)the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser;

                                      31              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

    (3)the Sub-Adviser's representation that it had not experienced any material compliance matters or regulatory problems over the past year;
    (4)fees to be paid to the Sub-Adviser by the Adviser under the sub-advisory agreement are within the range of fees paid to the Sub-Adviser for sub-advisory services rendered to other U.S. mutual funds. The Board noted that the Adviser, not the Fund, will pay the Sub-Adviser for investment sub-advisory services rendered to the Fund; and
    (5)the Sub-Adviser's years of experience (since 1972) in providing advisory services to individuals, trusts, profit sharing plans and institutions and its $250 million of assets under management.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC - The Board specifically considered the following as relevant to its approval of the sub-advisory agreement between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC:

    (1)the favorable history, reputation, qualification and background of the Sub-Adviser, as well as the qualifications of its personnel;
    (2)the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser, specifically the investing of allocated assets in other mutual funds managed by the Sub-Adviser;
    (3)the Sub-Adviser's representation that it had not experienced any material compliance matters or regulatory problems over the past year;
    (4)fees to be paid to the Sub-Adviser by the Adviser under the sub-advisory agreement are within the range of fees paid to the Sub-Adviser for sub-advisory services rendered to other U.S. mutual funds. The Board viewed favorably the fact that no fee would be payable to a Sub-Adviser with respect to that portion of allocated assets which are invested in registered, open-end management investment companies for which the Sub-Adviser serves as investment adviser or sub-adviser and for which the Sub-Adviser already receives a fee. The Board noted that the Adviser, not the Fund, will pay the Sub-Adviser for investment sub-advisory services rendered to the Fund; and
    (5)the Sub-Adviser's experience in providing advisory services to other U.S. based mutual funds.

HORIZON ASSET MANAGEMENT, INC. - The Board specifically considered the following as relevant to its approval of the sub-advisory agreement between the Adviser and Horizon Asset Management, Inc.:

    (1)the history, reputation, qualification and background of the Sub-Adviser, as well as the qualifications of its personnel;
    (2)the nature and quality of services to be provided to the Fund, including information provided by the Sub-Adviser regarding the background and responsibilities of the portfolio management and client service teams and its personnel responsible for monitoring the Fund's compliance with its investment objectives. The Board considered that the Fund was the first mutual fund to be managed by the Sub-Adviser;
    (3)the Sub-Adviser's representation that it had not experienced any material compliance matters or regulatory problems over the past year;
    (4)fees to be paid to the Sub-Adviser by the Adviser under the sub-advisory agreement are within the range of fees paid to the Sub-Adviser for sub-advisory services rendered to other U.S. mutual funds. The Board noted that the Adviser, not the Fund, will pay the Sub-Adviser for investment sub-advisory services rendered to the Fund; and

                                      32              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

    (5)the Sub-Adviser's years of experience in providing advisory services to institutional clients and high net worth individuals and its $450 million of assets under management.

KINETICS ASSET MANAGEMENT, INC. - The Board specifically considered the following as relevant to its approval of the sub-advisory agreement between the Adviser and Kinetics Asset Management, Inc.:

    (1)the history, reputation, qualification and background of the Sub-Adviser, as well as the qualifications of its personnel;
    (2)the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser;
    (3)a representation from the Sub-Adviser that the Sub-Adviser had not experienced any material code of ethics violations over the past twelve months;
    (4)the Sub-Adviser's representation that it had not experienced any material compliance matters or regulatory problems over the past year;
    (5)fees to be paid to the Sub-Adviser by the Adviser under the sub-advisory agreement are within the range of fees paid to the Sub-Adviser for sub-advisory services rendered to other U.S. mutual funds. The Board noted that the Adviser, not the Fund, will pay the Sub-Adviser for investment sub-advisory services rendered to the Fund;
    (6)the Sub-Adviser's experience in providing advisory services to institutional accounts and high-net worth individuals and its $1.7 billion of assets under management; and
    (7)the Sub-Adviser's experience in providing advisory services to other U.S. based mutual funds.

LOOMIS, SAYLES & COMPANY, L.P. - The Board specifically considered the following as relevant to its approval of the sub-advisory agreement between the Adviser and Loomis, Sayles & Company, L.P:

    (1)the history, reputation, qualification and background of the Sub-Adviser, as well as the qualifications of its personnel;
    (2)the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser;
    (3)a representation from the Sub-Adviser that the Sub-Adviser had not experienced any material code of ethics violations over the past twelve months;
    (4)the Sub-Adviser's representation that it had not experienced any material compliance matters or regulatory problems over the past year;
    (5)fees to be paid to the Sub-Adviser by the Adviser under the sub-advisory agreement are within the range of fees paid to the Sub-Adviser for sub-advisory services rendered to other U.S. mutual funds. The Board viewed favorably the fact that no fee would be payable to a Sub-Adviser with respect to that portion of allocated assets which are invested in registered, open-end management investment companies for which the Sub-Adviser serves as investment adviser or sub-adviser and for which the Sub-Adviser already receives a fee. The Board noted that the Adviser, not the Fund, will pay the Sub-Adviser for investment sub-advisory services rendered to the Fund;
    (6)the Sub-Adviser's experience in providing advisory services to institutional accounts, high-net worth individuals and mutual funds and its $63 billion of assets under management; and
    (7)the Sub-Adviser's experience in providing advisory services to other U.S. based mutual funds.

                                      33              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005


METROPOLITAN WEST ASSET MANAGEMENT, LLC - The Board specifically considered the following as relevant to its approval of the sub-advisory agreement between the Adviser and Metropolitan West Asset Management, LLC:

    (1)the favorable history, reputation, qualification and background of the Sub-Adviser, as well as the qualifications of its personnel and the financial condition of the Sub-Adviser;
    (2)the nature and quality of services to be provided to the Fund, including information provided by the Sub-Adviser regarding the background and responsibilities of the portfolio management and client service teams and its personnel responsible for monitoring the Fund's compliance with its investment objectives;
    (3)a representation from the Sub-Adviser that the Sub-Adviser had not experienced any material code of ethics violations over the past twelve months;
    (4)the Sub-Adviser's representation that it had not experienced any material compliance matters or regulatory problems over the past year;
    (5)fees to be paid to the Sub-Adviser by the Adviser under the sub-advisory agreement are within the range of fees paid to the Sub-Adviser for sub-advisory services rendered to other U.S. mutual funds. The Board noted that the Adviser, not the Fund, will pay the Sub-Adviser for investment sub-advisory services rendered to the Fund; and
    (6)the Sub-Adviser's years of experience in providing advisory services to mutual funds and its $13 billion of assets under management.

MOODY ALDRICH PARTNERS, LLC - The Board specifically considered the following as relevant to its approval of the sub-advisory agreement between the Adviser and Moody Aldrich Partners, LLC:

    (1)the history, reputation, qualification and background of the Sub-Adviser, as well as the qualifications of its personnel;
    (2)the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser, a first time adviser to mutual funds;
    (3)the Sub-Adviser's representation that it had not experienced any material compliance matters or regulatory problems over the past year;
    (4)fees to be paid to the Sub-Adviser by the Adviser under the sub-advisory agreement are within the range of fees paid to the Sub-Adviser for sub-advisory services rendered to other U.S. mutual funds. The Board noted that the Adviser, not the Fund, will pay the Sub-Adviser for investment sub-advisory services rendered to the Fund; and
    (5)the Sub-Adviser's experience in providing advisory services to institutional accounts and its $190 million of assets under management.

SCOUT INVESTMENT ADVISORS, INC. - The Board specifically considered the following as relevant to its approval of the sub-advisory agreement between the Adviser and Scout Investment Advisors, Inc.:

    (1)the history, reputation, qualification and background of the Sub-Adviser, as well as the qualifications of its personnel;
    (2)the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser;

                                      34              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

    (3)a representation from the Sub-Adviser that the Sub-Adviser had not experienced any material code of ethics violations over the past twelve months;
    (4)fees to be paid to the Sub-Adviser by the Adviser under the sub-advisory agreement are within the range of fees paid to the Sub-Adviser for sub-advisory services rendered to other U.S. mutual funds. The Board noted that the Adviser, not the Fund, will pay the Sub-Adviser for investment sub-advisory services rendered to the Fund;
    (5)the Sub-Adviser's experience in providing advisory services to individuals, foundations, endowments and trusts, corporations and public institutions and its $7 billion of assets under management; and
    (6)the Sub-Adviser's experience in providing advisory services to other U.S. based mutual funds.

SSI INVESTMENT MANAGEMENT, INC. - The Board specifically considered the following as relevant to its approval of the sub-advisory agreements between the Adviser and SSI Investment Management, Inc.:

    (1)the history, reputation, qualification and background of the Sub-Adviser, as well as the qualifications of its personnel;
    (2)the nature and quality of services to be provided to the Fund, including information provided by the Sub-Adviser regarding the background and responsibilities of the portfolio management;
    (3)a representation from the Sub-Adviser that the Sub-Adviser had not experienced any material code of ethics violations over the past twelve months;
    (4)the Sub-Adviser's representation that it had not experienced any material compliance matters or regulatory problems over the past year;
    (5)fees to be paid to the Sub-Adviser by the Advisor under the sub-advisory agreement are within the range of fees paid to the Sub-Adviser for sub-advisory services rendered to other U.S. mutual funds. The Board viewed favorably the fact that no fee would be payable to a Sub-Adviser with respect to that portion of allocated assets which are invested in registered, open-end management investment companies for which the Sub-Adviser serves as investment adviser or sub-adviser and for which the Sub-Adviser already receives a fee. The Board noted that the Adviser, not the Fund, will pay the Sub-Adviser for investment sub-advisory services rendered to the Fund; and
    (6)the Sub-Adviser's prior experience in providing advisory services to other U.S. based mutual funds.

TT INTERNATIONAL INVESTMENT MANAGEMENT - The Board specifically considered the following as relevant to its approval of the sub-advisory agreement between the Adviser and TT International Investment Management:

    (1)the history, reputation, qualification and background of the Sub-Adviser, as well as the qualifications of its personnel;
    (2)the nature and quality of services to be provided to the Fund, including information provided by the Sub-Adviser regarding the background and responsibilities of the portfolio management and client service teams and its personnel responsible for monitoring the Fund's compliance with its investment objectives;
    (3)a representation from the Sub-Adviser that the Sub-Adviser had not experienced any material code of ethics violations over the past twelve months;

                                      35              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

    (4)the Sub-Adviser's representation that it had not experienced any material compliance matters or regulatory problems over the past year;
    (5)fees to be paid to the Sub-Adviser by the Adviser under the sub-advisory agreement are within the range of fees paid to the Sub-Adviser for sub-advisory services rendered to other U.S. mutual funds. The Board noted that the Adviser, not the Fund, will pay the Sub-Adviser for investment sub-advisory services rendered to the Fund;
    (6)the Sub-Adviser's years of experience in providing advisory services to institutional accounts and mutual funds and its $10 billion of assets under management; and
    (7)the Sub-Adviser's prior experience in providing advisory services to other U.S. based mutual funds.

TWIN CAPITAL MANAGEMENT, INC. - The Board specifically considered the following as relevant to its approval of the sub-advisory agreement between the Adviser and TWIN Capital Management, Inc.:

    (1)the history, reputation, qualification and background of the Sub-Adviser, as well as the qualifications of its personnel;
    (2)the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser;
    (3)a representation from the Sub-Adviser that the Sub-Adviser had not experienced any material code of ethics violations over the past twelve months;
    (4)the Sub-Adviser's representation that it had not experienced any material compliance matters or regulatory problems over the past year;
    (5)fees to be paid to the Sub-Adviser by the Adviser under the sub-advisory agreement are within the range of fees paid to the Sub-Adviser for sub-advisory services rendered to other U.S. mutual funds. The Board noted that the Adviser, not the Fund, will pay the Sub-Adviser for investment sub-advisory services rendered to the Fund; and
    (6)the Sub-Adviser's experience in providing advisory services to other U.S. based mutual funds.

YACKTMAN ASSET MANAGEMENT CO. - The Board specifically considered the following as relevant to its approval of the sub-advisory agreement between the Adviser and Yacktman Asset Management Co.:

    (1)the history, reputation, qualification and background of the Sub-Adviser, as well as the qualifications of its personnel;
    (2)the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser;
    (3)a representation from the Sub-Adviser that the Sub-Adviser had not experienced any material code of ethics violations over the past twelve months;
    (4)the Sub-Adviser's representation that it had not experienced any material compliance matters or regulatory problems over the past year;
    (5)fees to be paid to the Sub-Adviser by the Adviser under the sub-advisory agreement are within the range of fees paid to the Sub-Adviser for sub-advisory services rendered to other U.S. mutual funds. The Board noted that the Adviser, not the Fund, will pay the Sub-Adviser for investment sub-advisory services rendered to the Fund; and
    (6)the Sub-Adviser's experience in providing advisory services to two other U.S. based mutual funds.

                                      36              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005


Prior to voting,  the Board  reviewed a memorandum  from counsel  discussing the legal standards for its consideration of the investment advisory and sub-advisory agreements. The Board also discussed the proposed approval of the investment advisory and sub-advisory agreement in a private session with counsel at which no representatives of the Adviser were present. The Board determined that the overall arrangements between (i) the Fund and the Adviser and (ii) the Adviser and each Sub-Adviser, as provided in the investment advisory and sub-advisory agreements, were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. The Board also concluded the each Sub-Adviser possessed the fundamental resources necessary to meet its investment mandate. Additionally, the Board concluded that each Sub-Adviser had no systemic legal or compliance problems that would interfere with the Fund's management. On this basis, the Board unanimously approved the investment advisory and sub-advisory agreements.

The Board, including a majority of the Independent Trustees, also determined that it would be in the best interests of the Fund and its shareholders to authorize the Adviser, with the approval of the Board, to appoint and replace Sub-Advisers and to enter into and approve amendments to sub-advisory agreements without first obtaining shareholder approval ("Manager of Managers Structure") upon receipt by the Trust and the Adviser of exemptive relief from the SEC and/or the adoption of an SEC rule authorizing the employment of a Managers of Managers Structure. A Manager of Managers Structure will enable the Adviser to employ Sub-Advisers with varying investment styles to help enhance performance by minimizing investment volatility and expanding the stocks in which the Fund invests.

The Board concluded that the Manager of Managers Structure is in the best interest of the Fund's shareholders as it offers the best means for the Fund to identify and retain the highest quality portfolio management services and, thereby seek to obtain consistently superior investment performance.

ADMINISTRATION AND OTHER SERVICES - Citigroup Fund Services, LLC ("Citigroup"), provides administration, portfolio accounting, and transfer agency services to the Fund.

DISTRIBUTION - Foreside Fund Services, LLC is the Trust's distributor ("Distributor"). The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. The certifying officers of the Trust are also principals of the Distributor. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act with respect to A Shares ("Distribution Plan"), the Fund pays the Distributor a fee at an annual rate of 0.25% of the average daily net assets of A Shares. The Distributor may pay some or all of these fees to various financial institutions, including the Adviser, that provide distribution or shareholder services. The Distribution Plan obligates the Fund to pay the Distributor compensation for the Distributor's services and not as reimbursement for certain expenses incurred. For the period ended September 30, 2005, the Distributor received $16,120 for distribution fees.

For the period ended September 30, 2005, the Distributor retained $1,146,768 of the front-end sales charges assessed on the sale of A Shares.

                                      37              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005


Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer, Principal Executive Officer and Principal Financial Officer to the Trust as well as certain additional compliance support functions.

ACCOUNT FEES - The Fund is authorized to pay an administrative fee to financial institutions that provide administrative services (e.g., establishing and maintaining accounts and records relating to client accounts and answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Fund or a class thereof may be effected) to their clients that invest in the Fund ("Client Accounts"). The administrative fee payable to a financial institution is equal to or less than the annual per account fees (plus applicable out-of-pocket fees) that the Fund's transfer agent would otherwise be entitled to receive based on the number of Client Accounts invested in the Fund less any account fees paid to the transfer agent on the omnibus accounts maintained by a financial institution. Out-of-pocket fees are estimated using the out-of-pocket fees charged by the transfer agent on a quarterly basis divided by the number of non-omnibus accounts maintained on the transfer agent's system. Out-of-pocket costs are for shareholder servicing costs incurred by the transfer agent such as anti-money laundering (AML) software and services, AML and internal controls (SAS 70) reviews and/or audits, fees and expenses of proxy solicitors and tabulators, escheatment services, communications, postage and delivery services, mailing and delivery, reproduction and record storage and retention.

TRUSTEES AND OFFICERS - Certain Trustees and Officers of the Trust are directors, officers or employees of Citigroup or the Distributor.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser has contractually agreed to waive its fees to limit the Fund's net expenses of Institutional Shares and A Shares to 1.95% and 2.25%, respectively, of each class' average daily net assets through October 31, 2006 ("Waiver Agreement"). At a special meeting of the Board on October 7, 2005, the Board approved an amendment to the Waiver Agreement to exclude, retroactively, the following expenses from the expense cap limitations: short sale dividend expenses, interest, taxes, portfolio transaction expenses, and extraordinary expenses. Citigroup has voluntarily waived a portion of its fees. Citigroup has voluntarily agreed to pay a portion of the Compliance Services fees through December 31, 2005. The Distributor has voluntarily agreed to waive a portion of its Compliance Services fees through June 30, 2006. The voluntary waivers may be reduced or eliminated at any time. For the period ended September 30, 2005, fees waived and expenses reimbursed were as follows:

                                                         TOTAL FEES
                                              COMPLIANCE WAIVED AND
             ADVISER  ADVISER   ADMINISTRATOR  SERVICES   EXPENSES
             WAIVED  REIMBURSED    WAIVED       WAIVED   REIMBURSED
             ------- ---------- ------------- ---------- ----------
             $48,007  $25,227      $7,272        $428     $80,934

                                      38              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005


NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities, other than short-term investments, for the period ended September 30, 2005 were as follows:

                     NON-US GOVERNMENT      US GOVERNMENT
                        OBLIGATIONS          OBLIGATIONS
                    -------------------- -------------------
                     PURCHASES   SALES   PURCHASES   SALES
                    ----------- -------- ---------  --------
                    $11,058,778 $334,395 $5,953,913 $907,166

NOTE 6. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of September 30, 2005, distributable earnings (accumulated losses) on a tax basis were as follows:

                Ordinary Income                        $ 51,603
                Capital and Other Losses                 (1,069)
                Unrealized Appreciation (Depreciation)  245,995
                                                       --------
                Total                                  $296,529
                                                       ========

NOTE 7. WRITTEN OPTION TRANSACTIONS

Transactions in options written during period ended September 30, 2005 were as follows:

                                                          CALLS
                                                    ------------------
                                                    NUMBER OF
                                                    CONTRACTS PREMIUMS
                                                    --------- --------
         Options written                               65     $92,635
         Options terminated in closing transactions     -           -
         Options exercised                              -           -
         Options expired                                -           -
                                                       --     -------
         OUTSTANDING, SEPTEMBER 30, 2005               65     $92,635
                                                       ==     =======

NOTE 8. PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) 992-2765 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the period of July 11, 2005 (the Fund's commencement of operations) through June 30, 2006 will be available, without charge and upon request, by calling (888) 992-2765 and on the SEC's website at www.sec.gov.

                                      39              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005


NOTE 9. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund has not filed a Form N-Q to date since it did not commence operations until July 11, 2005.

NOTE 10. SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from the Fund's inception through September 30, 2005.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                      40              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005


Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) for certain share classes, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                               ENDING
                            BEGINNING      ACCOUNT VALUE     EXPENSES PAID
                          ACCOUNT VALUE* SEPTEMBER 30, 2005 DURING PERIOD**
                          -------------- ------------------ ---------------
     INSTITUTIONAL SHARES
     Actual Return          $1,000.00        $1,007.87          $ 4.97
     Hypothetical Return    $1,000.00        $1,013.89          $11.26
     A SHARES
     Actual Return          $1,000.00        $1,007.28          $ 5.52
     Hypothetical Return    $1,000.00        $1,012.63          $12.51

* The beginning account value dates for the calculations of the actual return and hypothetical return are July 11, 2005 and April 1, 2005, respectively.

** Expenses are equal to 2.23% and 2.48% for Institutional Shares and A Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 to reflect the half-year period (except for the Fund's actual return information which reflects the 81-day period ended September 30 due to it's inception date occurring during the period).

                                      41              ABSOLUTE STRATEGIES FUND

[LOGO] ABSOLUTE Strategies
-----------------FUND

                              TWO PORTLAND SQUARE
                             PORTLAND, MAINE 04101
                          (888) 992-2765 (TOLL FREE)
                         (888) 99-ABSOLUTE (TOLL FREE)


                              INVESTMENT ADVISER

                       Absolute Investment Advisers LLC
                         94 Station Street, Suite 202
                         Hingham, Massachusetts 02043
                           www.absoluteadvisers.com

                                TRANSFER AGENT

                         Citigroup Fund Services, LLC
                                 P.O. Box 446
                             Portland, Maine 04112
                          (888) 992-2765 (Toll Free)
                         (888) 99-ABSOLUTE (Toll Free)

                                  DISTRIBUTOR

                          Foreside Fund Services, LLC
                       Two Portland Square, 1/st/ Floor
                             Portland, Maine 04101
                               www.foresides.com

This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

[MERK HARD CURRENCY FUND LOGO]
INVESTOR SHARES
[LOGO]
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                      Semi-AnnualReport September 30, 2005
                      (Unaudited)

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 Table of Contents

                    A MESSAGE TO OUR SHAREHOLDERS       2
                    SCHEDULE OF INVESTMENTS             3
                    STATEMENT OF ASSETS AND LIABILITIES 4
                    STATEMENT OF OPERATIONS             5
                    STATEMENTS OF CHANGES IN NET ASSETS 6
                    FINANCIAL HIGHLIGHTS                7
                    NOTES TO FINANCIAL STATEMENTS       8

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               A Message to our Shareholders
               September 30, 2005

Dear Shareholder,

We are pleased to bring you the Merk Hard Currency Fund's semi-annual report for the period since inception on May 10, 2005, through September 30, 2005.

The Fund's objective seeks to protect against the depreciation of the US dollar relative to other currencies.

Merk Hard Currency Fund Investor Class shares posted a cumulative return since inception of -2.20% for the period ended September 30, 2005. A trade-weighted basket of currencies declined 2.64% versus the dollar during the same period.* The results are not directly comparable, as the Fund does not try to match the composition of the reference basket. Notable differences in the composition of the reference basket and the Fund include the absence of exposure to the Japanese yen and the inclusion of gold in the Fund. The yen dropped 6.86% versus the dollar and gold climbed 10.05% during the reference period.

The Fund excludes the Japanese yen as the Bank of Japan has in the past pursued a very loose monetary policy and a stated goal of keeping its currency weak to promote export-driven growth. The privatization of the postal system with over $3 trillion in deposits is a positive step for the long-term health of Japanese capital markets. However, as these deposits are primarily invested in government securities combined with the efficient deployment of projects, we see serious inflationary risks with potentially negative implications for the yen. We will carefully monitor the actions of the Bank of Japan to see how it addresses the enormous money supply currently awash in the economy.

The Fund seeks exposure to gold, as it is the only currency with intrinsic value, and as such the ultimate "hard currency." Tax rules limit the amount of gross income a mutual fund may derive from commodities such as gold, so that during periods of prolonged out-performance of gold versus other Fund securities, the Fund may adjust its gold holdings to comply with applicable rules.

Global imbalances that have caused the US dollar to decline in recent years have further increased. As the current account deficit reached $668 billion in 2004, it needs to be financed by over $2 billion US dollar denominated inflows by investors from abroad each day, just to keep the dollar from falling. Interest rates have been rising, real estate prices may be at or beyond their peak, and the consumer is burdened by debt and increasing energy costs. With the US economy at risk of slowing, foreign investments may also slow. We see the dollar at continued risk in such an environment.

We invite you to read more about our "Merk Insights" at www.merkfund.com.

THE FUND'S PERFORMANCE REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR MORE RECENT PERFORMANCE PLEASE VISIT THE FUND'S WEBSITE AT WWW.MERKFUND.COM.

Since the Fund primarily invests in foreign currencies, changes in currency exchange rates will affect the value of what the Fund owns and the price of the Fund's shares. Investing in foreign instruments bears a greater risk than investing in domestic instruments for reasons such as volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. The Fund is subject to interest rate risk which is the risk that debt securities in the Fund's portfolio will decline in value because of increases in market interest rates. As a non-diversified fund, the Fund will be subject to more investment risk and potential for volatility than a diversified fund because its portfolio may, at times, focus on a limited number of issuers. The Fund may also invest in derivative securities which can be volatile and involve various types and degrees of risk.
--------
* Source: The comparison is done versus the inverse of the Federal Reserve
Board U.S. Trade Weighted Major Currency Dollar Index, a weighted average of the foreign exchange values of the U.S. dollar against a broad basket of currencies. The index does not include any interest that could be earned in the currencies and it is not possible to invest directly in an index.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Schedule of Investments
         September 30, 2005

                           SECURITY
     PRINCIPAL            DESCRIPTION            RATE  MATURITY   VALUE
     --------- --------------------------------- ----  -------- ----------
     FOREIGN BONDS 41.8%

     BANKS 0.4%
     $16,000   Credit Suisse Group Finance, Inc. 5.75% 10/05/05 $   19,290
                                                                ----------
     FINANCIAL 7.5%
     200,000   Bayerische Landesbank EMTN        5.25  12/09/05    152,563
     150,000   General Electric Cap Corp. EMTN   3.50  02/10/06    181,625
                                                                ----------
                                                                   334,188
                                                                ----------
     GOVERNMENT 12.0%
      90,000   Bundesrepublic Deutschland
               Series 95                         6.50  10/14/05    108,623
     110,000   Deutschland Republic (Bundesrep)
               Series 96                         6.00  02/16/06    134,439
     245,000   France Government Bond OAT        7.75  10/25/05    296,211
                                                                ----------
                                                                   539,273
                                                                ----------
     RETAIL 3.1%
     180,000   Nestle Australia Limited EMTN     4.75  11/21/05    137,252
                                                                ----------
     SOVEREIGN 11.0%
     220,000   Bank of England Euro Note         2.75  01/27/06    266,319
      60,000   KFW International Finance         6.38  12/07/05    106,483
     140,000   Province of Alberta Canada        7.25  10/28/05    120,983
                                                                ----------
                                                                   493,785
                                                                ----------
     SUPRANATIONAL 5.0%
      58,000   International Bank for
               Reconstruction and Development
               GMTN                              4.71  03/10/06     39,812
     240,000   Nordic Investment Bank EMTN       4.70  10/26/05    183,161
                                                                ----------
                                                                   222,973
                                                                ----------
     UTILITIES 2.8%
      70,000   RWE AG EMTN                       5.50  12/21/05    123,998
                                                                ----------
     Total Foreign Bonds
               (Cost $1,877,917)                                 1,870,759
                                                                ----------
      SHARES
     ---------
     EXCHANGE TRADED FUND 14.0%
      13,400   streetTRACKS Gold Trust
               (Cost $574,695)                                     626,048
                                                                ----------

            SECURITY
PRINCIPAL   DESCRIPTION                             VALUE
---------   ----------------------------          ----------
SHORT-TERM INVESTMENT 10.3%

MONEY MARKET DEPOSIT ACCOUNT 10.3%
$458,516    Citibank Money Market Deposit Account
            (Cost $458,516)                       $  458,516
                                                  ----------
Total Investments - 66.1% Cost ($2,911,128)*      $2,955,323

FOREIGN CURRENCIES 32.4%:
Australian Dollar - 2.9%                             132,131
Canadian Dollar - 1.5%                                67,425
Swiss Franc - 4.3%                                   191,228
Euro - 19.0%                                         850,916
British Sterling Pound - 3.8%                        168,181
New Zealand Dollar - 0.9%                             38,642
                                                  ----------
Total Foreign Currencies (Cost $1,471,795)         1,448,523
Other Assets and Liabilities, Net - 1.5%              67,775
                                                  ----------
NET ASSETS - 100.0%                               $4,471,621
                                                  ==========

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS AND FOREIGN CURRENCIES
            Foreign Bonds                                      42.5%
            Foreign Currencies                                 32.9%
            Exchange Traded Fund                               14.2%
            Short-Term Investment                              10.4%

--------
EMTN European Medium Term Note
GMTN Global Medium Term Note

At September 30, 2005, the Fund held the following futures contracts:

                                                  NOTIONAL     NET
                                                  CONTRACT  UNREALIZED
         CONTRACTS     TYPE      EXPIRATION DATE   VALUE   APPRECIATION
         --------- ------------ ----------------- -------- ------------
             3     Gold 100 Oz.
                   Future       December 30, 2005 $141,690   $11,530

--------
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation              $51,353
              Gross Unrealized Depreciation               (7,158)
                                                         -------
              Net Unrealized Appreciation (Depreciation) $44,195
                                                         =======

See Notes to Financial Statements.
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               Statement of Assets and Liabilities
               September 30, 2005

ASSETS
    Total investments, at value (Cost $2,911,128)                                 $2,955,323
    Foreign currency (Cost $1,471,795)                                             1,448,523
    Unrealized gain on currency contracts                                                182
    Deposits with brokers for margin on futures contracts                             19,255
    Variation margin receivable on futures contracts                                  11,530
    Receivables:
       Fund shares sold                                                                5,000
       Interest and dividends                                                         80,728
                                                                                  ----------
Total Assets                                                                       4,520,541
                                                                                  ----------
LIABILITIES
    Payables:
       Due to custodian                                                               33,397
    Accrued liabilities:
       Investment adviser fees                                                        14,476
       Trustees' fees and expenses                                                        35
       Other expenses                                                                  1,012
                                                                                  ----------
Total Liabilities                                                                     48,920
                                                                                  ----------
NET ASSETS                                                                        $4,471,621
                                                                                  ==========
COMPONENTS OF NET ASSETS
    Paid-in capital                                                               $4,460,397
    Accumulated undistributed (distributions in excess of) net investment income       8,223
    Net realized gain (loss)                                                         (29,179)
    Unrealized appreciation (depreciation)                                            32,180
                                                                                  ----------
NET ASSETS                                                                        $4,471,621
                                                                                  ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   Based on net assets of $4,471,621 and shares outstanding of 457,288
   (unlimited shares authorized)                                                  $     9.78
                                                                                  ==========

See Notes to Financial Statements.
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--------------------------------------------------------------------------------
         Statement of Operations
         Period Ended September 30, 2005

     INVESTMENT INCOME
         Dividend income                                          $  2,121
         Interest income (net foreign withholding taxes of $562)    17,660
                                                                  --------
     Total Investment Income                                        19,781
                                                                  --------
     EXPENSES
         Investment adviser fees                                     8,890
         Transfer agency fees                                          445
         Distribution fees                                           2,223
         Trustees' fees and expenses                                    52
                                                                  --------
     Total Expenses                                                 11,610
         Fees waived or reimbursed                                     (52)
                                                                  --------
     Net Expenses                                                   11,558
                                                                  --------
     NET INVESTMENT INCOME (LOSS)                                    8,223
                                                                  --------
     NET REALIZED AND UNREALIZED GAIN (LOSS)
       Net realized gain (loss) on:
         Investments                                               (19,006)
         Futures                                                      (745)
         Foreign currency transactions                              (9,428)
                                                                  --------
       Net Realized Gain (Loss)                                    (29,179)
                                                                  --------
       Net change in unrealized appreciation (depreciation) on:
         Investments                                                44,195
         Futures                                                    11,530
         Foreign currency transactions                             (23,545)
                                                                  --------
       Net Change in Unrealized Appreciation (Depreciation)         32,180
                                                                  --------
     NET REALIZED AND UNREALIZED GAIN (LOSS)                         3,001
                                                                  --------
     INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            $ 11,224
                                                                  ========

See Notes to Financial Statements.
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               Statements of Changes in Net Assets

                                                                                   MAY 10, 2005 (A)
                                                                                       THROUGH
                                                                                  SEPTEMBER 30, 2005
                                                                                  ------------------
OPERATIONS
    Net investment income (loss)                                                      $    8,223
    Net realized gain (loss)                                                             (29,179)
    Net change in unrealized appreciation (depreciation)                                  32,180
                                                                                      ----------
Increase (Decrease) in Net Assets from Operations                                         11,224
                                                                                      ----------
CAPITAL SHARE TRANSACTIONS
    Sale of shares                                                                     4,569,444
    Redemption of shares                                                                (109,047)
                                                                                      ----------
Increase (Decrease) from Capital Share Transactions                                    4,460,397
                                                                                      ----------
Increase (Decrease) in Net Assets                                                      4,471,621

NET ASSETS
    Beginning of period                                                                        -
                                                                                      ----------
    End of period (b)                                                                 $4,471,621
                                                                                      ==========
SHARE TRANSACTIONS
    Sale of shares                                                                       468,312
    Redemption of shares                                                                 (11,024)
                                                                                      ----------
Increase (Decrease) in Shares                                                            457,288
                                                                                      ==========
(b)  Accumulated undistributed (distributions in excess of) net investment income     $    8,223
                                                                                      ----------

--------
(a)Commencement of operations.




See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Financial Highlights

These financial highlights reflect selected data for a share outstanding throughout each period.

                                                      MAY 10, 2005 (A)
                                                          THROUGH
                                                     SEPTEMBER 30, 2005
                                                     ------------------
         NET ASSET VALUE, BEGINNING OF PERIOD              $10.00
                                                           ------
         INVESTMENT OPERATIONS
         Net investment income (loss) (b)                    0.03
         Net realized and unrealized gain (loss)            (0.25)(c)
                                                           ------
         Total from Investment Operations                   (0.22)
                                                           ------
         NET ASSET VALUE, END OF PERIOD                    $ 9.78
                                                           ======
         TOTAL RETURN (D)                                   (2.20)%

         RATIO/SUPPLEMENTARY DATA
         Net Assets at End of Period (000's omitted)       $4,472
         Ratios to Average Net Assets (e):
             Net Expenses                                    1.30%
             Gross Expenses (f)                              1.31%
             Net investment income (loss)                    0.92%

         PORTFOLIO TURNOVER RATE (D)                            0%

--------
(a)Commencement of operations.
(b)Calculated based on average shares outstanding during the period.
(c)Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(d)Not annualized for periods less than one year.
(e)Annualized for periods less than one year.
(f)Reflects the expense ratio excluding any waivers and/or reimbursements.



See Notes to Financial Statements.
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               Notes to Financial Statements
               September 30, 2005

NOTE 1.  ORGANIZATION
This report relates to Merk Hard Currency Fund (the "Fund"). The Fund is a non-diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-seven investment portfolios.
Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Investor Shares commenced operations on May 10, 2005. As of
September 30, 2005, Institutional Shares had not commenced operations.
The Fund seeks to protect against the depreciation of the U.S. dollar relative to other currencies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with accounting principles, generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION - Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the last reported sales price or the NASDAQ Official Closing Price ("NOCP"), provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale or NOCP, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Money market instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the values available are unreliable.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. All premium and discount is amortized and accreted according to Federal income tax regulations. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

FOREIGN CURRENCIES - Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the reporting period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the investment adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Notes to Financial Statements
         September 30, 2005

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Funds.

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER - Merk Investments, LLC is the investment adviser (the "Adviser") to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 1.00% of the Fund's average daily net assets. Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Fund and is obligated to pay all expenses of the Fund except brokerage costs, commissions, borrowing costs, taxes, certain compensation and expenses of the Trustees, the transfer agent's basis points fee, any expenses it is authorized to pay under Rule 12b-1, and extraordinary and non-recurring expenses.

INVESTMENT ADVISORY AGREEMENT APPROVAL - At the March 24, 2005 meeting of the Board of Trustees, the Board, including the Independent Trustees, considered the initial approval of the investment advisory agreement pertaining to the Fund. In evaluating the investment advisory agreement for the Fund, the Board reviewed materials furnished by the Trust's administrator and the Adviser, including information regarding the Adviser, its personnel and operations and its financial condition. Among other information, the Board reviewed information regarding: (1) the nature, extent and quality of the services provided to the Fund; (2) the advisory fees charged and total expense ratio of the Fund compared to a relevant peer group of funds; (3) the Adviser's financial condition and the profitability to the Adviser with respect to its relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether the Adviser's advisory fee reflects these economies of scale; and (5) other benefits received by the Adviser and its affiliates from their relationship with the Fund. In considering the investment advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

The Board of Trustees also considered the Adviser's compensation for providing advisory services to the Fund, and its profitability, and reviewed comparative information on fees and expenses of mutual funds with similar unified fee structures. In this regard, the Board noted that while the Adviser's contractual advisory fee and the Fund's total expenses were above the mean and median advisory fee for its Lipper Inc. peer group, the following factors supported a finding that the approval of the investment advisory agreement was in the best interests of the Fund and its shareholders:

(1)The Board viewed favorably the Adviser's resources and the background and quality of the Adviser's personnel. Additionally, the Board concluded that the Adviser had no systemic legal or compliance problems that would interfere with the Fund's management.

(2)The Board considered that the Adviser would pay most Fund-related expenses out of its advisory fee. The Board also considered the extent of services to be provided by the Adviser with respect to the Fund, including the Adviser's plans for the distribution of Fund shares. Specifically, the Board considered that the Adviser has engaged a marketing firm, a Web development firm and a fund wholesaler. The Board recognized that it is difficult to make comparisons of investment advisory fees and expense ratios because there are variations in the services that are included in the fees paid by other funds. The Board viewed favorably the Adviser's willingness to contractually limit the total expense ratio of the Fund, concluding that the advisory fee structure was fair and reasonable.

(3)The Board concluded, based upon a review of the balance sheet and a representation from the Adviser that it will maintain an errors and omissions insurance policy that will protect the Fund against losses resulting from actions of the Adviser contrary to the standard of care set forth in the investment advisory agreement, and that the Adviser was sufficiently capitalized to remain economically viable during the coming year.
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               Notes to Financial Statements
               September 30, 2005

(4)In its review of whether or not the Fund would benefit from any economies of scale, the Board noted that the investment advisory fee for the Fund does not contain breakpoints. The Board considered the small size of the Fund and concluded that it would not be necessary to consider the implementation of fee breakpoints at least in the coming year.

The Board determined that the investment advisory agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously approved the investment advisory agreement.

ADMINISTRATION AND OTHER SERVICES - Citigroup Fund Services, LLC ("Citigroup"), provides administration, portfolio accounting and transfer agency services to the Funds.

DISTRIBUTION - Foreside Fund Services, LLC is the Trust's distributor (the "Distributor"). The Trust has adopted a Rule 12b-1 Plan under which the Fund pays the Distributor a fee of up to 0.25% of the average daily net assets of Investor Shares for distribution services and the servicing of shareholder accounts. The Distributor may pay some or all of these fees to various financial institutions, including the Adviser, that provide distribution or shareholder services for Investor Shares. The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. The certifying officers of the Trust are also principals of the Distributor.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer, Principal Executive Officer and Principal Financial Officer to the Trust as well as certain additional compliance support functions.

TRUSTEES AND OFFICERS - Certain Trustees and officers of the trust are directors, officers or employees of Citigroup or the Distributor.

NOTE 4.  WAIVER OF FEES

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that net expenses do not exceed 1.30% of average daily net assets through July 31, 2006. For the period ended September 30, 2005, the Adviser reimbursed expenses of $52.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases of investment securities, other than short-term investments, was $574,695 for the period ended September 30, 2005. The Fund did not sell any investment securities during the period.

NOTE 6.  CURRENCY CONTRACTS

                                                                 NET UNREALIZED
                                               MARKET VALUE AT    APPRECIATION
CONTRACTS TO                 SETTLEMENT VALUE SEPTEMBER 30, 2005 (DEPRECIATION)
  PURCHASE   SETTLEMENT DATE      (USD)             (USD)            (USD)
------------ --------------- ---------------- ------------------ --------------
 26,315 AUD     10/04/05         $20,000           $20,091            $91
 25,876 CHF     10/03/05          20,000            20,076             76
  8,677 NZD     10/03/05           6,000             6,015             15

AUD  Australian Dollar
CHF   Swiss Franc
NZD  New Zealand Dollar

NOTE 7.  FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of September 30, 2005, distributable earnings on a tax basis were as follows:

                Ordinary Income                        $(5,059)
                Unrealized Appreciation (Depreciation)  32,180
                                                       -------
                Total                                  $27,121
                                                       =======

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Notes to Financial Statements
         September 30, 2005

NOTE 8.  PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling (866) 637-5386 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 637-5386 and on the SEC's website at www.sec.gov.

NOTE 9.  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

NOTE 10.  SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from the Fund's inception through September 30, 2005.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                              ENDING
                           BEGINNING      ACCOUNT VALUE     EXPENSES PAID
                         ACCOUNT VALUE* SEPTEMBER 30, 2005 DURING PERIOD**
                         -------------- ------------------ ---------------
     Actual Return         $1,000.00        $  978.00           $5.04
     Hypothetical Return   $1,000.00        $1,018.45           $6.54

--------
* The beginning account value dates for the calculations of the actual return and hypothetical return are May 10, 2005 and April 1, 2005, respectively.
** Expenses are equal to 1.30% multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 to reflect the half-year period (except for the Fund's actual return information which reflects the 143-day period ended September 30 due to its inception date occurring during the period).
--------------------------------------------------------------------------------
                                      11
                                                                    [LOGO]
                                                                    MERK/TM/
                                                                    HARD
                                                                    CURRENCY
                                                                    FUND

                        [MERK HARD CURRENCY FUND GRAPHIC]

                                INVESTOR SHARES






                                 P.O. BOX 446
                              PORTLAND, ME 04112
                                 866-637-5386




                             FOR MORE INFORMATION

                              INVESTMENT ADVISER
                             Merk Investments, LLC
                            555 Bryant Street #455
                              Palo Alto, CA 94301
                               www.merkfund.com

                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                                 P.O. Box 446
                              Portland, ME 04112

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                       Two Portland Square, 1/st/ Floor
                              Portland, ME 04101
                               www.foresides.com

This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

[HM PAYSON & CO. LOGO]

SEPTEMBER 30, 2005
(UNAUDITED)

PAYSON TOTAL RETURN FUND

PAYSON VALUE FUND

SEMI-ANNUAL REPORT

                                    [GRAPHIC]

--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                             SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

                    Schedules of Investments:

                     Payson Total Return Fund             1
                     Payson Value Fund                    3

                    Statements of Assets and Liabilities  5

                    Statements of Operations              6

                    Statements of Changes in Net Assets   7

                    Financial Highlights                  8

                    Notes to Financial Statements        10

--------------------------------------------------------------------------------

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

                                 SECURITY
             SHARES             DESCRIPTION                VALUE
            -------- ---------------------------------- ------------
            COMMON STOCK -- 99.5%
            CHEMICALS AND ALLIED PRODUCTS -- 3.1%
              20,000 Engelhard Corp.                    $    558,200
                                                        ------------

            CONSUMER CYCLICAL -- 15.8%
               9,500 Harley-Davidson, Inc.                   460,180
              11,200 Home Depot, Inc.                        427,168
               7,500 Johnson Controls, Inc.                  465,375
              10,000 Polaris Industries, Inc.                495,500
              25,100 TJX Cos., Inc.                          514,048
              13,500 Timberland Co., Class A+                456,030
                                                        ------------
                                                           2,818,301
                                                        ------------

            CONSUMER STAPLES -- 14.4%
               7,000 Altria Group, Inc.                      515,970
               7,000 Avon Products, Inc.                     189,000
              10,200 Coca-Cola Co.                           440,538
               4,150 Procter & Gamble Co.                    246,759
              37,000 Sara Lee Corp.                          701,150
              10,500 Wal-Mart Stores, Inc.                   460,110
                                                        ------------
                                                           2,553,527
                                                        ------------

            ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT -- 2.7%
              19,500 Intel Corp.                             480,675
                                                        ------------

            ENERGY -- 12.4%
              20,100 Chesapeake Energy Corp.                 768,825
              11,000 Chevron Corp.                           712,030
              10,400 ConocoPhillips                          727,064
                                                        ------------
                                                           2,207,919
                                                        ------------

            FINANCIAL -- 10.8%
               8,500 Allstate Corp.                          469,965
              10,500 American International Group, Inc.      650,580
              10,150 Citigroup, Inc.                         462,028
              13,000 North Fork Bancorporation, Inc.         331,500
                                                        ------------
                                                           1,914,073
                                                        ------------

                                    SECURITY
              SHARES               DESCRIPTION               VALUE
             --------    -------------------------------- ------------
             HEALTH CARE -- 9.7%
               10,600    Abbott Laboratories              $    449,440
               25,750    Boston Scientific Corp.+              601,778
               27,100    Pfizer, Inc.                          676,687
                                                          ------------
                                                             1,727,905
                                                          ------------

             INDUSTRIALS -- 22.7%
                6,900    3M Co.                                506,184
               19,200    Ball Corp.                            705,408
                4,050    General Dynamics Corp.                484,178
               13,400    Ingersoll-Rand Co. Ltd., Class A      512,282
               12,000    Masco Corp.                           368,160
                8,550    Pitney Bowes, Inc.                    356,877
               21,400    Tyco International Ltd.               595,990
                9,900    United Technologies Corp.             513,216
                                                          ------------
                                                             4,042,295
                                                          ------------

             TECHNOLOGY -- 7.9%
               11,700    Dell, Inc.+                           400,140
               12,200    First Data Corp.                      488,000
               20,000    Microsoft Corp.                       514,600
                                                          ------------
                                                             1,402,740
                                                          ------------
             Total Common Stock
              (cost $16,173,435)                            17,705,635
                                                          ------------

             EXCHANGE TRADED FUND -- 0.6%
                  800    SPDR Trust Series 1
                          (Cost $98,997)                        98,304
                                                          ------------

             PRINCIPAL                  RATE  MATURITY
             ---------                  ----  --------
             MORTGAGE-BACKED SECURITIES -- 0.1%
             $  11,086 GNMA Pool 394795
                        (Cost $11,179)  7.50% 10/15/10      11,624
                                                       -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

                                   SECURITY
             PRINCIPAL            DESCRIPTION              VALUE
             ---------   ----------------------------- ------------
             SHORT-TERM INVESTMENT -- 0.2%
             MONEY MARKET DEPOSIT ACCOUNT -- 0.2%
              $39,049    Citibank Money Market Deposit
                          Account (cost $39,050)       $     39,050
                                                       ------------
             Total Short-Term Investment
              (cost $39,050)                           $     39,050
                                                       ------------
             Total Investments -- 100.4%
              (cost $16,322,661)*                      $ 17,854,613
             Other Assets & Liabilities, Net -- (0.4%)      (68,414)
                                                       ------------
             NET ASSETS -- 100.0%                      $ 17,786,199
                                                       ============

                PORTFOLIO HOLDINGS
                % OF TOTAL INVESTMENTS

                Chemicals and Allied Products              3.1%
                Consumer Cyclical                         15.8%
                Consumer Staples                          14.3%
                Electronic & Other Electrical Equipment &
                 Components, Except Computer Equipment     2.7%
                Energy                                    12.4%
                Financial                                 10.7%
                Health Care                                9.7%
                Industrials                               22.6%
                Technology                                 7.8%
                Exchange Traded Fund                       0.6%
                Mortgage-Backed Securities                 0.1%
                Short-Term Investment                      0.2%

-----------------
+ Non-income producing security

GNMA  GovernmentNational Mortgage Association
SPDR   Standard& Poor's Depositary Receipts

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

                   Gross Unrealized Appreciation $2,273,081
                   Gross Unrealized Depreciation   (741,129)
                                                 ----------
                   Net Unrealized Appreciation
                    (Depreciation)               $1,531,952
                                                 ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

                                 SECURITY
           SHARES               DESCRIPTION                  VALUE
          -------- -------------------------------------- ------------
          COMMON STOCK -- 99.7%
          CONSUMER CYCLICAL -- 10.8%
            10,000 Home Depot, Inc.                       $    381,400
             6,000 Johnson Controls, Inc.                      372,300
            20,000 TJX Cos., Inc.                              409,600
             6,000 VF Corp.                                    347,820
                                                          ------------
                                                             1,511,120
                                                          ------------

          CONSUMER STAPLES -- 11.9%
             3,000 Altria Group, Inc.                          221,130
             8,000 Coca-Cola Co.                               345,520
             5,000 Kimberly-Clark Corp.                        297,650
             6,000 Procter & Gamble Co.                        356,760
             3,000 Timberland Co., Class A+                    101,340
             8,000 Wal-Mart Stores, Inc.                       350,560
                                                          ------------
                                                             1,672,960
                                                          ------------

          ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT -- 4.5%
            18,000 Fairchild Semiconductor International,
                    Inc., Class A+                             267,480
            15,000 Intel Corp.                                 369,750
                                                          ------------
                                                               637,230
                                                          ------------

          ENERGY -- 8.0%
             5,000 Chevron Corp.                               323,650
             5,000 ConocoPhillips                              349,550
             7,000 Exxon Mobil Corp.                           444,780
                                                          ------------
                                                             1,117,980
                                                          ------------

          FINANCIAL -- 15.9%
             4,000 American International Group, Inc.          247,840
            10,000 Citigroup, Inc.                             455,200
            10,500 JPMorgan Chase & Co.                        356,265
            12,000 North Fork Bancorp., Inc.                   306,000
            10,000 Washington Mutual, Inc.                     392,200
             8,000 Wells Fargo & Co.                           468,560
                                                          ------------
                                                             2,226,065
                                                          ------------

                                 SECURITY
              SHARES            DESCRIPTION               VALUE
             -------- -------------------------------- ------------
             FOOD & RELATED PRODUCTS -- 2.1%
                7,000 Anheuser-Busch Cos., Inc.        $    301,280
                                                       ------------

             HEALTH CARE -- 13.4%
                4,000 Amgen, Inc.+                          318,680
               10,000 Boston Scientific Corp.+              233,700
                7,000 Bristol-Myers Squibb Co.              168,420
                8,000 Johnson & Johnson                     506,240
                9,000 Merck & Co., Inc.                     244,890
               16,000 Pfizer, Inc.                          399,520
                                                       ------------
                                                          1,871,450
                                                       ------------

             INDUSTRIALS -- 18.3%
                8,000 Ball Corp.                            293,920
                4,000 General Dynamics Corp.                478,200
               12,000 General Electric Co.                  404,040
                4,000 Ingersoll-Rand Co. Ltd., Class A      152,920
                5,000 Teleflex, Inc.                        352,500
                5,000 3M Co.                                366,800
               10,000 United Technologies Corp.             518,400
                                                       ------------
                                                          2,566,780
                                                       ------------

             OIL & GAS EXTRACTION -- 2.1%
                3,000 Anadarko Petroleum Corp.              287,250
                                                       ------------

             TECHNOLOGY -- 12.7%
               15,000 Cisco Systems, Inc.+                  268,950
               10,000 Dell, Inc.+                           342,000
                7,000 First Data Corp.                      280,000
                4,000 IBM Corp.                             320,880
               12,000 Microsoft Corp.                       308,760
               15,000 Nokia Corp. OYJ ADR                   253,650
                                                       ------------
                                                          1,774,240
                                                       ------------
             Total Common Stock
              (cost $11,171,973)                         13,966,355
                                                       ------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

                                 SECURITY
         SHARES                 DESCRIPTION                   VALUE
        --------- --------------------------------------- ------------
        SHORT-TERM INVESTMENTS -- 0.5%
        MONEY MARKET FUND -- 0.1%
           6,794  Citi/SM/ Institutional Liquid Reserves,
                   Class A (cost $6,794)                  $      6,794
                                                          ------------

        PRINCIPAL
        ---------
        MONEY MARKET DEPOSIT ACCOUNT -- 0.4%
         $51,776  Citibank Money Market Deposit
                   Account (cost $51,776)                       51,776
                                                          ------------
        Total Short-Term Investments
         (cost $58,570)                                         58,570
                                                          ------------
        Total Investments -- 100.2%
         (cost $11,230,543)*                              $ 14,024,925
        Other Assets & Liabilities, Net -- (0.2%)              (25,331)
                                                          ------------
        NET ASSETS -- 100.0%                              $ 13,999,594
                                                          ============

                PORTFOLIO HOLDINGS
                % OF TOTAL INVESTMENTS

                Consumer Cyclical                         10.8%
                Consumer Staples                          11.9%
                Electronic & Other Electrical Equipment &
                 Components, Except Computer Equipment     4.5%
                Energy                                     8.0%
                Financial                                 15.9%
                Food & Related Products                    2.1%
                Health Care                               13.3%
                Industrials                               18.3%
                Oil & Gas Extraction                       2.1%
                Technology                                12.7%
                Short-Term Investments                     0.4%

-----------------
+ Non-income producing security

ADR  AmericanDepositary Receipt

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

                   Gross Unrealized Appreciation $ 3,814,749
                   Gross Unrealized Depreciation  (1,020,367)
                                                 -----------
                   Net Unrealized Appreciation
                    (Depreciation)               $ 2,794,382
                                                 ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

                                                                         PAYSON       PAYSON
                                                                      TOTAL RETURN    VALUE
                                                                          FUND         FUND
                                                                          ----         ----
ASSETS
   Total investments, at value
    (Cost $16,322,661, and $11,230,543, respectively)                 $17,854,613  $14,024,925
   Receivables:
    Interest and dividends                                                 23,293       13,739
    Investment securities sold                                                 --           32
   Prepaid expenses                                                         3,005        2,693
                                                                      -----------  -----------
Total Assets                                                           17,880,911   14,041,389
                                                                      -----------  -----------
LIABILITIES
   Payables:
    Dividends                                                              61,373        7,856
   Accrued Liabilities:
    Investment adviser fees                                                 5,159        6,435
    Compliance services fees                                                  958          824
    Trustees' fees and expenses                                               197          155
    Other expenses                                                         27,025       26,525
                                                                      -----------  -----------
Total Liabilities                                                          94,712       41,795
                                                                      -----------  -----------
NET ASSETS                                                            $17,786,199  $13,999,594
                                                                      ===========  ===========
COMPONENTS OF NET ASSETS
   Paid-in capital                                                    $16,977,489  $11,003,784
   Undistributed (distributions in excess of) net investment income       (35,456)         (10)
   Accumulated net realized gain (loss) on investments                   (687,786)     201,438
   Unrealized appreciation (depreciation) on investments                1,531,952    2,794,382
                                                                      -----------  -----------
NET ASSETS                                                            $17,786,199  $13,999,594
                                                                      ===========  ===========
SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)             1,434,615      839,299
                                                                      ===========  ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE        $     12.40  $     16.68
                                                                      ===========  ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

                                                                                            PAYSON      PAYSON
                                                                                         TOTAL RETURN   VALUE
                                                                                             FUND        FUND
                                                                                             ----        ----
INVESTMENT INCOME
   Interest income                                                                        $    9,762  $      --
   Dividend income (Net of foreign taxes withholding of $1,030 and $933, respectively)       179,937    149,731
                                                                                          ----------  ---------
Total Investment Income                                                                      189,699    149,731
                                                                                          ----------  ---------
EXPENSES
   Investment adviser fees                                                                    54,011     58,733
   Administrator fees                                                                         18,004     14,683
   Transfer agent fees                                                                        33,351     29,872
   Custodian fees                                                                              3,665      3,487
   Accountant fees                                                                            19,831     19,204
   Registration fees                                                                           2,837      2,272
   Professional fees                                                                          15,679     15,435
   Trustees' fees and expenses                                                                   563        459
   Compliance services fees                                                                    6,541      5,738
   Miscellaneous expenses                                                                      9,010      7,340
                                                                                          ----------  ---------
Total Expenses                                                                               163,492    157,223
   Fees waived                                                                               (47,657)   (38,846)
                                                                                          ----------  ---------
Net Expenses                                                                                 115,835    118,377
                                                                                          ----------  ---------
NET INVESTMENT INCOME (LOSS)                                                                  73,864     31,354
                                                                                          ----------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                                 1,426,629    387,457
   Net change in unrealized appreciation (depreciation) on investments                      (906,532)  (215,347)
                                                                                          ----------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                       520,097    172,110
                                                                                          ----------  ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $  593,961  $ 203,464
                                                                                          ==========  =========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 2005 AND SIX MONTHS ENDED SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

                                                                                PAYSON TOTAL              PAYSON
                                                                                RETURN FUND             VALUE FUND
                                                                           ---------------------  ---------------------
                                                                              AMOUNT     SHARES      AMOUNT     SHARES
                                                                              ------     ------      ------     ------
NET ASSETS -- MARCH 31, 2004                                               $18,335,374            $15,653,576
                                                                           -----------            -----------
OPERATIONS
  Net investment income (loss)                                                 280,395                 89,299
  Net realized gain (loss) on investments                                      564,517                465,348
  Net change in unrealized appreciation (depreciation) on investments         (146,560)               (97,031)
                                                                           -----------            -----------
Increase (Decrease) in Net Assets Resulting from Operations                    698,352                457,616
                                                                           -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                       (263,715)               (90,192)
  Return of capital                                                            (20,795)                    --
                                                                           -----------            -----------
Total Distributions to Shareholders                                           (284,510)               (90,192)
                                                                           -----------            -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                             2,145,430   185,534      861,316    54,383
  Reinvestment of distributions                                                131,876    11,059       55,817     3,374
  Redemption of shares                                                      (2,839,646) (243,929)  (1,974,630) (121,640)
                                                                           -----------  --------  -----------  --------
Increase (Decrease) from Capital Share Transactions                           (562,340)  (47,336)  (1,057,497)  (63,883)
                                                                           -----------  ========  -----------  ========
Increase (Decrease) in Net Assets                                             (148,498)              (690,073)
                                                                           -----------            -----------
NET ASSETS -- MARCH 31, 2005 (Including line (a))                          $18,186,876            $14,963,503
                                                                           -----------            -----------
OPERATIONS
  Net investment income (loss)                                                  73,864                 31,354
  Net realized gain (loss) on investments                                    1,426,629                387,457
  Net change in unrealized appreciation (depreciation) on investments         (906,532)              (215,347)
                                                                           -----------            -----------
Increase (Decrease) in Net Assets Resulting from Operations                    593,961                203,464
                                                                           -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                        (73,875)               (31,360)
                                                                           -----------            -----------
Total Distributions to Shareholders                                            (73,875)               (31,360)
                                                                           -----------            -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                               391,932    31,914      571,520    34,276
  Reinvestment of distributions                                                  5,691       463       14,200       856
  Redemption of shares                                                      (1,318,386) (108,026)  (1,721,733) (103,485)
                                                                           -----------  --------  -----------  --------
Increase (Decrease) from Capital Share Transactions                           (920,763)  (75,649)  (1,136,013)  (68,353)
                                                                           -----------  ========  -----------  ========
Increase (Decrease) in Net Assets                                             (400,677)              (963,909)
                                                                           -----------            -----------
NET ASSETS -- SEPTEMBER 30, 2005 (Including line (b))                      $17,786,199            $13,999,594
                                                                           ===========            ===========
 (a) Accumulated undistributed (distributions in excess of) net investment
     income, March 31, 2005                                                $   (35,445)           $        (4)
                                                                           ===========            ===========
 (b) Accumulated undistributed (distributions in excess of) net investment
     income, September 30, 2005                                            $   (35,456)           $       (10)
                                                                           ===========            ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.

                                                  SIX MONTHS                  YEARS ENDED MARCH 31,
                                                    ENDED        -----------------------------------------------
                                              SEPTEMBER 30, 2005   2005     2004     2003       2002       2001
                                              ------------------   ----     ----     ----       ----       ----
-----------------------------------------------------------------------------------------------------------------
PAYSON TOTAL RETURN FUND
NET ASSET VALUE, BEGINNING OF YEAR                 $ 12.04       $ 11.77  $  9.51  $ 12.97   $ 12.47     $ 12.42
                                                   -------       -------  -------  -------   -------     -------
INVESTMENT OPERATIONS
  Net investment income (loss)                        0.05(a)       0.19     0.23     0.26      0.23(b)     0.25
  Net realized and unrealized gain (loss) on
   investments                                        0.36          0.27     2.23    (3.34)     0.88(b)     0.84
                                                   -------       -------  -------  -------   -------     -------
Total from Investment Operations                      0.41          0.46     2.46    (3.08)     1.11        1.09
                                                   -------       -------  -------  -------   -------     -------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                              (0.05)        (0.18)   (0.19)   (0.25)    (0.23)      (0.25)
  Net realized investment gains                         --            --       --    (0.13)    (0.38)      (0.79)
  Return of capital                                     --         (0.01)   (0.01)      --        --          --
                                                   -------       -------  -------  -------   -------     -------
Total Distributions to Shareholders                  (0.05)        (0.19)   (0.20)   (0.38)    (0.61)      (1.04)
                                                   -------       -------  -------  -------   -------     -------
NET ASSET VALUE, END OF YEAR                       $ 12.40       $ 12.04  $ 11.77  $  9.51   $ 12.97     $ 12.47
                                                   =======       =======  =======  =======   =======     =======
TOTAL RETURN(C)                                       3.42%         3.91%   25.92%  (23.84)%    9.11%       8.99%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)        $17,786       $18,187  $18,335  $13,923   $19,174     $16,626
Ratios to Average Net Assets(d):
  Net investment income (loss)                        0.82%         1.56%    2.15%    2.41%     1.80%(b)    1.93%
  Net expenses                                        1.29%         1.31%    1.22%    1.46%     1.44%       1.34%
  Gross expenses(e)                                   1.82%         1.81%    1.72%    1.71%     1.66%       1.64%
PORTFOLIO TURNOVER RATE(C)                              68%           48%      33%      37%       56%         64%

See Notes to Financial Statements.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                                                  SIX MONTHS                  YEARS ENDED MARCH 31,
                                                    ENDED        ---------------------------------------------
                                              SEPTEMBER 30, 2005   2005     2004     2003      2002      2001
                                              ------------------   ----     ----     ----      ----      ----
----------------------------------------------------------------------------------------------------------------
PAYSON VALUE FUND
NET ASSET VALUE, BEGINNING OF YEAR                 $ 16.49       $ 16.11  $ 11.75  $ 17.28   $ 17.63   $ 21.86
                                                   -------       -------  -------  -------   -------   -------
INVESTMENT OPERATIONS
  Net investment income (loss)                        0.04(a)       0.10     0.08     0.07     (0.01)       --
  Net realized and unrealized gain (loss) on
   investments                                        0.19          0.38     4.36    (5.53)     0.05     (1.39)
                                                   -------       -------  -------  -------   -------   -------
Total from Investment Operations                      0.23          0.48     4.44    (5.46)     0.04     (1.39)
                                                   -------       -------  -------  -------   -------   -------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                              (0.04)        (0.10)   (0.08)   (0.07)       --        --
  Net realized investment gains                         --            --       --       --     (0.39)    (2.84)
                                                   -------       -------  -------  -------   -------   -------
Total Distributions to Shareholders                  (0.04)        (0.10)   (0.08)   (0.07)    (0.39)    (2.84)
                                                   -------       -------  -------  -------   -------   -------
NET ASSET VALUE, END OF YEAR                       $ 16.68       $ 16.49  $ 16.11  $ 11.75   $ 17.28   $ 17.63
                                                   =======       =======  =======  =======   =======   =======
TOTAL RETURN(C)                                       1.37%         2.95%   37.84%  (31.62)%    0.35%    (6.83)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)        $14,000       $14,964  $15,654  $11,685   $17,706   $17,562
Ratios to Average Net Assets(d):
  Net investment income (loss)                        0.43%         0.59%    0.54%    0.51%    (0.04)%      --
  Net expenses                                        1.61%         1.56%    1.54%    1.68%     1.63%     1.57%
  Gross expenses(e)                                   2.14%         2.06%    2.04%    1.97%     1.85%     1.78%
PORTFOLIO TURNOVER RATE(C)                              10%           21%      36%      25%       28%       18%

(a)Calculated based on average shares outstanding during the period.
(b)As required, effective April 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change on Payson Total Return Fund, for the year ended March 31, 2002, was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01, and decrease the ratio of net investment income to average net assets by .10%. Per share data, ratios, and supplementary data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(c)Not annualized for periods less than one year.
(d)Annualized for periods less than one year.
(e)Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

This report relates to Payson Total Return Fund and Payson Value Fund (individually, a "Fund" and, collectively, the "Funds"), each a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-seven series. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Payson Total Return Fund seeks a combination of high current income and capital appreciation. Payson Value Fund seeks high total return. Each Fund commenced operations on the following dates:

 Payson Total Return Fund                                   November 25, 1991
 Payson Value Fund                                              July 31, 1992

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles, generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION-Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the last reported sales price or the NASDAQ Official Closing Price ("NOCP"), provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale or NOCP, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Money market instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the values available are unreliable.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. All premium and discount is amortized and accreted according to Federal income tax regulations. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Funds.

FEDERAL TAXES-Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER-H.M. Payson & Co. is the investment adviser (the "Adviser") to the Funds. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.60% and 0.80% of the average daily net assets of Payson Total Return Fund and Payson Value Fund, respectively.

INVESTMENT ADVISORY AGREEMENT APPROVAL-At the June 8, 2005 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Funds (the "Advisory Agreement"). In evaluating the Advisory Agreement for the Funds, the Board reviewed materials furnished by the Adviser and the Trust's administrator, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered: (1) the nature, extent and quality of the services provided to the Funds by the Adviser, including information on the investment performance of the Adviser;
(2) the advisory fees and total expense ratios of the Funds compared to relevant peer groups of funds; (3) the costs of the services provided and profitability to the Adviser with respect to its relationship with the Funds;
(4) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee reflects these economies of scale for the benefit of Fund investors; and (5) other benefits received by the Adviser from its relationship with the Funds. In particular, the Board focused on the factors discussed below.

The Board met with senior management of the Adviser and discussed the adequacy of resources and the background and quality of the investment management team. The Board considered the financial solvency of the Adviser after reviewing the Adviser's financials (and a summary of its Errors and Omissions Insurance policy). Based on the foregoing, the Board concluded that the Adviser was sufficiently capitalized to remain economically viable during the coming year and possessed the resources necessary to meet its investment mandate.

In considering the nature, extent and quality of the services provided to the Funds by the Adviser, the Board observed that there have been no major changes in either the type of investments purchased by the Adviser or in each Fund's investment strategy. The Board considered that the Adviser directs all trades through its brokerage services, which has resulted in lower commissions paid by each Fund. The Board concluded that the use of an affiliated broker was appropriate and consistent with the law. The Adviser represented that it would continue to provide high quality portfolio management services to the Funds. In addition, the Adviser

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

represented that it had no apparent legal or compliance problems that would interfere with the Funds' management. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Adviser.

The Board then considered the Funds' performance. Specifically, the Board considered that Payson Total Return Fund outperformed its benchmark for the five-year period ended March 31, 2005 while underperforming its benchmark for the one- and three-year periods ended March 31, 2005. The Board also considered that although Payson Value Fund underperformed its benchmark for the three-month and one-and three-year periods ended March 31, 2005, the Fund outperformed its benchmark for the 5-year period ended March 31, 2005. The Board concluded that the Funds' performance was reasonable in comparison to their peers and benchmarks and that the Funds benefited from the Adviser's management. The Board also concluded that the Funds' performance was relatively good over the long term.

The Board then considered the Adviser's compensation for providing advisory services to the Funds and analyzed comparative information on fees and total expenses of similar mutual funds. The Board noted that the Adviser's gross and net advisory fees were consistent with their Lipper Inc. peer groups. The Board also observed that the Funds' total expenses were higher than the mean and median total expenses for their Lipper Inc. peer groups but viewed favorably the Adviser's agreement to voluntarily waive 0.25% of its fee and reimburse Fund expenses. The Board also recognized that it was difficult to make comparisons of expense ratios because of the variations in the services that are included in the fees paid by other funds. The Board concluded that the Adviser's advisory fee, after waivers, was reasonable and consistent with the Lipper Inc. peer group average.

The Board considered the profitability of the Adviser. The Board concluded that the level of the Adviser's profits was not excessive in light of the services provided by the Adviser on behalf of the Funds as well as the Adviser's current voluntary waiver of a portion of its contractual fee equivalent to 0.25% of assets managed. The Board then considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fee for the Funds does not contain breakpoints. The Board considered the size of each Fund and concluded that it would not be necessary to consider the implementation of fee breakpoints.

Finally, the Adviser represented that it did not have soft dollar arrangements with other parties. Based on the foregoing, the Board concluded that other benefits received by the Adviser from its relationship with the Funds was not a material factor to consider in approving the continuation of the Advisory Agreement.

Prior to voting, the Board reviewed a memorandum from counsel discussing the legal standards for its consideration of the Advisory Agreement. The Board also discussed the proposed approval of the continuance of the Advisory Agreement in a private session with counsel at which no representatives of the Adviser were present. Based upon its review, the Board concluded that the approval of the Advisory Agreement was reasonable, fair and in the best interests of the Funds and their respective shareholders.

ADMINISTRATION AND OTHER SERVICES-Citigroup Fund Services, LLC ("Citigroup"), provides administration, portfolio accounting and transfer agency services to the Funds.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------


DISTRIBUTION-Foreside Fund Services, LLC is the Trust's distributor (the "Distributor"). The Distributor receives no compensation from the Funds for its distribution services. The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. The certifying officers of the Trust are also principals of the Distributor.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer, Principal Executive Officer and Principal Financial Officer to the Trust as well as certain additional compliance support functions.

TRUSTEES AND OFFICERS-Certain Trustees and officers of the trust are directors, officers or employees of Citigroup or the Distributor.

NOTE 4. WAIVER OF FEES

The Adviser and Citigroup have voluntarily agreed to waive a portion of their fees. Citigroup has voluntarily agreed to pay a portion of the Compliance Services fees through December 31, 2005. The Distributor has voluntarily agreed to waive a portion of its Compliance Services fees through June 30, 2006.

These voluntary waivers may be reduced or eliminated at any time. For the six months ended September 30, 2005, fees waived were as follows:

                         INVESTMENT TRANSFER                          COMPLIANCE
                          ADVISER    AGENT   ACCOUNTANT ADMINISTRATOR  SERVICES   TOTAL
                         ---------- -------- ---------- ------------- ----------  -----
Payson Total Return Fund  $22,505   $23,113     $50        $1,424        $565    $47,657
Payson Value Fund          18,354    18,839      52         1,261         340     38,846

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the six months ended September 30, 2005, were as follows:

                                   NON US GOVERNMENT     US GOVERNMENT
                                      OBLIGATIONS         OBLIGATIONS
                                ----------------------- ----------------
                                 PURCHASES     SALES    PURCHASES SALES
                                 ---------     -----    --------- -----
       Payson Total Return Fund $11,875,549 $11,945,252    $--    $2,001
       Payson Value Fund          1,421,194   2,206,699     --        --

NOTE 6. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of March 31, 2005, distributable earnings on a tax basis were as follows:

                         UNDISTRIBUTED UNDISTRIBUTED   CAPITAL      UNREALIZED
                           ORDINARY      LONG-TERM    AND OTHER    APPRECATION
                         INCOME (LOSS)  GAIN (LOSS)    LOSSES     (DEPRECIATION)   TOTAL
                         ------------- ------------- -----------  -------------- ----------
Payson Total Return Fund   $(35,445)        $--      $(2,107,923)   $2,431,992   $  288,624
Payson Value Fund                (1)         --         (186,022)    3,009,729    2,823,706

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------


As of March 31, 2005, the capital loss carryovers to offset future capital gains are as follows:

                                            AMOUNT   EXPIRATION
                                          ---------- ----------
                 Payson Total Return Fund $1,383,999 March 2011
                                          $  723,924 March 2012
                 Payson Value Fund        $  186,022 March 2011

NOTE 7. PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling (800) 805-8258 and on the SEC's website at www.sec.gov. The Funds' proxy voting record for the twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 805-8258 and on the SEC's website at www.sec.gov.

NOTE 8. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available, without charge on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

NOTE 9. SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005, through September 30, 2005.

ACTUAL EXPENSES-The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES-The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------


Please note that expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                            BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES
                                  VALUE             VALUE        PAID DURING
                              APRIL 1, 2005   SEPTEMBER 30, 2005   PERIOD*
                            ----------------- ------------------ -----------
   PAYSON TOTAL RETURN FUND
      Actual Return             $1,000.00         $1,034.17         $6.58
      Hypothetical Return       $1,000.00         $1,018.60         $6.53
   PAYSON VALUE FUND
      Actual Return             $1,000.00         $1,013.71         $8.13
      Hypothetical Return       $1,000.00         $1,017.00         $8.14

* Expenses are equal to Payson Total Return Fund's and Payson Value Fund's annualized expense ratio of 1.29% and 1.61%, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year /365 (to reflect the half-year period).

                (This page has been left blank intentionally.)

                           PAYSON TOTAL RETURN FUND

                               PAYSON VALUE FUND


                             [HM PAYSON & CO. LOGO]

                                 PAYSON FUNDS
                                 P.O. BOX 446
                              PORTLAND, ME 04112
                                 800-805-8258




FOR MORE INFORMATION

                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                              Two Portland Square
                              Portland, ME 04101

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                       Two Portland Square, 1/st/ Floor
                              Portland, ME 04101
                               www.foresides.com

     This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

[LOGO] SHAKER fund
SEMI-ANNUAL REPORT

SEPTEMBER 30, 2005

(UNAUDITED)

                                    [GRAPHIC]

SHAKER FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                    A Message to Our Shareholders        1

                    Schedule of Investments              3

                    Statement of Assets and Liabilities  5

                    Statement of Operations              6

                    Statements of Changes in Net Assets  7

                    Financial Highlights                 8

                    Notes to Financial Statements       10

                                                                    SHAKER FUND

                                                  A MESSAGE TO OUR SHAREHOLDERS
                                                             SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

Dear Investor:

Not much has changed since our last communication to you at the beginning of the year. At first glance, that may appear to be a surprising statement, considering that the U.S. economy has been impacted by two major hurricanes that uprooted hundreds of thousands of our fellow citizens and substantially raised energy costs. However, the basic factors driving the U.S. equity markets remain much the same:

   . FIRST - Inflation   is not currently a major threat to the equity  markets.
     The September consumer price index ("CPI") increased 4.6% in the last year, the first time since 1991 that the CPI has risen by more than 4% in a year. This increase in price is almost entirely driven by higher energy costs. These increases are very real and are having an impact upon the economy, but they do not appear to be causing wages to increase. In fact, they may be having the opposite effect. The airline and auto industries are seeing downward wage pressures due, in part, to corporate responses to rising energy prices and health care costs. The lack of a widespread rising price carryover is further confirmed by the fact that the CPI, excluding food and energy, peaked in February at a 2.4% yearly increase and is now down to 2.0%. Consequently, it appears that inflation may have already, or soon will peak, and may even begin to decline by year end. Historically, the U.S. stock market has underperformed during inflationary periods. When a peak in inflation occurs, the stock market has traditionally responded with favorable results although we caution investors that past performance is not necessarily an indicator of future results.

   . SECOND - The   wait for the  Federal  Reserve  to finish  raising  interest rates continues to plague the stock market. We must admit that at the beginning of the year, we believed that the Federal Reserve would have concluded this current round of rate hikes by October. However, we still believe that the impact of rising interest rates and higher energy prices will have the impact of slowing the economy sufficiently to reduce inflation concerns and thus allow the Federal Reserve to pause in its current round of rate hikes. Historically, the stock market has moved higher approximately one month prior to the last rate hike, as long as the market does not anticipate that the rate hikes will ultimately lead to a recession.

   . THIRD - Investor  sentiment  toward   the U.S. stock market continues to be
     less positive than normal. We believe that the best measure of investor sentiment is the amount of new investment dollars that flow into the market. Currently, this measure continues to indicate that investors are cautious. U.S. equity mutual fund flows remain lower than normal. In contrast, Citigroup recently announced that it had repurchased 124 million of its shares during the September quarter at a cost of approximately $5.5 billion. Thus, a trend of investor cautiousness offset by corporate buying continues as it has for several years. This is positive for the long-term investor.

   . FOURTH - Valuations    continue to be  attractive  relative to  alternative
     investments. Earnings growth has been slowing and P/E ratios have been contracting. This is typical of markets as cycles age. We have found many attractively priced stocks that are well positioned to grow their earnings at a much faster rate than the economy over the next one to two years.

     We believe the failure of many investors to recognize that the U.S. equity markets are attractive presents a real opportunity to purchase reasonably priced securities. The markets will continue to be influenced in the short term by issues such as inflation and interest rate hikes, but we believe that these will have less of a long-term impact such that

SHAKER FUND

A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

investment returns will potentially be more influenced by an individual company's rates of return. We remain focused on buying for the Fund's portfolio those individual companies that we believe offer attractive and above average long term returns.

Sincerely,

/s/ Edward P. Hemmelgarn

Edward P. Hemmelgarn
President/Portfolio Manager

/s/ Karen M. Mroz-Bremner

Karen M. Mroz-Bremner
Portfolio Manager/Research Analyst

THE FUND INVESTS IN SMALL- AND MID-CAP COMPANIES WHICH CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES FOR VARIOUS REASONS SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCK. PRICE TO EARNINGS RATIO IS THE VALUE OF A COMPANY'S STOCK PRICE RELATIVE TO COMPANY EARNINGS.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGERS AS OF SEPTEMBER 30, 2005 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

                                                                    SHAKER FUND

                                                        SCHEDULE OF INVESTMENTS
                                                             SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                SECURITY
            SHARES             DESCRIPTION                 VALUE
            ------ ------------------------------------ -----------
            COMMON STOCK - 98.6%
            CONSUMER DISCRETIONARY - 16.4%
            22,410 Gevity HR, Inc.                      $   610,448
            31,300 Imax Corp.+                              326,459
            15,720 Nordstrom, Inc.                          539,510
            12,470 Pacific Sunwear of California+           267,357
             4,130 Red Robin Gourmet Burgers, Inc.+         189,319
            17,490 Royal Caribbean Cruises, Ltd.            755,568
            26,750 VeriSign, Inc.+                          571,647
                                                        -----------
                                                          3,260,308
                                                        -----------
            FINANCIAL SERVICES - 18.3%
             2,660 AMBAC Financial Group, Inc.              191,680
            38,660 E*Trade Financial Corp.+                 680,416
            26,590 Fair Isaac Corp.                       1,191,232
             9,710 Fiserv, Inc.+                            445,398
             9,780 Investors Financial Services Corp.       321,762
             9,880 Portfolio Recovery Associates, Inc.+     426,618
            15,370 Scottish Re Group, Ltd.                  366,421
                                                        -----------
                                                          3,623,527
                                                        -----------
            HEALTHCARE - 15.9%
             8,300 ABIOMED, Inc.+                            83,581
             9,700 American Healthways, Inc.+               411,280
            14,031 Integra LifeSciences Holdings Corp.+     536,826
             9,930 Invitrogen Corp.+                        747,034
             9,660 NitroMed, Inc.+                          173,880
            62,980 Qiagen NV+                               821,259
            18,500 Salix Pharmaceuticals, Ltd.+             393,125
                                                        -----------
                                                          3,166,985
                                                        -----------
            MATERIALS & PROCESSING - 1.4%
            21,145 Ultralife Batteries, Inc.+               273,193
                                                        -----------
            OTHER ENERGY - 8.5%
            12,130 GlobalSantaFe Corp.                      553,371
             5,830 Grant Prideco, Inc.+                     236,989
            17,850 Patterson-UTI Energy, Inc.               644,028
             5,920 Remington Oil & Gas Corp.+               245,680
                                                        -----------
                                                          1,680,068
                                                        -----------
                                SECURITY
              SHARES           DESCRIPTION               VALUE
              ------ -------------------------------- -----------
              PRODUCER DURABLES - 3.0%
               8,100 DR Horton, Inc.                  $   293,382
               3,915 Meritage Homes Corp.+                300,124
                                                      -----------
                                                          593,506
                                                      -----------
              SEMICONDUCTORS, COMPUTING/COMMUNICATION - 6.2%
              16,090 Altera Corp.+                        307,480
              15,180 Intersil Corp., Class A              330,620
              19,710 PMC - Sierra, Inc.+                  173,645
              14,260 Tessera Technologies, Inc.+          426,517
                                                      -----------
                                                        1,238,262
                                                      -----------
              SEMICONDUCTORS, CONSUMER/INDUSTRIAL - 11.7%
              20,880 International Rectifier Corp.+       941,270
              21,825 Microchip Technology, Inc.           657,369
              14,990 Power Integrations, Inc.+            326,033
              11,390 QLogic Corp.+                        389,538
                                                      -----------
                                                        2,314,210
                                                      -----------
              SOFTWARE - 14.8%
              12,085 Cerner Corp.+                      1,050,549
               7,535 Cognizant Technology Solutions
                     Corp., Class A+                      351,056
              39,150 Eclipsys Corp.+                      698,436
              26,500 Symantec Corp.+                      600,490
              27,510 TIBCO Software Inc.+                 229,984
                                                      -----------
                                                        2,930,515
                                                      -----------
              TELECOMMUNICATIONS - 2.4%
              37,940 Flextronics International, Ltd.+     487,529
                                                      -----------
              Total Common Stock
              (Cost $12,556,529)                       19,568,103
                                                      -----------

See Notes to Financial Statements.                                          3

SHAKER FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                   SECURITY
                SHARES            DESCRIPTION               VALUE
                 -------   ----------------------------  -----------
                SHORT-TERM INVESTMENT - 1.2%
                MONEY MARKET FUND - 1.2%
                236,609   Scudder Cash Management Fund
                          (Cost $236,609)                $   236,609
                                                         -----------
                Total Investments - 99.8%
                (Cost $12,793,138)                       $19,804,712
                Other Assets and Liabilities, Net - 0.2%      32,895
                                                         -----------
                NET ASSETS - 100.0%                      $19,837,607
                                                         ===========
------------------------------------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation              $7,298,724
             Gross Unrealized Depreciation                (287,150)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $7,011,574
                                                        ==========


PORTFOLIO HOLDINGS
% OF TOTAL INVESTMENTS

                                    [CHART]

Consumer Discretionary                     16.5%
Financial Services                         18.3%
Healthcare                                 16.0%
Producer Durables                           3.0%
Materials & Processing                      1.4%
Other Energy                                8.5%
Semiconductors, Computing/Communication     6.2%
Semiconductors, Consumer/Industrial        11.7%
Software                                   14.8%
Telecommunications                          2.4%
Short-Term Investments                      1.2%




4                                           See Notes to Financial Statements.

                                                                    SHAKER FUND

                                            STATEMENT OF ASSETS AND LIABILITIES
                                                             SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

ASSETS
 Total investments, at value (Cost $12,793,138)                                           $19,804,712
 Receivables:
   Fund shares sold                                                                            56,368
   Interest and dividends                                                                       5,394
   Expense reimbursement from investment adviser                                               27,065
 Prepaid expenses                                                                              15,670
                                                                                          -----------
Total Assets                                                                               19,909,209
                                                                                          -----------
LIABILITIES
 Accrued liabilities:
   Investment adviser fees                                                                     17,747
   Trustees' fees and expenses                                                                    212
   Other expenses                                                                              53,643
                                                                                          -----------
Total Liabilities                                                                              71,602
                                                                                          -----------
NET ASSETS                                                                                $19,837,607
                                                                                          ===========
COMPONENTS OF NET ASSETS
   Paid-in capital                                                                        $15,912,343
   Accumulated undistributed (distribution in excess of) net investment income               (121,518)
   Net realized gain (loss)                                                                (2,964,792)
   Unrealized appreciation (depreciation)                                                   7,011,574
                                                                                          -----------
NET ASSETS                                                                                $19,837,607
                                                                                          ===========
SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)
   Intermediary shares                                                                      1,531,639
   A shares                                                                                   723,772
   B shares                                                                                   103,024
   C shares                                                                                   104,513
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   Intermediary shares (based on net assets of $12,417,212)                               $      8.11
                                                                                          -----------
   A shares (based on net assets of $5,784,983)                                           $      7.99
                                                                                          -----------
   A shares maximum public offering price per share (net asset value per share / 94.25%)  $      8.48
                                                                                          -----------
   B shares* (based on net assets of $811,167)                                            $      7.87
                                                                                          -----------
   C shares* (based on net assets of $824,245)                                            $      7.89
                                                                                          -----------

------------------------------------------
* Redemption price may be reduced by applicable sales charges.

See Notes to Financial Statements.                                          5

SHAKER FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend income                                                      $   32,175
                                                                        ----------
Total Investment Income                                                     32,175
                                                                        ----------
EXPENSES
   Investment adviser fees                                                 107,330
   Administrator fees                                                       22,070
   Shareholder services fees:
     A shares                                                                7,020
     B shares                                                                  996
     C shares                                                                1,136
   Distribution (12b-1) fees:
     A shares                                                                7,020
     B shares                                                                2,989
     C shares                                                                3,409
   Transfer agent fees:
     Intermediary shares                                                    13,339
     A shares                                                               16,894
     B shares                                                               12,600
     C shares                                                               11,426
   Custodian fees                                                            7,706
   Accountant fees                                                          44,079
   Registration fees                                                        22,436
   Professional fees                                                        16,619
   Trustees' fees and expenses                                                 608
   Compliance services fees                                                 10,184
   Miscellaneous expenses                                                   14,715
                                                                        ----------
Total Expenses                                                             322,576
   Fees waived and expenses reimbursed                                    (168,883)
                                                                        ----------
Net Expenses                                                               153,693
                                                                        ----------
NET INVESTMENT INCOME (LOSS)                                              (121,518)
                                                                        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on investments                               1,511,946
   Net change in unrealized appreciation (depreciation) on investments     254,741
                                                                        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                  1,766,687
                                                                        ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                       $1,645,169
                                                                        ==========

6                                           See Notes to Financial Statements.

                                                                    SHAKER FUND

                                            STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS
                                                                                          ENDED          YEAR ENDED
                                                                                    SEPTEMBER 30, 2005 MARCH 31, 2005
                                                                                    ------------------ --------------
OPERATIONS
   Net investment income (loss)                                                        $  (121,518)     $   (345,594)
   Net realized gain (loss)                                                              1,511,946         4,645,522
   Net change in unrealized appreciation (depreciation)                                    254,741        (6,981,081)
                                                                                       -----------      ------------
 Increase (Decrease) in Net Assets from Operations                                       1,645,169        (2,681,153)
                                                                                       -----------      ------------
CAPITAL SHARE TRANSACTIONS
   Sale of shares:
     Intermediary shares                                                                   352,109         4,656,554
     A shares                                                                              207,562           287,391
     B shares                                                                                5,000           116,216
     C shares                                                                                2,000            81,189
   Redemption of shares:
     Intermediary shares                                                                  (890,634)      (21,508,192)
     A shares                                                                             (539,986)       (3,363,781)
     B shares                                                                              (61,560)         (223,294)
     C shares                                                                             (253,016)          (69,673)
                                                                                       -----------      ------------
   Increase (Decrease) from Capital Share Transactions                                  (1,178,525)      (20,023,590)
                                                                                       -----------      ------------
   Increase (Decrease) in Net Assets                                                       466,644       (22,704,743)
NET ASSETS
   Beginning of period                                                                  19,370,963        42,075,706
                                                                                       -----------      ------------
   End of period (a)                                                                   $19,837,607      $ 19,370,963
                                                                                       ===========      ============
SHARE TRANSACTIONS
   Sale of shares:
     Intermediary shares                                                                    43,828           663,091
     A shares                                                                               27,616            40,761
     B shares                                                                                  650            16,630
     C shares                                                                                  285            11,100
   Redemption of shares:
     Intermediary shares                                                                  (114,801)       (3,229,759)
     A shares                                                                              (72,611)         (474,471)
     B shares                                                                               (8,457)          (31,099)
     C shares                                                                              (33,994)           (9,693)
                                                                                       -----------      ------------
   Increase (Decrease) in Shares                                                          (157,484)       (3,013,440)
                                                                                       ===========      ============
    (a) Accumulated undistributed (distribution in excess of) net investment income    $  (121,518)     $         --
                                                                                       -----------      ------------

See Notes to Financial Statements.                                          7

SHAKER FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.

                                                             BEGINNING    NET       NET REALIZED             ENDING
                                                             NET ASSET INVESTMENT       AND      TOTAL FROM NET ASSET
                                                             VALUE PER   INCOME      UNREALIZED  INVESTMENT   VALUE
                                                               SHARE     (LOSS)     GAIN (LOSS)  OPERATIONS PER SHARE
                                                             --------- ----------   ------------ ---------- ---------

INTERMEDIARY SHARES (E)

    Six Months Ended September 30, 2005                       $ 7.44     $(0.04)(f)    $ 0.71      $ 0.67     $8.11
    Year Ended March 31, 2005                                   7.49      (0.32)         0.27       (0.05)     7.44
    Year Ended March 31, 2004                                   4.62      (0.06)         2.93        2.87      7.49
    Year Ended March 31, 2003                                   8.09      (0.07)        (3.40)      (3.47)     4.62
    Period From April 27, 2001 (g) Through March 31, 2002      10.00      (0.12)        (1.79)      (1.91)     8.09

A SHARES (H)

    Six Months Ended September 30, 2005                         7.34      (0.05)(f)      0.70        0.65      7.99
    Year Ended March 31, 2005                                   7.41      (0.22)         0.15       (0.07)     7.34
    Year Ended March 31, 2004                                   4.58      (0.13)         2.96        2.83      7.41
    Year Ended March 31, 2003                                   8.06      (0.10)        (3.38)      (3.48)     4.58
    Period From April 27, 2001 (g) Through March 31, 2002      10.00      (0.07)        (1.87)      (1.94)     8.06

B SHARES

    Six Months Ended September 30, 2005                         7.25      (0.07)(f)      0.69        0.62      7.87
    Year Ended March 31, 2005                                   7.36      (0.16)         0.05       (0.11)     7.25
    Year Ended March 31, 2004                                   4.58      (0.10)         2.88        2.78      7.36
    Year Ended March 31, 2003                                   8.06      (0.06)        (3.42)      (3.48)     4.58
    Period From December 11, 2001 (g) Through
     March 31, 2002                                             8.95      (0.02)        (0.87)      (0.89)     8.06

C SHARES

    Six Months Ended September 30, 2005                         7.26      (0.07)(f)      0.70        0.63      7.89
    Year Ended March 31, 2005                                   7.36      (0.13)         0.03       (0.10)     7.26
    Year Ended March 31, 2004                                   4.58      (0.09)         2.87        2.78      7.36
    Year Ended March 31, 2003                                   8.06      (0.06)        (3.42)      (3.48)     4.58
    Period From December 7, 2001 (g) Through
     March 31, 2002                                             9.03      (0.02)        (0.95)      (0.97)     8.06


                                                                 TOTAL
                                                             RETURN (B)(C)
                                                             -------------

INTERMEDIARY SHARES (E)

    Six Months Ended September 30, 2005                           9.01%
    Year Ended March 31, 2005                                    (0.67)%
    Year Ended March 31, 2004                                    62.12%
    Year Ended March 31, 2003                                   (42.89)%
    Period From April 27, 2001 (g) Through March 31, 2002       (19.10)%

A SHARES (H)

    Six Months Ended September 30, 2005                           8.86%
    Year Ended March 31, 2005                                    (0.94)%
    Year Ended March 31, 2004                                    61.79%
    Year Ended March 31, 2003                                   (43.18)%
    Period From April 27, 2001 (g) Through March 31, 2002       (19.40)%

B SHARES

    Six Months Ended September 30, 2005                           8.55%
    Year Ended March 31, 2005                                    (1.49)%
    Year Ended March 31, 2004                                    60.70%
    Year Ended March 31, 2003                                   (43.18)%
    Period From December 11, 2001 (g) Through
     March 31, 2002                                              (9.94)%

C SHARES

    Six Months Ended September 30, 2005                           8.68%
    Year Ended March 31, 2005                                    (1.36)%
    Year Ended March 31, 2004                                    60.70%
    Year Ended March 31, 2003                                   (43.18)%
    Period From December 7, 2001 (g) Through
     March 31, 2002                                             (10.74)%

------------------------------------------
(a)All ratios for periods less than one year are annualized.
(b)Total return excludes the effect of the applicable sales load.
(c)Not annualized for periods less than one year.
(d)Reflects the expense ratio excluding any waivers and/or reimbursements.
(e)Effective June 4, 2002, Institutional Shares changed their name to Intermediary Shares.
(f)Calculated based on average shares outstanding during the period.
(g)Commencement of operations.
(h)Effective November 5, 2001, Investor Shares changed their name to A Shares.

8                                           See Notes to Financial Statements.

                                                                    SHAKER FUND

                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                          RATIOS TO AVERAGE NET ASSETS (A)
                         ----------------------------------

          NET ASSETS AT       NET                            PORTFOLIO
          END OF PERIOD   INVESTMENT     NET       GROSS     TURNOVER
         (000'S OMITTED) INCOME (LOSS) EXPENSES EXPENSES (D) RATE (C)
         --------------- ------------- -------- ------------ ---------


             $12,417         (1.12)%     1.45%      2.63%       27%
              11,920         (1.07)%     1.45%      2.00%       57%
              31,237         (1.10)%     1.45%      1.83%       60%
              15,300         (1.18)%     1.65%      2.34%       67%
               5,746         (1.48)%     1.90%      3.31%       61%


               5,785         (1.32)%     1.65%      3.60%       27%
               5,643         (1.29)%     1.65%      3.00%       57%
               8,908         (1.30)%     1.65%      2.70%       60%
               8,948         (1.72)%     2.15%      2.85%       67%
              18,008         (1.72)%     2.15%      3.19%       61%


                 811         (1.92)%     2.25%      7.67%       27%
                 804         (1.89)%     2.25%      6.77%       57%
                 923         (1.90)%     2.25%      7.46%       60%
                 457         (1.80)%     2.25%      9.95%       67%
                 461         (1.84)%     2.25%     28.00%       61%


                 825         (1.87)%     2.20%      6.79%       27%
               1,004         (1.85)%     2.20%      6.17%       57%
               1,008         (1.85)%     2.20%      7.44%       60%
                 543         (1.77)%     2.20%      8.21%       67%
                 488         (1.81)%     2.20%     27.32%       61%

See Notes to Financial Statements.                                          9

SHAKER FUND

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to the Shaker Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-seven series. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers four classes of shares: Intermediary Shares, A Shares, B Shares and C Shares. Intermediary Shares and A Shares commenced operations on April 27, 2001, after the Fund acquired the net assets of certain individual accounts managed by Shaker Management, Inc. and its affiliate, Shaker Investments, Inc., (now known as Shaker Investments, L.L.C.) in exchange for Fund shares. B Shares and C Shares commenced operations on December 11, 2001 and December 7, 2001, respectively. A Shares generally have a front-end sales charge while B Shares and C Shares have a contingent deferred sales charge. B Shares automatically convert to A Shares nine years from the end of the calendar month in which the Fund accepted your purchase. No sales charges are assessed with respect to Intermediary Shares. The Fund seeks long-term capital appreciation by investing primarily in the common stock of small- and medium-sized domestic growth companies. Small domestic companies typically have market capitalizations of less than $2 billion at the time of investment while medium domestic companies typically have market capitalizations in the range of $2 billion to $12 billion.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the last reported sales price or the NASDAQ Official Closing Price ("NOCP"), provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale or NOCP, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Money market instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available; or (2) the Adviser believes that the values available are unreliable.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

                                                                    SHAKER FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                             SEPTEMBER 30, 2005
--------------------------------------------------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions of net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

Each share of each class of the Fund represents an undivided, proportionate interest in the Fund. The Fund's class specific expenses include shareholder servicing fees, distribution fees, transfer agency fees, registration fees and certain expenses determined by the Trust's Board.

Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER - Shaker Investments, L.L.C. (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.10% of the average daily net assets of the Fund.

INVESTMENT ADVISORY AGREEMENT APPROVAL - At the June 8, 2005 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Fund (the "Advisory Agreement"). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser, including information regarding the Adviser, its personnel, operations and financial condition as well as information provided by the Trust's administrator. Specifically, the Board considered: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the advisory fee and total expense ratio of the Fund compared to relevant peer groups of funds; (3) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund;
(4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In particular, the Board focused on the factors discussed below.

The Board met with senior management of the Adviser and discussed the Adviser's personnel, operations and financial condition. Specifically, the Board discussed with the Adviser the adequacy of its resources. The Adviser represented

SHAKER FUND

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

that it was sufficiently staffed to provide investment management support to the Fund. The Adviser also noted that it was in sound financial condition and profitable. With respect to the Adviser's profitability on services rendered under the Advisory Agreement, the Board observed that, during the past fiscal year, the Adviser waived its advisory fee and reimbursed Fund expenses in the amount of approximately $276,000. The Board concluded that the Adviser possessed the fundamental resources necessary to meet its continued contractual fee waiver obligation and its investment mandate. Specifically, the Board concluded, based upon a review of the balance sheet, that the Adviser was solvent. Additionally, the Board concluded that the Adviser has the requisite back office support to help ensure the continuation of Fund operations under the Advisory Agreement.

The Adviser also discussed its approach to managing the Fund as well as the Fund's performance. The Adviser represented that it would continue to provide high quality portfolio management services to the Fund so long as it served as Adviser to the Fund. The Adviser reported that it would continue to market the Fund through several distribution channels in an effort to increase Fund assets. The Board considered that in addition to the Fund, the Adviser managed separate accounts and a hedge fund. The Board also considered that the Fund outperformed its benchmark for the 3-months, 6-months and 9-month periods ended March 31, 2005 but underperformed the benchmark for the 1-Year and 3-Year periods ended March 31, 2005. The Board also noted that the Fund outperformed its Lipper Inc. peer group for the 6-months period ended March 31, 2005 but underperformed its Lipper Inc. peer group for the 3-months, 9-months, 1-Year and 3-Year periods ended March 31, 2005. The Board, however, noted the Adviser's belief that the market continued to favor value-oriented stocks versus the growth-oriented stocks in which the Fund invested but that recent trends seemed to indicate that growth may be coming back into favor. The Board concluded that the Fund benefited from the Adviser's management of the Fund.

The Board also considered the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on fees and total expenses of similar mutual funds. The Board noted that the Adviser's gross advisory fee with respect to the Fund was slightly higher than the mean and median advisory fee for its Lipper Inc. peer group but that the net advisory fee was lower than the mean and median of its Lipper Inc. peer group. The Board also observed that the Funds' total expenses were higher than the mean and median total expenses for their Lipper Inc. peer group but noted that the Adviser had agreed to waive its fee and reimburse Fund expenses in order to limit the Fund's net expenses to 1.45%, 1.65%, 2.25% and 2.20% of average daily net assets for Intermediary Shares, A Shares, B Shares and C Shares, respectively, through July 31, 2006. The Board noted that the Fund's net expenses were lower than those of other funds within their Lipper Inc. peer group. The Board also recognized that it was difficult to make comparisons of expense ratios because of the variations in the services that are included in the fees paid by other funds. The Board concluded that the Adviser's advisory fee, after waivers, to be charged to the Fund was reasonable and consistent with the Lipper Inc. peer group average.

The Board then considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund did not contain breakpoints. The Board considered the size of the Fund as well as the fact that the Adviser has waived a portion of its fee and concluded that it would not be necessary to consider the implementation of fee breakpoints.

Finally, the Adviser represented that it receives a benefit arising from the use of soft dollars on trades from the Fund, which was used for the acquisition of research that may benefit not only the Fund, but potentially other clients of the Adviser. Based on the foregoing, the Board concluded that the use of soft dollars benefited the Fund.

                                                                    SHAKER FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                             SEPTEMBER 30, 2005
--------------------------------------------------------------------------------


Prior to voting, the Board reviewed a memorandum from counsel discussing the legal standards for its consideration of the Advisory Agreement. The Board also discussed the proposed approval of the continuance of the Advisory Agreement in a private session with counsel at which no representatives of the Adviser were present. Based upon its review, the Board concluded that the approval of the Advisory Agreement was reasonable, fair and in the best interests of the Fund and its respective shareholders.

ADMINISTRATION AND OTHER SERVICES - Citigroup Fund Services, LLC ("Citigroup"), provides administration, portfolio accounting and transfer agency services to the Fund.

DISTRIBUTION - Foreside Fund Services, LLC is the Trust's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. The certifying officers of the Trust are also principals of the Distributor. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act with respect to A Shares, B Shares and C Shares ("Distribution Plan"), the Fund pays the Distributor a fee at an annual rate of 0.25% of the average daily net assets of A Shares and 0.75% of the average daily net assets of each of B Shares and C Shares. The Distributor may pay some or all of these fees to various financial institutions, including the Adviser, that provide distribution or shareholder services. The Distribution Plan obligates the Fund to pay the Distributor compensation for the Distributor's services and not as reimbursement for certain expenses incurred. For the six months ended September 30, 2005, the Distributor received $6,587 (net of $433 waiver), $2,989 and $3,409 for A Shares, B Shares and C Shares, respectively.

For the six months ended September 30, 2005, the Distributor retained $1,540 of the front-end sales charges assessed on the sale of A Shares. For the six months ended September 30, 2005, the Distributor did not receive any compensation from the back-end sales charges on the sale of B Shares and retained $180 of the back-end sales charges on the sale of C Shares.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer, Principal Executive Officer and Principal Financial Officer to the Trust as well as certain additional compliance support functions.

TRUSTEES AND OFFICERS - Certain Trustees and officers of the Trust are directors, officers or employees of Citigroup or the Distributor.

SHAREHOLDER SERVICE - The Fund pays a shareholder servicing fee to Citigroup at an annual rate of up to 0.25% of the Fund's average daily net assets of each of A Shares, B Shares and C Shares under a shareholder service plan (the "Plan") established by the Trust and relevant to the Fund. Citigroup may perform or arrange for the performance of certain activities in relation to the servicing and maintenance of shareholder accounts not otherwise performed by the transfer agent. Under the Plan, Citigroup may enter into shareholder service agreements with financial institutions or other persons, including the Adviser, who provide shareholder servicing activities for their clients invested in the Fund.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that net expenses of Intermediary Shares, A Shares, B Shares and C Shares do not exceed 1.45%, 1.65%, 2.25% and 2.20%, respectively, of that class' average daily net assets through July 31, 2006. Citigroup and the Distributor have voluntarily waived a

SHAKER FUND

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

portion of their fees. Citigroup has voluntarily agreed to pay a portion of the Compliance Services fees through December 31, 2005. The Distributor has voluntarily agreed to waive a portion of its Compliance Services fees through June 30, 2006. These voluntary waivers may be reduced or eliminated at any time. For the six months ended September 30, 2005, fees waived and expenses reimbursed were as follows:

                                                                      TOTAL FEES
              INVESTMENT TRANSFER COMPLIANCE SHAREHOLDER DISTRIBUTION WAIVED AND
ADMINISTRATOR  ADVISER    AGENT    SERVICES   SERVICES     (12B-1)     EXPENSES
   WAIVED     REIMBURSED  WAIVED    WAIVED     WAIVED       WAIVED    REIMBURSED
------------- ---------- -------- ---------- ----------- ------------ ----------
   $1,979      $162,006    $774     $1,788     $1,903        $433      $168,883

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (including maturities), other than short-term investments, were $5,260,311 and $6,596,276, respectively, for the six months ended September 30, 2005.

NOTE 6.  FEDERAL INCOME TAX INFORMATION AND INVESTMENT TRANSACTIONS

As of March 31, 2005, distributable earnings on a tax basis were as follows:

              Capital and Other Losses               $(4,198,141)
              Unrealized Appreciation (Depreciation)   6,478,236
                                                     -----------
              Total                                  $ 2,280,095
                                                     ===========

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales reallocations.

As of March 31, 2005, the Fund has a capital loss carryover to offset future capital gains of $3,169,735 and 1,028,406, expiring in March 2011 and March 2012, respectively.

NOTE 7.  PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) 314-9048, on the SEC's website at www.sec.gov and on the Fund's website at www.shakerfund.com. The Fund's proxy voting record for the twelve-month period ended June 30, is available, without charge and upon request, by calling (888) 314-9048, on the SEC's website at www.sec.gov and on the Fund's website at www.shakerfund.com.

NOTE 8.  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

NOTE 9.  SHAREHOLDER EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for certain share classes, including sales charges (loads) on purchase payments and redemptions; and (2) ongoing costs, including management fees;

                                                                    SHAKER FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                             SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

distribution and service (12b-1) fees for certain share classes and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 through September 30, 2005.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES
                                      VALUE             VALUE        PAID DURING
                                  APRIL 1, 2005   SEPTEMBER 30, 2005   PERIOD*
                                ----------------- ------------------ -----------
SHAKER FUND INTERMEDIARY SHARES
Actual Return                       $1,000.00         $1,090.06        $ 7.60
Hypothetical Return                 $1,000.00         $1,017.80        $ 7.33
SHAKER FUND A SHARES
Actual Return                       $1,000.00         $1,088.56        $ 8.64
Hypothetical Return                 $1,000.00         $1,016.80        $ 8.34
SHAKER FUND B SHARES
Actual Return                       $1,000.00         $1,085.52        $11.76
Hypothetical Return                 $1,000.00         $1,013.79        $11.36
SHAKER FUND C SHARES
Actual Return                       $1,000.00         $1,086.78        $11.51
Hypothetical Return                 $1,000.00         $1,014.04        $11.11

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, 1.65%, 2.25% and 2.20% for Intermediary Shares, A Shares, B Shares and C Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 (to reflect the half-year period).

                                TRANSFER AGENT

                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101
                          (888) 314-9048 (toll free)
                     E-mail address: shaker@citigroup.com

                                  DISTRIBUTOR

                          Foreside Fund Services, LLC
                       Two Portland Square, 1/st/ Floor
                             Portland, Maine 04101
                               www.foresides.com

This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

[LOGO] SHAKER fund

                                  Shaker Fund
                                 P.O. Box 446
                             Portland, Maine 04112
                                (888) 314-9048

                   Investment Company Act File No. 811-3023

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Included as part of report to shareholder under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's President and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        FORUM FUNDS

By       /s/ Simon D. Collier
         ---------------------------
         Simon D. Collier, President & Principal Executive Officer

Date     November 29, 2005
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Simon D. Collier
         -----------------------------------
         Simon D. Collier, President & Principal Executive Officer

Date     November 29, 2005
         -----------------------------------


By       /s/ Carl A. Bright
         -----------------------------------
         Carl A. Bright, Principal Financial Officer

Date     November 29, 2005
         -----------------------------------